VISION GROUP OF FUNDS

Semi-Annual Report to Shareholders

October 31, 2002

for *Where you want to be*

President’s Message

Dear Investor:

I am pleased to present the Semi-Annual Report of the VISION Group of Funds for the first half of the Funds’ current fiscal year, which is the six-month period from May 1, 2002 through October 31, 2002. This report begins with a discussion by the management of each non-money market Fund management about the economy, the market, and fund strategies over the reporting period. Next, you’ll find a complete list of portfolio holdings and financial statements for each Fund.

The six-month reporting period saw continued positive performance from bonds, and continued weakness from stocks. If you are a stock investor, I urge you to remember that your long-term goals require a long-term commitment. As difficult as this bear market has been, acting on your emotions can distract you from your long-term objectives.

For more in-depth information on the investment climate and our outlook, I urge you to read the portfolio managers’ investment reviews.

Fund-by-Fund performance highlights are as follows:

VISION EQUITY FUNDS

VISION International Equity Fund
The VISION International Equity Fund pursues long-term capital appreciation by investing in international stocks issued by established companies in developed markets.* Over the reporting period, the fund’s Class A Shares produced a total return of (16.54)%, or (21.12)% adjusted for the fund’s sales charge, due to a decline in international stock prices. Class B Shares produced a total return of (16.87)%, or (21.03)% adjusted for the fund’s contingent deferred sales charge.** At the end of the reporting period, the fund’s net assets totaled $41.7 million.

VISION Small Cap Stock Fund
This VISION fund pursues growth of capital by investing in stocks issued by small cap companies.† Over the reporting period, the fund’s Class A Shares produced a total return of (20.86)%, or (25.23)% adjusted for the fund’s sales charge, the result of a decline in net asset value. Class B Shares produced a total return of (21.14)%, or (25.08)% adjusted for the fund’s contingent deferred sales charge, through a decline in net asset value.** At the end of the reporting period, the fund’s net assets totaled $92.3 million.

VISION Mid Cap Stock Fund
The fund’s portfolio pursues its objective of total return by investing in high-quality mid-cap stocks selected through a systematic process that focuses on value, or “cheapness,” and improving fundamental strength. During the reporting period, the fund’s Class A Shares produced a total return of (17.16)% or (21.73)% adjusted for the fund’s sales charge, due to a decline in net asset value. Class B Shares produced a total return of (17.61)% or (21.73)% adjusted for the contingent deferred sales charge, due to a decline in net asset value.** At the end of the reporting period, the fund’s net assets totaled $101.6 million.

VISION Large Cap Growth Fund
This fund pursues capital appreciation by investing in large, established blue-chip growth companies. Over the reporting period, the fund’s Class A Shares produced a total return of (17.07)%, or (21.63)% adjusted for the fund’s sales charge, through a decline in net asset value. Class B Shares produced a total return of (17.53)%, or (21.65)% adjusted for the fund’s contingent deferred sales charge, through a decline in net asset value.** At the end of the reporting period, the fund’s net assets totaled $14.7 million.

VISION Large Cap Core Fund
This VISION fund pursues long-term capital appreciation and provides an “all around” approach to stocks by investing in large, established blue-chip companies. Over the reporting period, the fund’s Class A Shares produced a total return of (24.29)%, or (28.49)% adjusted for the fund’s sales charge. Class B Shares produced a total return of (24.54)%, or

*	International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

†	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

(28.31)% adjusted for the fund’s contingent deferred sales charge, through a decrease in net asset value.* At the end of the reporting period, the fund’s net assets totaled $100.8 million.

VISION Large Cap Value Fund
This fund pursues current income, with a secondary focus on capital appreciation from stocks believed to be undervalued. Over the reporting period, the fund’s Class A Shares produced a total return of (22.82)%, or (27.06)% adjusted for the fund’s sales charge. Class B Shares produced a total return of (23.21)%, or (27.05)% adjusted for the contingent deferred sales charge.* The fund’s net assets totaled $38.7 million at the end of the reporting period.

VISION MANAGED ALLOCATION FUNDS

VISION Managed Allocation Fund—Aggressive Growth
This VISION fund pursues capital appreciation by investing in a strategic combination of VISION Stock, Bond and Money Market funds with an emphasis on those investing in stocks. Over the reporting period, the fund’s Class A Shares produced a total return of (17.49)%, or (21.62)% adjusted for the fund’s sales charge. Class B Shares produced a total return of (17.81)%, or (21.92)% adjusted for the contingent deferred sales charge.* The fund’s net assets totaled $5.7 million at the end of the reporting period.

VISION Managed Allocation Fund—Moderate Growth
This VISION fund pursues capital appreciation and, secondarily, income by investing in a strategic combination of VISION stock, bond, and money market funds. Over the reporting period, the fund’s Class A Shares produced a total return of (10.53)%, or (14.58)% adjusted for the fund’s sales charge, and paid dividend income of $0.05 per share. Class B Shares produced a total return of (11.04)%, or (15.48)% adjusted for the contingent deferred sales charge, and paid dividend income of $0.02 per share.* The fund’s net assets totaled $11.0 million at the end of the reporting period.

VISION Managed Allocation Fund—Conservative Growth
This VISION fund pursues capital appreciation and income by investing in a strategic combination of VISION Stock, Bond and Money Market funds with an emphasis on those investing in bonds. Over the reporting period, the fund’s Class A Shares produced a total return of (2.48)%, or (6.42)% adjusted for the fund’s sales charge, and paid dividend income totaling $0.12 per share. Class B Shares produced a total return of (3.00)%, or (7.81)% adjusted for the contingent deferred sales charge, and paid dividend income of $0.09 per share.* The fund’s net assets totaled $4.3 million at the end of the reporting period.

VISION FIXED INCOME FUNDS

VISION New York Municipal Income Fund
This fund’s portfolio of high-quality, New York municipal bonds paid tax-free income distributions totaling $0.20 per share for Class A Shares.** In a positive interest rate environment for bond prices, the fund’s net asset value increased by $0.25 over the reporting period. As a result, the fund’s Class A Shares achieved a total return of 4.38%, or (0.31)% adjusted for the fund’s sales charge.* By the end of the reporting period, tax-sensitive New York residents had invested a total of $83.5 million in the fund.

VISION Pennsylvania Municipal Income Fund
This VISION fund pursues income exempt from both federal and Pennsylvania state income taxes through a portfolio of high-quality, Pennsylvania municipal bonds. Over the reporting period, the fund’s Class A Shares paid tax-free income distributions totaling $0.17 per share.** In a positive interest rate environment for bond prices, the fund’s net asset value increased by $0.28. As a result, the fund achieved a total return of 4.48%, or (0.22)% adjusted for the fund’s sales charge.* By the end of the reporting period, tax-sensitive Pennsylvania residents had invested a total of $86.1 million in the fund.

VISION Intermediate Term Bond Fund
This VISION fund pursues current income, with long-term growth of capital as a secondary objective, by investing in a broad range of intermediate-term, U.S. government and investment grade corporate bonds. Over the reporting period, Class A Shares paid dividends totaling $0.26 per share, while the fund’s net asset value rose by $0.22. As a result, the fund produced a total return of 5.04%, or 0.30% adjusted for the fund’s sales charge.* At the end of the reporting period, the fund’s net assets totaled $153.9 million.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**	Income may be subject to the federal alternative minimum tax and some state and local taxes.

VISION U.S. Government Securities Fund
The fund’s portfolio of U.S. government securities paid dividends totaling $0.26 per share, while the fund’s net asset value rose by $0.30. As a result, the fund produced a total return of 5.94%, or 1.14% adjusted for the fund’s sales charge.* At the end of the reporting period, the fund’s net assets totaled $125.0 million.

VISION MONEY MARKET FUNDS†

VISION New York Tax-Free Money Market Fund, a portfolio of New York municipal money market securities, paid double-tax-free dividends (triple-tax-free dividends to New York City residents) totaling $0.005 per share during the reporting period.** The fund’s net assets totaled $201.9 million at the end of the reporting period.

VISION Money Market Fund, a diversified portfolio of corporate and U.S. government money market securities, paid dividends totaling $0.006 per share to Class A Shares investors and $0.004 per share to Class S Shares investors during the reporting period. The fund’s net assets totaled $1.5 billion at the end of the reporting period.

VISION Treasury Money Market Fund, which invests exclusively in U.S. Treasury securities, paid dividends totaling $0.006 per share to Class A Shares investors and $0.004 per share to Class S Shares investors during the reporting period. The fund’s net assets totaled $672.3 million at the end of the reporting period.

As always, thank you for choosing one or more of the VISION Funds to pursue your financial goals. We’ll continue to keep you up-to-date on your progress as you participate in key financial markets through this expanded mutual fund family.

Sincerely,

/s/Carl W. Jordan
Carl W. Jordan
President
December 16, 2002

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**	Income may be subject to the federal alternative minimum tax and some state and local taxes.
†
An investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

VISION
International Equity Fund

Performance

While absolute performance has been negative over the six month period ending October 31, 2002, relative performance has been positive in this period reflecting value added decisions at the country, currency and stock decision levels.

In recent volatile markets (3 years), this Fund has delivered a lower volatility (16.9% per annum) than that of the MSCI World ex US Index (17.4% per annum).*

Recent strong outperformance has been largely driven by good stock and sector decisions, as the benefits of our global research platform provide us with the confidence to take advantage of recent volatile markets.

Current Views

The majority of the “risk budget” is being spent as stock, rather than industry, currency or country views. Some of the largest active views in the portfolio are at the stock level under “pairwise trades.”

We took advantage of the relative strength of the Asian markets to switch positions from Asian names into comparable companies. This included reductions in the holdings of DBS Group Holdings and National Australia Bank with the proceeds being added to Royal Bank of Scotland.

Japan is the largest geographic underweight because we remain skeptical of the prospect for meaningful economic reforms and corporations show little sign of tackling their dismal return on equity. Valuations are beginning to look stretched compared to their European and U.S. counterparts. The UK remains the largest overweight driven entirely by the number of good opportunities at the stock level.

The Japan underweight is followed by Germany and Canada, the largest overweight is to the UK, followed by France and Sweden.

Consumer Discretionary became the largest sector overweight as we add to Nintendo, Compagniere Financiere Richemont and Koninklijke (Royal) Philips Electronics NV taking advantage of valuation anomalies. The Health Care overweight was doubled as we added to Sanofi-Synthelabo, Altana and Serono while the sector was weakened due to negative news flow.

*	The MSCI World ex U.S. Index is an unmanaged index representing 22 developed foreign stock markets.

VISION
Small Cap Stock Fund

The six months ended October 31, 2002 experienced a continuation of the trends, anxiety and concerns of the past year. During this period of time, virtually all segments of the U.S. stock market declined sharply. Small cap stocks* underperformed larger stocks during the period, but stocks overall fell indiscriminately. The Russell 2000 Index** of small companies fell more than 26% over the last six months while the VISION Small Cap Stock Fund’s Class A Shares’ total return was (20.86)%, or (25.23)% adjusted for the fund’s sales charge, and the Class B Shares’ total return was (21.14)%, or (25.08)% adjusted for the fund’s contingent deferred sales charge.***

Within the small cap stock universe, value oriented securities fell less than growth stocks with the Russell 2000 Value Index† declining 24.5% and the Russell 2000 Growth Index†† declining 29.0%. An October rally helped modestly with growth stocks outperforming value stocks in all capitalization ranges.

During the six-month period of time, LSV Asset Management’s (value) defensive portfolio performed better than the value index by approximately 500 basis points. Their emphasis on cash flow and earnings helped performance during this period. Mazama Capital Management (growth) participations declined (22.6)% whereas their growth index fell (29)%. While the absolute performance was negative, both managers outperformed their benchmarks by 500 basis points or better.

Anticipating an improvement in economic fundamentals, equity valuations should respond favorably as mounting evidence becomes clearer and investor confidence rises. Currently, there are many opportunities within both management styles offering compelling opportunities for future growth. Emphasis on these investments reflects the conviction that improving economic conditions and a growing economy will reward high-growth sectors and industry groups first, followed by other areas of the market.

*	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.
**
The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. Indexes are unmanaged and investments cannot be made in an index.

***
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

†
The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and investments cannot be made in an index.

††
The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and investments cannot be made in an index.

VISION
Mid Cap Stock Fund

Continued bearish sentiment drove the market downward again over the past six months. Investor fears of a double-dip recession were exacerbated by downward Gross Domestic Product revisions, a decline in consumer sentiment, and an increase in jobless claims. This in combination with the WorldCom bankruptcy, the anniversary of the September 11th terrorist attacks and a potential war with Iraq served to push stock prices lower. While small cap stocks had been the recent leaders of the market, economic concerns led investors to lighten up on small cap names and thus, less volatile large cap stocks outperformed. Although all sectors posted negative returns, there were some bright spots in the more defensive sectors, such as Health Care,  Consumer Noncyclicals, and Utilities that performed  relatively well. The Commercial Services, Telecommunications and Technology sectors, on the other hand, performed poorly. For the six months ended October 31, 2002, the Standard and Poor’s Mid Cap 400 Index* returned (20.66)% and the broader Russell Midcap® Index** returned (20.19)%.

During this period, the Fund benefited from a diversified strategy that seeks out inexpensive mid cap stocks with improving fundamentals. For the six months ended October 31, 2002, the Fund’s Class A shares and Class B shares returned (17.16)% and (21.73)% at net asset value respectively, and (17.61)% and (21.73)%, adjusted for the Fund’s sales charge and contingent deferred sales charge, respectively.***

Searching for more stable, recession resistant growth, investors flocked to Health Care during the period. Driven by positive trends in the hospital industry, such as the aging population, supply limitations and moderating labor costs, Health Management Associates was one of the best performers in this portfolio. Universal Health, another hospital stock, also performed well. Anthem was helped by expense reductions and price increases in the managed care industry. Trigon was acquired during the period and thus performed particularly well.

Consumer Noncyclicals offered another haven, with food, beverage, tobacco and household product names all performing well. Holdings such as Sensient Technologies, for example, outperformed due to the company’s successful focus on higher value-added food ingredients. Kellogg was strong, as consumers traded up to higher margin cereals.

After a long period of strong returns, Commercial Services was the worst performing sector in the Fund’s portfolio during this period. Previously viewed as a less risky technology investment, the entire group sold off due to deteriorating fundamentals. Concord EFS and BISYS suffered as earnings expectations were lowered. While Technology also had a difficult period, software names such as Intuit and BMC Software performed quite well.

Going forward, we expect uncertainty to weigh on the market until the Iraq situation is better understood. However, on a more positive note, corporate malfeasance worries seem to have abated as CEOs signed off on the accuracy of their financial reports. In addition, the Federal Reserve Board (the “Fed”) recognized that the economy could use a jump-start and recently cut the Fed Funds rate 50 basis points to a record low of 1.25%. We believe the consumer will continue to increase spending which should allow the economy to continue its modest and gradual recovery. Meanwhile, our independent research staff, free of the conflicts of interest which plague Wall Street, will continue to closely scrutinize the Fund’s holdings and seek to provide the highest quality financial projections possible to our disciplined valuation system.

*
The Standard & Poor’s Mid Cap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Investments cannot be made in an index.

**
The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of the Russell 1000 Index. Indexes are unmanaged and investments cannot be made in an index.

***
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

VISION
Large Cap Growth Fund

During the six months ended October 31, 2002 the fund’s Class A Shares returned (17.07)% based on net asset value, or (21.63)% adjusted for the fund’s sales charge, and the fund’s Class B Shares returned (17.53)% based on net asset value, or (21.65)% adjusted for the fund’s contingent deferred sales charge.* This compares with a (15.38)% return for the S&P/Barra Growth Index,** a commonly referenced unmanaged index of large capitalization “growth” oriented stocks. During this same period the Lipper Large Cap Growth Fund Average*** returned (18.40)% and the S&P 500 Index**** returned (17.03)%.

The sub-advisor, Montag & Caldwell, focuses on large capitalization companies that have above-average earnings growth rates which are selling at a reasonable valuation in the stock market.

Good stock selection within the consumer staples and health care sectors during the past six months enabled the fund to perform in-line to slightly better than the majority of large cap growth managers in a difficult market environment. Unfortunately, poor relative performance of the fund’s holdings within the energy, consumer discretionary, and technology sectors largely offset the above positives.

Recent portfolio activity has included the establishment of a position in eBay (0.8)%, the leading online marketplace for the sale of goods and services. We also established position in Gannett (2.3)%, a leading newspaper and media company, and Kohl’s (2.4)%, a high quality mid-range department store company. Two technology companies we had initiated early in the year, BEA Systems and Siebel Systems were sold when the anticipated recovery in sales and earnings failed to materialize. Several names in the portfolio which we had already reduced due to lower confidence in earnings growth were eliminated over the summer: Nokia and Paychex. We also eliminated our position in Home Depot in the wake of a widening sales growth gap versus the company’s largest competitor. We sold our position in Electronic Data Systems following surprising and very disappointing earnings preannouncement for the third quarter.

The fund continues to emphasize high quality growth companies that have the potential to achieve double digit earnings growth in a challenging corporate profit environment. It has been our view that a lack of pricing power and the implementation of more conservative accounting practices would contribute to a less than expected recovery in corporate profits. This more moderate profit trend seems to be the most likely outcome at this time. We believe high quality global growth companies in the consumer staples and healthcare areas will continue to do well. In addition to their solid growth prospects, their shares may benefit from an expansion of their price earnings ratios in the current low interest rate environment. We also favor quality cyclical growth issues that should achieve attractive but realistic earnings targets with ongoing economic recovery. These include the shares of companies in the industrial, consumer discretionary, and oil service sectors. In technology, we are looking for companies that can achieve earnings recovery in a difficult industry environment.

Thank you for this opportunity to communicate with you. We look forward to updating you on the Fund’s progress in the future.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The S&P/Barra Growth Index is an unmanaged capitalization weighted index of stocks in the Standard & Poor’s 500 Index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investments cannot be made in an Index.

***
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

****
The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

VISION
Large Cap Core Fund

The Fund’s Class A Shares returned (24.29)% based on net asset value (NAV) or (28.49)% adjusted for the fund’s sales charge, and the Fund’s Class B Shares returned (24.54)% based on net asset value or (28.31)% adjusted for the fund’s contingent deferred sales charge for the six months ended October 31, 2002.* The (24.29)% total return based on the NAV compares with a (17.02)% total return for the S&P 500 Index,** a commonly referenced unmanaged index of large capitalization stocks. During this same period the Lipper Large Cap Core Fund Average returned (17.62)%.***

Our equity approach is based on consistency and discipline. We apply a disciplined, yet opportunistic methodology focused on identifying companies with growth characteristics selling at attractive valuations. Our investment process is grounded in three dimensions. We utilize a top down thematic perspective and bottom-up intensive security analysis, with both approaches centered and balanced by risk control measures.

Top-Down: Thematic

Our thematic dimension incorporates our top-down assessment of how we should be positioned to take advantage of secular trends or patterns developing in the U.S. economy. We identified five major themes that should prove important for the 2002-2003 time frame:

1.
Demographics — The graying of America affects consumption patterns. We identify companies that capture increasing demand for pharmaceuticals while minimizing drug specific risk. Specific stocks include Caremark RX, Express Scripts, and IMS Health. Demand for casual dining increases as people age and have more disposable income. Darden Restaurants is positioned to benefit from this trend. Carnival should also benefit from an affluent, aging population. As the U.S. population ages, investing replaces consumption. This favors asset gatherers, annuity writers, and custodians such as Merrill Lynch, Hartford Financial Services and Bank of New York.

2.
Supply/Demand Imbalances — Cyclical industry conditions can create significant supply/demand imbalances. For example, demand outstrips supply in the U.S. hospital or health provider system. Demand for tertiary care in fast-growing markets is increasing while the supply of hospital beds is declining. Health Management Associates is an example of this theme. Demand for property and casualty insurance is rising while the supply or willingness to write certain types of policies has been curtailed, affording insurers such as St. Paul pricing power.

3.
The Information Age — Accelerated pace of change intensifies the battleground between innovators and incumbents. We invest in industry leaders who demonstrate their commitment to enhance their competitive advantage. We also invest with innovators and disrupters who could be tomorrow’s leaders. Additionally, many information age companies have significant intangible assets. Intangible assets can be key drivers of equity valuations, but require special qualitative analysis.

There are a number of sub-themes within the Information Age theme. The first is that power supply regulation becomes more important as product complexity increases. International Rectifier addresses this need. Second, we identify companies who establish and control the standards setting process. For mobility and wireless standards we have invested in Texas Instruments and Intersil. Third, we seek to participate in innovation while minimizing our exposure to specific technologies. Agilent Technologies reflects this concept.

A fourth sub-theme is that powerful two-way broadband networks plus a benign regulatory environment brighten cable’s future. Comcast and Cox Communications represent our cable choices. Fifth, video-on-demand will drive a new round of set-top box sales and Scientific-Atlanta is our selection. Sixth, enterprises are turning towards aggregators to implement their technology plans. To meet market demands, these aggregators — such as International Business Machines — need scale and scope. Our last Information Age sub-theme is convergence of content, delivery, and multiple services, and it favors media companies with powerful brands. Here, our holdings include Viacom and Walt Disney.

4.
Industry Consolidation — Profit pressures and competitive forces will drive consolidation in the energy, financial services, and utility sectors. Also, increasing scale should improve efficiency and returns. Some European financial conglomerates have excess capital and are seeking U.S. distribution. Jefferson-Pilot is a fund holding that should benefit from this trend. A number of the multinational integrated oil companies have been acquiring North American reserves; Burlington Resources and Marathon Oil could appeal to acquirers.

5.
The Global Market Place — Open markets and new groups of global consumers provide growth opportunities, especially for companies that possess economies of scale and/or scope in their industry. Citigroup, Kimberly-Clark, Morgan Stanley, Mattel, Dell Computer, and Capital One Financial are a few of our holdings extending their market power internationally.

6.
Security Takes Center Stage — Complex global dynamics have replaced the predictability of the Cold War and the investment mainstream’s complacency regarding security has been shattered. Real increases in the defense budget have accelerated, favoring especially defense electronics powerhouse Raytheon. Both public facilities and services security infrastructure are getting a massive overhaul, which benefits Symbol Technologies.

Bottom-Up: Intensive Security Analysis — GARP

We emphasize stocks with growth prospects that on average are greater than the earnings growth rate of our Value benchmark. This follows from our conviction that future stock prices will largely be determined by future earnings growth. However, we want to pay a low multiple for that growth. Our average forward price earnings ratios (P/E’s) are lower than the average P/E multiple of the S&P Barra Value index.† A favorable P/E to growth ratio (PEG ratio) is our primary metric of GARP (Growth-At-a-Reasonable Price).

Risk control

We utilize stringent risk control measures to reduce expected tracking error or expected variance from our benchmark — the value side of the S&P 500. As a result of our risk control process, we invest in many industry leaders such as General Electric, Microsoft, Wal-Mart, Pfizer, Intel, Coca-Cola, Cisco Systems, American International Group, AOL Time Warner, Exxon Mobil, ChevronTexaco, and Verizon Communications.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

***
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales changes.

†
The S&P/Barra Value Index is a market capitalization-weighted index of the stocks in the Standard & Poor’s 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. This index is unmanaged and investments cannot be made in an index.

VISION
Large Cap Value Fund

The Fund’s Class A Shares returned (22.82)% based on net asset value (NAV) or (27.06)% adjusted for the fund’s sales charge and the Fund’s Class B Shares returned (23.21)% based on NAV, or (27.05)% adjusted for the Fund’s contingent deferred sales charge* for the six months ended October 31, 2002. The (22.82)% total return based on the NAV compares with a (18.95)% total return for the S&P/Barra Value Index,** a commonly referenced unmanaged index of large capitalization, value-oriented stocks. During this same period the Lipper Large Cap Value Fund Average returned (18.63)%.***

Our equity approach is based on consistency and discipline. We apply a disciplined, yet opportunistic methodology focused on identifying companies with growth characteristics selling at attractive valuations. Our investment process is grounded in three dimensions. We utilize a top down thematic perspective and bottom-up intensive security analysis, with both approaches centered and balanced by risk control measures.

Top-Down: Thematic

Our thematic dimension incorporates our top-down assessment of how we should be positioned to take advantage of secular trends or patterns developing in the U.S. economy. We identified five major themes that should prove important for the 2002-2003 time frame:

1.
Demographics — The graying of America affects consumption patterns. We identify companies that capture increasing demand for pharmaceuticals while minimizing drug specific risk. Specific stocks include Caremark RX and IMS Health. Demand for casual dining increases as people age and have more disposable income. Darden Restaurants is positioned to benefit from this trend. Carnival should also benefit from an affluent, aging population. As the U.S. population ages, investing replaces consumption. This favors asset gatherers, annuity writers, and custodians such as Merrill Lynch, and Hartford Financial Services and Bank of New York.

2.
Supply/Demand Imbalances — Cyclical industry conditions can create significant supply/demand imbalances. For example, demand outstrips supply in the U.S. hospital or health provider system. Demand for tertiary care in fast-growing markets is increasing while the supply of hospital beds is declining. Health Management Associates is an example of this theme. Demand for property and casualty insurance is rising while the supply or willingness to write certain types of policies has been curtailed, affording insurers such as St. Paul pricing power.

3.
The Information Age — Accelerated pace of change intensifies the battleground between innovators and incumbents. We invest in industry leaders who demonstrate their commitment to enhance their competitive advantage. We also invest with innovators and disrupters who could be tomorrow’s leaders. Additionally, many information age companies have significant intangible assets. Intangible assets can be key drivers of equity valuations, but require special qualitative analysis.

There are a number of sub-themes within the Information Age theme. The first is that power supply regulation becomes more important as product complexity increases. International Rectifier addresses this need. Second, we identify companies who establish and control the standards setting process. For mobility and wireless standards we have invested in Texas Instruments and Intersil. Third, we seek to participate in innovation while minimizing our exposure to specific technologies. Agilent Technologies reflects this concept. A fourth sub-theme is that powerful two-way broadband networks plus a benign regulatory environment brighten cable’s future. Comcast and Cox Communications represent our cable choices. Fifth, video-on-demand will drive a new round of set-top box sales and Scientific-Atlanta is our selection. Our last Information Age sub-theme is convergence of content, delivery, and multiple services, and it favors media companies with powerful brands. Here, our holdings include Viacom and Walt Disney.

4.
Industry Consolidation — Profit pressures and competitive forces will drive consolidation in the energy, financial services, and utility sectors. Also, increasing scale should improve efficiency and returns. Some European financial conglomerates have excess capital and are seeking U.S. distribution. Jefferson-Pilot is a fund holding that should benefit from this trend. A number of the multinational integrated oil companies have been acquiring North American reserves; Burlington Resources and Marathon Oil could appeal to acquirers.

5.
The Global Market Place — Open markets and new groups of global consumers provide growth opportunities, especially for companies that possess economies of scale and/or scope in their industry. Citigroup, Kimberly-Clark, Morgan Stanley, and Capital One Financial are a few of our holdings extending their market power internationally.

6.
Security Takes Center Stage — Complex global dynamics have replaced the predictability of the Cold War and the investment mainstream’s complacency regarding security has been shattered. Real increases in the defense budget have accelerated, favoring especially defense electronics powerhouse Raytheon. Both public facilities and services security infrastructure are getting a massive overhaul, which benefits Symbol Technologies.

Bottom-Up: Intensive Security Analysis — GARP

We emphasize stocks with growth prospects that on average are greater than the earnings growth rate of our Value benchmark. This follows from our conviction that future stock prices will largely be determined by future earnings growth. However, we want to pay a low multiple for that growth. Our average forward price earnings ratios (P/E’s) are lower than the average P/E multiple of the S&P Barra Value Index.** A favorable P/E to growth ratio (PEG ratio) is our primary metric of GARP (Growth-At-a-Reasonable Price).

Risk Control

We utilize stringent risk control measures to reduce expected tracking error or expected variance from our benchmark — the value side of the S&P 500. As a result of our risk control process, we invest in many industry leaders such as American International Group, AOL Time Warner, Bellsouth, ChevronTexaco, Exxon Mobil, SBC Communications, Verizon Communications, and Wells Fargo.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The S&P/Barra Value Index is a market capitalization-weighted index of the stocks in the Standard & Poor’s 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. This index is unmanaged and investments cannot be made in an index.

***
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

VISION
Managed Allocation Funds

The six-month period ended October 31, 2002 was by many measures one of the most challenging on record. Early in the period a huge wet blanket of uncertainty in the form of corporate accounting scandals was draped over investor confidence. Each passing week seemed to bring another round of shady corporate books into public view. This scrutiny, in turn, led to the inevitable restatements of corporate financials. In some particularly egregious cases television screens and newspaper front pages were filled with images of corporate executives being led off to jail in cuffs and irons. Investors appeared to finally have had their fill of this boardroom wrongdoing in July and headed for the safety of the sidelines in droves. The resulting drop in equity prices was swift and steep affecting every size stock (large, mid-cap and small) and all three investment styles (growth, blend and value).

As the summer wore on and it became apparent that the accounting scandals and their attendant bankruptcies were largely concentrated in portions of the utilities and telecommunications sectors, investors began filing back into equities. In August investors saw a steadying of equity values begin to play out. However, talk of a renewed war with Iraq doused investors’ hopes yet again and by September stocks were again in a free fall.

Throughout this roller coaster ride (one with more dips than climbs) most fundamental economic statistics either continued to improve or at least showed continued signs of slow but steady underlying growth in the domestic economy. When October rolled around investors seemed to take heed of these not-so-bad economic fundamentals and, in a rush back to stocks, sent equity market prices surging upward once again.

Still, setbacks abounded, often in the double-digits, for stocks of all stripes during the six-month period ended October 31, 2002. Stocks’ losses were bonds’ gains as high quality fixed income instruments attracted dollars as investors looked for safe havens for their cash. This performance dichotomy was captured and reflected in the returns of the VISION Managed Allocation Funds.

The Aggressive Growth Fund’s Class A Shares showed a (17.49)% total return (net asset value basis) or (21.62)% adjusted for the fund’s sales charge, and the Class B Shares showed a (17.81)% total return (net asset value) or (21.92)% adjusted for the contingent deferred sales charge for the six months ended October 31, 2002.* Due to its makeup of close to 90% equity, this type of return was to be expected over a six-month period when several of the Fund’s component equity segments were shedding upwards of 20% of their value. The Fund’s ability to keep its losses for the period in the mid-teens is due to its small U.S. government bond and money market components as well as to its international and mid-cap equity exposures. To take advantage of attractive valuations in the market at the end of September, the managers of the Fund shifted 1% of market value out of the U.S. Government Bond Fund and into the domestic Large Cap Core Fund within the allocation. This move proved propitious as equity values advanced in October.

The Moderate Growth Fund, with its close to 60% exposure to equities, certainly experienced the stock market down drafts for which this six-month period is most memorable. However, because of its healthy fixed income component there was a large chunk of the Fund acting as a price ‘shock absorber’ throughout the period. Consequently, the Fund’s Class A Shares posted a (10.53)% total return (net asset value basis) or (14.58)% adjusted for the Fund’s sales charge, and the Class B Shares posted a (11.04)% total return (net asset value basis) or (15.48)% adjusted for the contingent deferred sales charge from May 1, 2002 through October 31, 2002.* The Fund managers slightly adjusted the allocation at the end of September, moving 1% of the market value out of government bonds and into domestic large cap stock, a move that benefited the Fund in October when stock prices surged upward.

The Conservative Growth Fund fared the best during the six-month period ended October 31, 2002. With its relatively light allocation to stocks and with around three-quarters of its value in bonds, this Fund received the full benefit of a fixed income ‘parachute’ over the period. While the equity portion weighed heavily, the bond components combined to help the Fund’s Class A Shares post a (2.48)% total return (net asset value basis) or (6.42)% adjusted for the fund’s sales charge and the Class B Shares post a (3.00)% total return (net asset value basis) or (7.81)% adjusted for the contingent deferred sales charge, for the six months ended October 31, 2002.* This relatively minor loss means the Fund has a fairly shallow hole from which to climb in order to return to positive territory once the broader equity markets begin their long-awaited advance. To assist the Fund in this anticipated rebound, the Fund’s managers made a slight change in the allocation toward the end of

September shifting 1% away from US government bonds to large cap domestic stocks.

The watchwords of “diversification” and “discipline” have helped the Managed Allocation Funds steer clear of the return cellar through a very challenging period in market history. It is this same mitigation of risk and maintenance of resolve that should allow the Funds to participate on the upside of any eventual turn-around in market fortunes.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

VISION
New York Municipal Income Fund

The last six months has been very positive for the municipal bond market. Yields on ten-year municipal bonds declined from 3.94% on April 30, 2002 to 3.64% on October 31, 2002 and also declined from 5.19% to 4.92% for 30-year municipal bonds. Over the last six months municipals have performed in line with the Treasury and other taxable bond markets. The market has been well supported by buyers as investors have continued to buy bonds in the face of a declining equity market.

The VISION New York Municipal Income Fund posted a positive total return of 4.38% over the six months ended October 31, 2002 or (0.31)% adjusted for the fund’s sales charge.* The Lipper New York Municipal Debt Funds Index** return for the same period was 4.64%. For the twelve month period ended October 31, 2002, the VISION New York Municipal Income Fund returned 5.03% (0.28% adjusted for the fund’s sales charge) versus the Lipper return of 4.84%.*

The fund continues to emphasize high quality New York municipals while keeping the average maturity of the portfolio short to its benchmark. Over the last year the municipal yield curve has steepened, with short-term rates falling more than long-term rates over this time period. We expect the municipal bond market to perform better than the taxable bond markets over the coming months, as municipal bonds are currently selling at very attractive yields compared to taxable bonds and demand continues to be strong.

*
Past performance is no guarantee of future results. Investments return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

VISION
Pennsylvania Municipal Income Fund

The bond market continued its impressive 2002 performance over the past six months. Recent economic data have forced investors to reassess earlier forecasts for a modestly improving economy taking hold in the second half of the year. Fears that the U.S. economy will slide back into recession have escalated over the past two months. The plunge in consumer confidence and the spike in October layoff announcements were a clear signal to the Federal Reserve Board (Fed) that another easing in policy was necessary. The weak economic climate, depressed equity prices, and the anticipation of the Fed lowering interest rates again provided positive returns for bonds over the past six months.

Pennsylvania municipal bond yields were generally in a downward moving trend through September 30, 2002. However, liquidity vanished for a short period of time during the month of October as yields were under pressure from the supply side. Thirty-day visible supply moved to about $20 billion, almost double the amount of previous peak levels, as issuers rushed to take advantage of lower yields. Rates have again decreased since mid-October and are still attractive when compared to taxable Treasury yields.

We recently shifted the duration* strategy of the VISION Pennsylvania Municipal Income Fund to neutral to the benchmark, from a moderately longer duration than the index. We continue to emphasize quality and diversification across issuers and sectors of the municipal market. We will look to reduce duration further should the equity market stabilize and the economic outlook begin to improve.

The VISION Pennsylvania Municipal Income Fund returned 4.48%, or (0.22)% adjusted for the Fund’s sales charge, over the six-month period ended October 31, 2002.** This compares to a return of 3.83% on the Lipper Pennsylvania Intermediate Debt Universe.***

*
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

**
Past performance is no guarantee of future results. Investments return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., as falling into the respective categories indicated. These figures do not reflect sales charges.

VISION
Intermediate Term Bond Fund

The bond market continued its impressive 2002 performance over the past six months. Recent economic data have forced investors to reassess earlier forecasts for a modestly improving economy taking hold in the second half of the year. Fears that the U.S. economy will slide back into recession have escalated over the past two months. The plunge in consumer confidence and the spike in October layoff announcements were a clear signal to the Federal Reserve Board (Fed) that another easing in policy was necessary. The weak economic climate, depressed equity prices, and the anticipation of the Fed lowering interest rates again provided positive returns for bonds over the past six months.

In our opinion, Treasury yields are currently below fair value. Yields overvaluation is typical in periods of extreme market anxiety, as occurred in 1998 and 2001. A flight from equities and a weak corporate bond market have been the forces driving Treasury yields lower this year.

We recently shifted the duration* strategy of the VISION Intermediate Term Bond Fund to modestly shorter than its benchmark. Our sector strategy favors corporates and mortgages over Treasuries. Corporate bonds are priced for a deep recession and pessimism is at an extreme. We have been able to avoid or minimize exposure to many of the large blow-ups in the corporate bond market this year, which positively contributed to the Fund’s performance relative to the Lipper universe.** We are looking for opportunities to selectively increase the corporate bond exposure of the fund. We also are maintaining an overweight relative to the benchmark in mortgage-backed securities and will upgrade exposure in this sector at the expense of non-callable agencies.

The VISION Intermediate Term Bond Fund returned 5.04%, or 0.30%, adjusted for the Fund’s sales charge, over the six-month period ended October 31, 2002.*** This compares to a return of 4.25% on the Lipper Intermediate Investment Grade Universe.

*
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

**
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

***
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

VISION
U.S. Government
Securities Fund

The reporting period has been a constructive period for the taxable bond market. Since our last report, yields on the 10-year Treasury note have declined from 4.23% on  October 31, 2001 to 3.89% on October 31, 2002. The most noticeable trend in the market has been the steepening of the yield curve. Yields on very short maturities dropped by approximately 75bp during the year as compared to the 33bp decrease in 10-year yields.

Over the past six months the economy has continued in a slow growth mode. The unemployment rate declined slightly from 6.00% in April 2002 to 5.70% in October 2002. In addition, the Gross Domestic Product has declined slightly from a first quarter high of 5.0% to 3.1% in the third quarter of 2002. One bright spot has been the subdued inflation numbers; the Consumer Price Index has remained at a steady rate of 1.5% throughout the past six months. The key driver of the economy has been the consumer, as spending and home sales have continued to increase.

The Federal Reserve Board (Fed) did not change interest rates during the last six months, holding the Federal Funds rate steady at 1.75%. The Fed has moved between a bias of neutrality and weakness during the year as the economy has shown some small signs of growth mixed with signs of weakness.

The VISION U.S. Government Securities Fund posted a total return of 5.94% for the six month period ended October 31, 2002 or 1.14% adjusted for the fund’s sales charge.* The Lipper General U.S. Government Fund Index** return for the same period was 6.29%. For the twelve month period ended October 31, 2002, the VISION U.S. Government Securities Fund returned 5.87%, or 1.12% adjusted for the fund’s sales charge, versus the Lipper return of 5.08%.

The VISION U.S. Government Securities Fund continues to emphasize government-guaranteed securities with yield advantages to U.S. Treasury securities. Within the mortgage-backed securities sector, we continue to favor seasoned, low loan balance mortgages. These mortgages possess lower refinancing risks relative to newer production mortgages. The duration*** of the Fund was inline with that of the Lehman Brothers Aggregate Bond Index† for the period ended October 31, 2002.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

***
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

†
Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made in an index.

VISION International Equity Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Shares		Value in U.S. Dollars
Common Stocks—94.6%
	Australia—2.3%
46,187	Lion Nathan Ltd.	$133,540
59,802	Mayne Group Ltd.	119,474
49,516	QBE Insurance Group Ltd.	211,589
7,295	Rio Tinto PLC	129,345
44,960	Westpac Banking Corp., Ltd.	354,298

	Total Australia	948,246

	Belgium—0.6%
14,630	Fortis AG	267,199

	Denmark—0.1%
1,850	TDC A/S	39,828

	Finland—3.6%
53,200	Nokia Oyj	901,705
18,800	Sampo Oyj, Class A	128,016
14,900	UPM—Kymmene Oyj	482,265

	Total Finland	1,511,986

	France—9.4%
16,477	AXA	245,403
12,782	Aventis SA	763,631
14,721	BNP Paribas SA	585,733
8,371	Cap Gemini SA	205,420
4,456	(1)Gemplus International SA	3,127
6,002	Sanofi-Synthelabo SA	366,287
9,163	Suez SA	160,740
10,180	Total Fina Elf SA	1,399,470
3,405	Unibail (Union du Credit-Bail Immobilier)	195,011

	Total France	3,924,822

	Germany—3.4%
5,049	Allianz AG Holdings	529,331
10,952	Altana AG	523,009
5,791	Bayer AG	109,657
8,229	Deutsche Telekom AG, Class REG	93,770
2,508	E.ON AG	112,283
955	Linde AG	36,451

	Total Germany	1,404,501

	Hong Kong—0.5%
48,500	Hong Kong Electric Holdings Ltd.	197,125

	Ireland—1.6%
26,461	Bank of Ireland	292,896
28,725	CRH PLC	363,411

	Total Ireland	656,307

	Italy—3.7%
20,901	Assicurazioni Generali SpA	371,816
65,253	ENI SpA	904,143
42,748	Sanpaolo IMI SpA	266,161

	Total Italy	1,542,120

	Japan—16.1%
5,500	Aiful Corp.	230,725
40,000	Bank (The) of Yokohama Ltd.	167,149
Shares		Value in U.S. Dollars
Common Stocks—continued
	Japan—continued
23,100	Banyu Pharmaceutical Co., Ltd.	$210,744
10,100	Benesse Corp.	103,086
11,000	Canon, Inc.	405,001
11,000	Daikin Industries Ltd.	170,423
16,000	Fuji Photo Film Co., Ltd.	440,516
9,500	Hitachi Capital Corp.	113,909
10,000	Honda Motor Co., Ltd.	357,594
38	KDDI Corp.	111,432
10,000	Kao Corp.	228,078
35,000	Mitsubishi Corp.	218,100
9,000	Mitsui Fudosan Co., Ltd.	68,839
70,000	Mitsui Mining & Smelting Co., Ltd.	131,145
7,100	Murata Manufacturing Co., Ltd.	334,859
65	NTT DoCoMo, Inc.	119,660
5,300	Nintendo Corp., Ltd.	509,429
1,800	Rohm Co., Ltd.	226,237
58,000	Sanyo Electric Co., Ltd.	155,435
13,000	Sekisui House Ltd.	95,410
68,000	Sompo Japan Insurance, Inc.	354,498
9,600	Sony Corp.	412,104
46,000	Sumitomo Chemical Co., Ltd.	137,515
12,000	Takeda Chemical Industries Ltd.	497,536
4,530	Takefuji Corp.	189,665
16,700	Toyota Motor Corp.	405,376
99	West Japan Railway Co.	320,148

	Total Japan	6,714,613

	Netherlands—7.2%
10,620	ABN AMRO Holdings NV	155,652
28,380	Ahold NV	356,209
7,948	Akzo Nobel NV	237,221
3,700	ING Groep NV	61,762
21,897	Koninklijke (Royal) Philips Electronics NV	391,698
67,370	Reed Elsevier NV	838,264
25,613	VNU NV	686,244
15,286	Wolters Kluwer NV	267,548

	Total Netherlands	2,994,598

	Norway—0.7%
79,700	Telenor ASA	283,276

	Portugal—1.0%
197,182	Electricidade de Portugal SA	300,107
22,441	Portugal Telecom SGPS SA	135,288

	Total Portugal	435,395

	Singapore—1.3%
22,000	DBS Group Holdings Ltd.	154,399
359,000	Neptune Orient Lines Ltd.	149,342
241,000	Singapore Technologies Engineering Ltd.	252,342

	Total Singapore	556,083

	Spain—2.9%
53,125	Banco Bilbao Vizcaya Argentaria SA	505,083
70,269	Banco Santander Central Hispano SA	429,876
28,211	(1)Telefonica SA	267,099

	Total Spain	1,202,058

VISION International Equity Fund

Shares		Value in U.S. Dollars
Common Stocks—continued
	Sweden—3.9%
72,500	Nordea AB	$295,983
9,100	Sandvik AB	215,971
14,870	Svenska Cellulosa AB, Class B	453,280
26,790	Svenska Handelsbanken AB, Class A	341,237
43,220	Swedish Match AB	310,546

	Total Sweden	1,617,017

	Switzerland—6.4%
4,963	Adecco SA	194,509
22,612	Compagnie Financiere Richemont AG	389,625
7,362	(1)Credit Suisse Group	140,285
798	Givaudan SA	333,241
1,695	Nestle SA	362,503
11,204	Novartis AG	426,235
6,553	Roche Holding AG	462,726
311	Serono SA	173,163
3,106	Swiss Re	215,126

	Total Switzerland	2,697,413

	United Kingdom—29.9%
111,121	(1)ARM Holdings PLC	98,152
33,300	Abbey National PLC	343,593
74,648	Allied Domecq PLC	445,798
12,921	AstraZeneca PLC	481,771
131,836	BP PLC	845,034
118,004	BT Group PLC	334,834
115,812	Barclays PLC	800,262
18,082	BOC Group PLC	254,134
56,225	Brambles Industries PLC	184,589
77,777	Carlton Communications PLC	151,991
32,000	Charter PLC	46,525
88,547	Compass Group PLC	392,103
44,159	Electrocomponents PLC	187,433
89,680	Gallaher Group PLC	880,464
Shares		Value in U.S. Dollars
Common Stocks—continued
	United Kingdom—continued
45,594	GlaxoSmithKline PLC	$869,608
235,042	Invensys PLC	235,170
108,925	Kingfisher PLC	380,593
49,805	Lloyds TSB Group PLC	428,245
36,698	Matalan PLC	135,398
67,328	National Grid Transco PLC	478,920
2,666	Prudential PLC	19,047
12,820	Reckitt Benckiser PLC	232,489
99,985	Rentokil Initial PLC	338,805
143,602	Rolls-Royce PLC	234,041
38,889	Royal Bank of Scotland PLC	914,389
86,425	Safeway PLC	299,950
44,074	Scottish & Southern Energy PLC	436,846
186,756	Shell Transport & Trading Co., PLC	1,199,246
529,377	Vodafone Group PLC	850,361

	Total United Kingdom	12,499,791

	Total Common Stocks (identified cost $43,908,284)	39,492,378

Preferred Stocks—0.7%
	Australia—0.7%
2,700	National Australia Bank, Pfd.	91,800
43,724	News Corp. Ltd., Pfd.	215,955

	Total Preferred Stocks (identified cost $338,333)	307,755

Mutual Fund—2.0%
816,225	Seven Seas Money Market Fund (at net asset value)	816,225

	Total Investments (identified cost $45,062,842)	$40,616,358

(See Notes to Portfolios of Investments)

VISION Small Cap Stock Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Shares		Value
Common Stocks—97.4%
	Aerospace/Defense Equipment—0.7%
9,100	(1)FLIR Systems, Inc.	$430,703
6,400	(1)InVision Technologies, Inc.	226,624

	Total	657,327

	Autos—1.7%
24,300	(1)American Axle & Manufacturing Holdings, Inc.	575,910
29,000	ArvinMeritor, Inc.	439,350
12,100	BorgWarner, Inc.	544,258

	Total	1,559,518

	Banking—8.5%
72,300	BankAtlantic Bancorp, Inc., Class A	673,836
52,400	Colonial BancGroup, Inc.	626,704
5,000	Corus Bankshares, Inc.	222,550
4,500	First Citizens Bancshares, Inc., Class A	448,920
19,400	First Essex Bancorp, Inc.	738,752
38,250	Flagstar Bancorp, Inc.	736,313
65,400	Gold Banc Corp., Inc.	643,536
9,500	Hudson River Bancorp, Inc.	220,400
35,600	Independence Community Bank Corp.	913,852
20,055	Independent Bank Corp.—Michigan	644,788
10,700	Provident Bankshares Corp.	241,831
51,920	Republic Bancorp, Inc.	639,187
12,200	(1)Silicon Valley Bancshares	229,238
47,200	Staten Island Bancorp, Inc.	872,256

	Total	7,852,163

	Basic Materials—1.1%
9,000	Commercial Metals Co.	146,610
35,700	Southern Peru Copper Corp.	499,086
23,600	Universal Forest Products, Inc.	421,732

	Total	1,067,428

	Business Services—4.5%
23,800	Banta Corp.	733,040
163,600	(1)DoubleClick, Inc.	1,145,200
80,500	(1)Labor Ready, Inc.	553,840
24,900	(1)MemberWorks, Inc.	431,766
17,400	New England Business Services, Inc.	391,848
13,000	Unifirst Corp.	259,870
34,200	Wallace Computer Services, Inc.	626,202

	Total	4,141,766

	Capital Goods—1.5%
1,200	Briggs & Stratton Corp.	46,140
34,300	(1)Griffon Corp.	396,165
125,100	(1)Integrated Electrical Services, Inc.	475,380
18,700	York International Corp.	439,824

	Total	1,357,509

	Chemicals—0.8%
13,900	Albemarle Corp.	390,868
10,900	Fuller (H.B.) Co.	310,323

	Total	701,191

Shares		Value
Common Stocks—continued
	Coal Exploration & Mining—0.1%
5,000	Arch Coal, Inc.	$86,800

	Computers—0.6%
148,900	(1)Immersion Corp.	186,125
21,800	(1)Storage Technology Corp.	385,424

	Total	571,549

	Computers-Hardware—0.1%
8,400	(1)Pinnacle Systems, Inc.	99,876

	Computers-Networks—0.5%
9,800	(1)Foundry Networks, Inc.	69,286
30,300	Henry (Jack) & Associates, Inc.	311,454
29,900	(1)Novell, Inc.	72,657

	Total	453,397

	Computers-Services—5.5%
39,200	(1)American Management System, Inc.	471,184
5,500	(1)Carreker Corp.	36,075
58,500	(1)Checkfree Corp.	952,380
35,700	(1)Checkpoint Systems, Inc.	360,570
50,200	(1)Digital Insight Corp.	523,084
27,200	(1)Gtech Holdings Corp.	707,200
122,399	(1)Identix, Inc.	735,618
24,400	(1)Imation Corp.	998,448
11,600	(1)LendingTree, Inc.	142,100
20,000	(1)MCSi, Inc.	99,000
4,300	(1)WebEx Communications, Inc.	67,424

	Total	5,093,083

	Computers-Software—7.2%
18,100	(1)Advent Software, Inc.	255,391
27,000	(1)ANSYS, Inc.	529,200
186,490	(1)Corillian Corp.	279,735
116,800	(1)Digimarc Corp.	1,500,880
2,900	(1)Echelon Corp.	36,685
40,500	(1)Information Resources, Inc.	121,500
98,100	(1)Mentor Graphics Corp.	931,263
281,900	(1)ONYX Software Corp.	560,981
362,600	(1)Red Hat, Inc.	1,628,074
13,500	(1)Take-Two Interactive Software, Inc.	348,030
36,700	(1)Transaction Systems Architects, Inc., Class A	273,782
54,000	(1)Viewpoint Corp.	167,400

	Total	6,632,921

	Consumer Cyclical—1.4%
13,600	(1)Action Performance Cos., Inc.	280,704
10,800	Polaris Industries, Inc.	680,292
27,700	(1)Salton, Inc.	297,775

	Total	1,258,771

	Education—1.1%
5,700	Strayer Education, Inc.	302,955
28,300	(1)Sylvan Learning Systems, Inc.	432,141
49,900	(1)The Princeton Review, Inc.	254,490

	Total	989,586

VISION Small Cap Stock Fund

Shares		Value
Common Stocks—continued
	Electric Utilities—0.8%
25,400	Avista Corp.	$261,620
15,700	(1)El Paso Electric Co.	171,601
9,400	UIL Holdings Corp.	283,880

	Total	717,101

	Electronic Components—2.5%
32,200	(1)Active Power, Inc.	66,332
2,800	(1)Credence Systems Corp.	23,380
10,800	(1)FEI Co.	173,340
60,200	Methode Electronics, Inc., Class A	553,238
266,100	(1)Pixelworks, Inc.	1,516,770

	Total	2,333,060

	Entertainment—1.9%
23,900	(1)Aztar Corp.	322,889
28,300	(1)Pixar, Inc.	1,444,149

	Total	1,767,038

	Financial Services—3.7%
28,600	Commercial Federal Corp.	664,950
284,100	(1)E*TRADE Group, Inc.	1,278,450
32,000	(1)Friedman, Billings, Ramsey Group, Inc., Class A	319,360
32,300	Seacoast Financial Services Corp.	701,556
12,390	UMB Financial Corp.	483,706

	Total	3,448,022

	Home Building—3.0%
28,000	M/I Schottenstein Homes, Inc.	907,480
19,600	Ryland Group, Inc.	815,360
20,200	(1)Toll Brothers, Inc.	413,696
55,100	Walter Industries, Inc.	603,345

	Total	2,739,881

	Home Decoration Products—1.0%
44,900	Leggett and Platt, Inc.	936,165

	Insurance—2.4%
4,800	(1)American Medical Security Group, Inc.	58,944
18,500	AmerUs Group Co.	530,950
3,300	(1)Centene Corp.	100,419
17,400	Commerce Group, Inc.	595,950
11,000	Presidential Life Corp.	135,300
14,200	StanCorp Financial Group, Inc.	766,800

	Total	2,188,363

	Manufacturing—7.4%
32,700	Albany International Corp., Class A	692,913
48,900	(1)American Greetings Corp., Class A	735,456
7,700	Ameron International Corp.	378,455
18,300	Ball Corp.	886,269
44,700	Cooper Tire & Rubber Co.	581,547
20,800	Harsco Corp.	533,520
12,100	M.D.C. Holdings, Inc.	454,234
19,000	Quanex Corp.	675,260
31,100	(1)Symyx Technologies, Inc.	357,961
35,300	Timken Co.	643,166
21,800	Valspar Corp.	910,586

	Total	6,849,367

Shares		Value
Common Stocks—continued
	Medical Products & Supplies—1.6%
38,100	(1)Align Technology, Inc.	$67,437
58,200	(1)Bioject Medical Technologies, Inc.	130,950
33,500	Mentor Corp.	1,269,650

	Total	1,468,037

	Oil & Gas Exploration & Production—1.4%
12,900	(1)Core Laboratories NV	121,647
40,375	Patina Oil & Gas Corp.	1,176,931

	Total	1,298,578

	Pharmaceuticals—12.5%
23,300	(1)AVI BioPharma, Inc.	120,694
76,807	(1)Abgenix, Inc.	522,288
117,600	(1)AeroGen, Inc.	76,440
130,100	(1)Alkermes, Inc.	1,199,522
3,400	Alpharma, Inc., Class A	32,232
24,000	(1)Amylin Pharmaceuticals, Inc.	417,120
41,300	(1)AtheroGenics, Inc.	272,580
3,300	(1)Atrix Laboratories, Inc.	60,327
28,300	(1)Celgene Corp.	626,845
51,429	(1)Cell Genesys, Inc.	538,462
56,300	(1)Corixa Corp.	481,365
121,200	(1)Cubist Pharmaceuticals, Inc.	782,952
58,400	(1)Dendreon Corp.	197,392
6,500	(1)Diversa Corp.	63,180
49,500	(1)Endo Pharmaceuticals Holdings, Inc.	335,610
23,300	(1)Esperion Therapeutics, Inc.	137,237
3,400	(1)Gene Logic, Inc.	25,772
57,100	(1)Genta, Inc.	445,380
52,100	ICN Pharmaceuticals, Inc.	435,035
80,000	(1)Incyte Genomics, Inc.	395,200
10,300	(1)Inhale Therapeutic Systems, Inc.	65,508
37,000	(1)Isis Pharmaceuticals, Inc.	361,120
57,800	(1)La Jolla Pharmaceutical Co.	317,900
27,800	(1)Lexicon Genetics, Inc.	128,158
10,500	(1)Neose Technologies, Inc.	77,175
214,400	(1)Paradigm Genetics, Inc.	160,800
35,200	(1)Syncor International Corp.	1,261,216
19,600	(1)Telik, Inc.	289,100
90,800	(1)Third Wave Technologies, Inc.	145,280
60,100	(1)Transgenomic, Inc.	156,260
68,800	(1)Tularik, Inc.	500,176
82,300	(1)US Oncology, Inc.	659,223
24,900	(1)Versicor, Inc.	273,900

	Total	11,561,449

	Real Estate—2.5%
14,100	Bedford Property Investors, Inc.	350,949
50,700	Boykin Lodging Co.	433,485
2,700	Colonial Properties Trust	89,262
36,000	HRPT Properties Trust	283,320
30,000	Koger Equity, Inc.	465,600
26,300	Mission West Properties, Inc.	264,315
18,700	Novastar Financial, Inc.	434,775

	Total	2,321,706

VISION Small Cap Stock Fund

Shares		Value
Common Stocks—continued
	Retail-Apparel—1.7%
16,100	(1)Chicos FAS, Inc.	$310,730
1,900	(1)Coach, Inc.	56,525
9,000	(1)Kenneth Cole Productions, Inc., Class A	216,000
10,500	(1)Pacific Sunwear of California, Inc.	245,385
14,600	(1)Polo Ralph Lauren Corp.	277,984
18,000	(1)Quiksilver, Inc.	432,180

	Total	1,538,804

	Retail-Drugs—0.2%
8,200	(1)Duane Reade, Inc.	157,768

	Retail-Equipment—0.8%
63,400	IKON Office Solutions, Inc.	448,872
5,500	(1)Insight Enterprises, Inc.	42,020
19,700	(1)Paxar Corp.	284,074

	Total	774,966

	Retail-Food—3.5%
34,900	Dole Food Co., Inc.	1,025,362
4,100	Fleming Cos., Inc.	26,404
23,400	Interstate Bakeries Corp.	582,894
26,000	Ruddick Corp.	389,480
11,200	(1)The Great Atlantic & Pacific Tea Co., Inc.	63,728
25,500	(1)Whole Foods Market, Inc.	1,189,677

	Total	3,277,545

	Retail-Restaurants—2.3%
26,900	Landry’s Restaurants, Inc.	612,244
37,900	Lone Star Steakhouse & Saloon, Inc.	789,836
8,400	(1)P. F. Chang’s China Bistro, Inc.	289,800
33,150	(1)Ryan’s Family Steak Houses, Inc.	340,119
13,400	(1)Smith & Wollensky Restaurant Group, Inc.	51,992

	Total	2,083,991

	Retail-Services—0.5%
9,900	(1)7-Eleven, Inc.	80,586
4,900	(1)Alloy, Inc.	47,182
20,800	(1)Dollar Thrifty Automotive Group, Inc.	386,464

	Total	514,232

	Retail-Specialty—1.5%
16,200	(1)Cost Plus, Inc.	468,196
42,400	Shopko Stores, Inc.	537,208
66,900	(1)Sports Authority, Inc.	397,386

	Total	1,402,790

	Semiconductor—2.0%
3,200	(1)Dupont Photomasks, Inc.	66,848
138,400	(1)Lattice Semiconductor Corp.	936,968
4,200	Microsemi Corp.	31,206
Shares		Value
Common Stocks—continued
	Semiconductor—continued
7,300	(1)Mykrolis Corp.	$40,953
10,400	(1)Rudolph Technologies, Inc.	177,632
5,400	(1)Skyworks Solutions, Inc.	38,340
96,400	(1)Triquint Semiconductor, Inc.	486,820
7,200	(1)Zoran Corp.	107,928

	Total	1,886,695

	Technology—2.5%
27,700	(1)Bruker Daltonics, Inc.	152,350
60,000	(1)Dendrite International, Inc.	370,200
99,400	(1)Macrovision Corp.	1,282,260
13,300	(1)QuadraMed Corp.	35,112
12,700	Woodward Governor Co.	482,981

	Total	2,322,903

	Telecommunications—2.6%
30,800	Inter-Tel, Inc.	832,524
159,800	(1)Polycom, Inc.	1,574,030

	Total	2,406,554

	Tobacco—0.5%
20,400	Standard Commercial Corp.	345,372
2,500	Universal Corp.	88,050

	Total	433,422

	Transportation—1.3%
3,800	(1)Arkansas Best Corp.	113,810
24,672	(1)Hawaiian Holdings, Inc.	58,719
25,100	Ryder Systems, Inc.	576,045
4,700	(1)SCS Transportation, Inc.	42,770
5,100	USFreightways Corp.	143,310
9,400	(1)Yellow Corp.	260,286

	Total	1,194,940

	Utilities—2.0%
25,800	Northwest Natural Gas Co.	773,484
13,900	ONEOK, Inc.	263,266
20,600	UGI Corp.	799,074

	Total	1,835,824

	Total Common Stocks (identified cost $90,750,485)	89,982,086

Mutual Funds—3.8%
688,032	SSGA US Government Money Market Fund, Series A	688,032
2,814,709	Seven Seas Money Market Fund	2,814,709

	Total Mutual Funds (at net asset value)	3,502,741

	Total Investments (identified cost $94,253,226)	$93,484,827

(See Notes to Portfolios of Investments)

VISION Mid Cap Stock Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Shares		Value
Common Stocks—98.2%
	Aerospace/Defense Equipment—0.2%
5,700	Textron, Inc.	$233,700

	Auto Parts & Equipment—5.1%
15,400	Borg-Warner Automotive, Inc.	692,692
15,000	Dana Corp.	150,000
15,900	Goodrich (B.F.) Co.	240,090
5,700	Harley Davidson, Inc.	298,110
11,300	Ingersoll-Rand Co., Class A	440,700
4,100	Johnson Controls, Inc.	319,800
26,800	(1)Lear Corp.	979,540
49,000	Ryder Systems, Inc.	1,124,550
21,700	Superior Industries International, Inc.	921,599

	Total	5,167,081

	Basic Materials—1.3%
15,300	Ball Corp.	740,979
21,000	Lubrizol Corp.	609,000

	Total	1,349,979

	Chemicals—3.3%
10,500	Avery Dennison Corp.	653,520
8,600	Cabot Microelectronics Corp.	390,354
14,500	Eastman Chemical Co.	526,930
10,000	FMC Corp.	305,900
34,200	Millennium Chemicals, Inc.	317,034
10,800	Praxair, Inc.	588,600
118,700	Solutia, Inc.	528,215

	Total	3,310,553

	Commercial Services & Supplies—0.8%
44,700	(1)BISYS Group, Inc. (The)	800,130

	Communication Services—1.7%
12,900	CenturyTel, Inc.	365,457
36,200	(1)Westwood One, Inc.	1,314,060

	Total	1,679,517

	Computer Hardware—0.5%
17,000	Tech Data Corp.	543,150

	Computer Services—5.9%
31,100	(1)Affiliated Computer Services, Inc., Class A	1,432,155
16,500	(1)Anthem, Inc.	1,039,500
29,400	(1)Arbitron, Inc.	1,004,010
53,200	(1)BMC Software, Inc.	848,008
23,800	(1)Computer Sciences Corp.	768,502
40,000	EMC Corp.	204,400
48,900	Yahoo, Inc.	729,588

	Total	6,026,163

	Computer Software—4.3%
11,700	Adobe Systems, Inc.	276,588
22,600	(1)Intuit, Inc.	1,173,392
25,000	MSC Software Corp.	140,000
62,500	(1)Network Associates, Inc.	993,125
24,800	Progress Software Corp.	309,504
Shares		Value
Common Stocks—continued
	Computer Software—continued
39,300	Reynolds & Reynolds Co., Class A	$930,231
24,300	(1)SunGard Data Systems, Inc.	538,731

	Total	4,361,571

	Electronic Components—1.8%
19,400	(1)Analog Devices, Inc.	519,920
10,000	FPL Group, Inc.	589,800
10,000	(1)Qlogic Corp.	347,600
19,000	(1)Xilinx, Inc.	360,810

	Total	1,818,130

	Electronic Equipment—0.7%
65,000	(1)Vishay Intertechnology, Inc.	669,500

	Energy—2.9%
40,500	Energy East Corp.	862,650
46,500	Entergy Corp.	2,050,185

	Total	2,912,835

	Entertainment—0.5%
25,000	Boyd Gaming Corp.	276,500
13,000	Penn National Gaming, Inc.	268,840

	Total	545,340

	Financial-Diversified—2.1%
5,400	Hartford Financial Services Group, Inc.	213,300
34,000	National Commerce Financial Corp.	832,320
42,100	SouthTrust Corp.	1,078,602

	Total	2,124,222

	Financial Services—2.6%
44,100	Charter One Financial, Inc.	1,335,348
31,400	TCF Financial Corp.	1,332,616

	Total	2,667,964

	Food & Beverages—4.2%
27,000	ConAgra Foods, Inc.	654,750
23,900	Constellation Brands, Inc., Class A	605,387
29,800	Hormel Foods Corp.	721,160
15,000	Kellogg Co.	477,900
25,000	PepsiAmericas, Inc.	383,750
27,400	Sensient Technologies Corp.	667,190
27,000	The Pepsi Bottling Group, Inc.	727,650

	Total	4,237,787

	Hardware Tools—1.1%
24,600	Black & Decker Corp.	1,150,296

	Healthcare—6.9%
19,900	Community Health Systems, Inc.	467,650
48,400	(1)DaVita, Inc.	1,160,148
38,000	(1)First Health Group Corp.	987,240
12,000	(1)Health Management Association, Class A	229,440
24,300	(1)Lincare Holdings, Inc.	827,901
20,100	Quest Diagnostic, Inc.	1,282,983

VISION Mid Cap Stock Fund

Shares		Value
Common Stocks—continued
	Healthcare—continued
32,400	(1)Triad Hospitals, Inc.	$1,182,600
18,800	(1)Universal Health Services, Inc., Class B	911,424

	Total	7,049,386

	Healthcare-Medical Product/Supplies—6.0%
20,000	Cambrex Corp.	556,800
12,300	Hillenbrand Industries, Inc.	639,600
29,400	IDEC Pharmaceuticals Corp.	1,352,988
18,300	InterMune, Inc.	672,159
38,500	(1)King Pharmaceuticals, Inc.	590,975
39,400	Mylan Laboratories, Inc.	1,239,918
16,400	Shire Pharmaceuticals Group PLC, ADR	383,104
19,400	(1)St. Jude Medical, Inc.	690,834

	Total	6,126,378

	Home Building—1.0%
14,800	Centex Corp.	673,104
12,000	Maytag Corp.	309,600

	Total	982,704

	Hotels & Motels—0.4%
34,700	Hilton Hotels Corp.	426,810

	Insurance—5.2%
19,400	Everest Re Group Ltd.	1,125,588
22,600	Fidelity National Financial, Inc.	682,520
12,000	Gallagher (Arthur J.) & Co.	321,840
24,200	Old Republic International Corp.	721,402
23,100	PMI Group, Inc.	688,380
25,700	Radian Group, Inc.	906,439
22,400	(1)Travelers Property Casualty Corp., Class A	299,040
6,500	Wellpoint Health Networks, Inc.	488,865

	Total	5,234,074

	Insurance-Life/Health—2.4%
20,000	PartnerRe Ltd.	1,060,000
31,000	Protective Life Corp.	885,980
15,000	Torchmark Corp.	537,000

	Total	2,482,980

	Media—0.9%
18,200	Entercom Communication Corp.	895,804

	Manufacturing-Diversified—1.0%
12,900	Danaher Corp.	746,265
8,000	Pentair, Inc.	264,320

	Total	1,010,585

	Metal—0.6%
30,000	Precision Castparts Corp.	582,300

	Natural Gas-Distribution-Pipe Line—0.9%
40,200	Sempra Energy	890,028

	Office Equipment—1.8%
19,900	Diebold, Inc.	709,435
10,000	Lexmark International Group, Class A	594,200
15,000	Pitney Bowes, Inc.	503,250

	Total	1,806,885

Shares		Value
Common Stocks—continued
	Oil & Gas-Drilling & Equipment—2.6%
12,400	(1)Cooper Cameron Corp.	$578,088
28,800	ENSCO International, Inc.	778,752
20,500	Halliburton Co.	331,690
28,600	(1)Noble Corp.	924,352

	Total	2,612,882

	Oil & Gas-Exploration & Production—3.5%
8,300	Apache Corp.	448,698
12,000	Devon Energy Corp.	606,000
35,400	Ocean Energy, Inc.	659,502
28,200	(1)Smith International, Inc.	881,532
22,900	(1)Weatherford International Ltd.	916,916

	Total	3,512,648

	Oil & Gas-Refining & Marketing—2.9%
9,400	Amerada-Hess Corp.	482,220
25,600	Imperial Oil Ltd.	692,480
11,000	Murphy Oil Corp.	922,130
28,000	Sunoco Inc.	839,440

	Total	2,936,270

	Paper & Forest Products—0.9%
98,400	Abitibi-Consolidated, Inc.	624,840
22,100	Smurfit-Stone Container Corp.	287,521

	Total	912,361

	Printing & Publishing—0.3%
7,500	Scholastic Corp.	331,125

	Railroad—0.5%
25,300	Norfolk Southern Corp.	511,060

	Regional Banks—4.8%
32,400	Amsouth Bancorporation	635,040
8,000	First Community Bancorp	251,760
41,800	First Tennessee National Corp.	1,549,944
40,000	North Fork Bancorp, Inc.	1,538,400
13,500	Union Planters Corp.	381,510
32,000	W Holding Co., Inc.	568,640

	Total	4,925,294

	Retail—1.9%
37,000	(1)CDW Computer Centers, Inc.	1,961,740

	Retail-Discounters—2.7%
34,600	Family Dollar Stores, Inc.	1,065,334
54,200	Penney (J.C.) Co., Inc.	1,032,510
32,400	TJX Cos., Inc.	664,848

	Total	2,762,692

	Retail-Restaurants—1.6%
13,500	(1)Brinker International, Inc.	383,265
34,500	Darden Restaurants, Inc.	654,810
18,200	Wendy’s International, Inc.	576,576

	Total	1,614,651

	Retail-Specialty—3.3%
8,900	(1)AutoZone, Inc.	763,353
15,900	(1)Bed Bath & Beyond, Inc.	563,814
5,100	(1)Kohl’s Corp.	298,095
50,000	Staples, Inc.	771,000
40,500	Williams-Sonoma, Inc.	963,900

	Total	3,360,162

VISION Mid Cap Stock Fund

Shares		Value
Common Stocks—continued
	Semiconductor—1.6%
16,900	(1)KLA-Tencor Corp.	$602,147
57,600	(1)Lam Research Corp.	725,184
25,300	(1)Teradyne, Inc.	306,383

	Total	1,633,714

	Services-Commercial & Consumer—2.0%
14,900	Accenture Ltd.	251,512
12,000	ChoicePoint, Inc.	454,320
21,200	Donnelley (R.R.) & Sons Co.	425,060
15,000	Ecolab, Inc.	723,750
10,000	Harland (John H.) Co.	191,500

	Total	2,046,142

	Steel—0.5%
73,200	AK Steel Holding Corp.	529,968

	Technology—1.1%
16,700	FEI Co.	268,035
27,000	(1)Novellus Systems, Inc.	853,200

	Total	1,121,235

Shares		Value
Common Stocks—continued
	Telecommunication Equipment—0.5%
20,000	Harris Corp.	$527,600

	Tobacco—1.4%
44,900	UST, Inc.	1,373,491

	Total Common Stocks (identified cost $99,344,828)	99,758,887

Mutual Fund—1.7%
1,732,892	SSGA Money Market Fund (at net asset value)	1,732,892

	Total Investments (identified cost $101,077,720)	$101,491,779

(See Notes to Portfolios of Investments)

VISION Large Cap Growth Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Shares		Value
Common Stocks—93.9%
	Beverages—7.2%
13,400	Coca-Cola Co.	$622,832
9,800	PepsiCo, Inc.	432,180

	Total	1,055,012

	Capital Equipment Services—1.6%
5,900	Caterpillar, Inc.	241,015

	Computers-Software—2.9%
6,500	(1)Electronic Arts, Inc.	423,280

	Consumer Basics—5.1%
13,500	Colgate-Palmolive Co.	742,230

	Consumer Cyclical—2.9%
20,700	Masco Corp.	425,592

	Consumer Non-Cyclical—6.3%
18,200	Gillette Co.	543,816
11,600	Newell Rubbermaid, Inc.	376,072

	Total	919,888

	Cosmetics & Toiletries—4.6%
7,600	Procter & Gamble Co.	672,220

	Distribution/Wholesale—2.4%
10,400	(1)Costco Wholesale Corp.	352,872

	Entertainment—2.0%
17,300	Disney (Walt) Co.	288,910

	Financial Services Diversified—7.4%
6,200	Bank of New York Co., Inc.	161,200
14,300	Citigroup, Inc.	528,385
8,400	Marsh & McLennan Cos., Inc.	392,364

	Total	1,081,949

	Health Care-Drugs/Pharmaceuticals—9.8%
8,300	(1)Amgen, Inc.	386,448
21,600	Pfizer, Inc.	686,232
8,400	Pharmacia Corp.	361,200

	Total	1,433,880

	Medical—4.9%
16,000	Medtronic, Inc.	716,800

Shares or Principal Amount		Value
Common Stocks—continued
	Medical Products—7.1%
12,500	Johnson & Johnson	$734,375
5,500	Lilly (Eli) & Co.	305,250

	Total	1,039,625

	Hotels & Motels—2.2%
10,300	Marriott International, Inc., Class A	318,579

	Industrial Conglomerates—3.7%
4,300	3M Co.	545,842

	Insurance—4.2%
9,950	American International Group, Inc.	622,373

	Oil-Field Services—7.2%
7,400	GlobalSantaFe Corp.	176,860
14,100	Schlumberger Ltd.	565,551
14,000	Transocean, Inc.	307,720

	Total	1,050,131

	Retail—3.2%
2,000	(1)eBay, Inc.	126,480
6,000	(1)Kohl’s Corp.	350,700

	Total	477,180

	Service-Commercial & Consumer—2.3%
4,400	Gannett Co., Inc.	334,092

	Telecommunication-Equipment—5.0%
21,100	(1)Qualcomm, Inc.	728,372

	Transportation Services—1.9%
4,700	United Parcel Service, Inc., Class B	282,047

	Total Common Stocks (identified cost $14,578,349)	13,751,889

(3)U.S. Government Agency—1.7%
	Federal National Mortgage Association—1.7%
$250,000	1.600%, 11/6/2002 (at amortized cost)	249,944

Mutual Fund—1.6%
236,786	Seven Seas Money Market Fund (at net asset value)	236,786

	Total Investments (identified cost $15,065,079)	$14,238,619

(See Notes to Portfolios of Investments)

VISION Large Cap Core Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Shares		Value
Common Stocks—98.8%
	Aerospace & Defense—1.2%
11,994	Boeing Co.	$356,822
28,989	Raytheon Co.	855,176

	Total	1,211,998

	Aluminum—1.5%
67,495	Alcoa, Inc.	1,488,940

	Banks-Major Regional—3.9%
55,832	U.S. Bancorp	1,177,497
42,300	Washington Mutual, Inc.	1,512,648
24,762	Wells Fargo & Co.	1,249,738

	Total	3,939,883

	Beverages—1.3%
28,340	Coca-Cola Co.	1,317,243

	Broadcasting-TV, Radio & Cable—3.8%
37,000	(1)Clear Channel Communications, Inc.	1,370,850
61,075	(1)Comcast Corp., Class A	1,405,336
38,750	(1)Cox Communications, Inc., Class A	1,061,750

	Total	3,837,936

	Business Services—1.2%
70,700	(1)Accenture Ltd., Class A	1,193,416

	Computer Networks—2.7%
124,276	(1)Cisco Systems, Inc.	1,389,406
74,752	Intel Corp.	1,293,210

	Total	2,682,616

	Computers—4.2%
54,450	(1)Dell Computer Corp.	1,557,814
34,106	International Business Machines Corp.	2,692,328

	Total	4,250,142

	Computers-Services—3.0%
126,221	(1)AOL Time Warner, Inc.	1,861,760
34,272	First Data Corp.	1,197,464

	Total	3,059,224

	Computers-Software—4.1%
77,103	(1)Microsoft Corp.	4,122,697

	Consumer Cyclical—1.1%
42,500	Carnival Corp.	1,110,100

	Consumer Products—2.2%
34,721	Gillette Co.	1,037,463
62,684	(1)Mattel, Inc.	1,150,878

	Total	2,188,341

	Cosmetics & Toiletries—0.9%
18,480	Kimberly-Clark Corp.	951,720

	Diversified—3.5%
140,793	General Electric Co.	3,555,023

Shares		Value
Common Stocks—continued
	Electronic Components—4.3%
42,953	(1)International Rectifier Corp.	$741,798
68,530	(1)Intersil Corp., Class A	1,164,325
250,207	(1)Solectron Corp.	562,966
119,913	Symbol Technologies, Inc.	1,037,247
51,371	Texas Instruments, Inc.	814,744

	Total	4,321,080

	Entertainment—3.2%
99,337	Disney (Walt) Co.	1,658,928
34,225	(1)Viacom, Inc., Class B	1,526,777

	Total	3,185,705

	Financial Services-Credit Cards—1.1%
37,752	Capital One Financial Corp.	1,150,303

	Financial Services-Diversified—10.3%
39,615	Bank of New York Co., Inc.	1,029,990
99,776	Citigroup, Inc.	3,686,723
83,570	(1)Concord EFS, Inc.	1,193,380
20,999	Fannie Mae	1,403,993
25,550	Hartford Financial Services Group, Inc.	1,009,225
23,809	Merrill Lynch & Co., Inc.	903,552
29,257	Morgan Stanley	1,138,682

	Total	10,365,545

	Health Care—3.7%
63,740	(1)Caremark Rx, Inc.	1,128,198
31,065	(1)Express Scripts, Inc., Class A	1,683,102
30,423	(1)Tenet Healthcare Corp.	874,661

	Total	3,685,961

	Insurance—4.3%
33,865	American International Group, Inc.	2,118,256
24,200	Jefferson-Pilot Corp.	971,630
38,587	St. Paul Cos., Inc.	1,265,654

	Total	4,355,540

	Manufacturing-Diversified—1.4%
39,700	(1)Agilent Technologies, Inc.	545,875
38,289	Honeywell International, Inc.	916,639

	Total	1,462,514

	Medical—0.9%
19,831	Medtronic, Inc.	888,429

	Oil—3.4%
16,631	ChevronTexaco Corp.	1,124,755
69,552	Exxon Mobil Corp.	2,341,120

	Total	3,465,875

	Oil & Gas-Exploration & Production—2.1%
29,916	Burlington Resources, Inc.	1,232,539
20,939	Schlumberger Ltd.	839,863

	Total	2,072,402

	Oil & Gas-Refining & Marketing—1.1%
53,042	Marathon Oil Corp.	1,108,578

VISION Large Cap Core Fund

Shares		Value
Common Stocks—continued
	Pharmaceuticals—12.4%
29,281	(1)Amgen, Inc.	$1,363,323
95,591	(1)Health Management Associates, Inc., Class A	1,827,700
56,762	IMS Health, Inc.	853,700
25,891	Lilly (Eli) & Co.	1,436,950
44,974	Merck & Co., Inc.	2,439,390
120,036	Pfizer, Inc.	3,813,544
21,950	Wyeth	735,325

	Total	12,469,932

	Retail—5.5%
40,320	(1)Best Buy Co., Inc.	830,995
44,049	Home Depot, Inc.	1,272,135
80,500	(1)Kroger Co.	1,194,620
63,227	(1)Staples, Inc.	974,960
23,302	Wal-Mart Stores, Inc.	1,247,822

	Total	5,520,532

	Retail-Restaurants—1.2%
62,100	Darden Restaurants, Inc.	1,178,658

	Services-Commercial & Consumer—1.5%
127,594	Cendant Corp.	1,467,331

Shares		Value
Common Stocks—continued
	Technology—0.4%
61,000	(1)Siebel Systems, Inc.	$458,720

	Telecommunications Equipment—0.8%
65,822	Scientific-Atlanta, Inc.	803,687

	Telephone—2.3%
62,436	Verizon Communications, Inc.	2,357,583

	Tobacco—1.3%
33,340	Philip Morris Cos., Inc.	1,358,605

	Utilities—3.0%
65,431	BellSouth Corp.	1,711,021
90,930	TECO Energy, Inc.	1,345,764

	Total	3,056,785

	Total Common Stocks (identified cost $109,410,964)	99,643,044

Mutual Fund—1.6%
1,596,150	Seven Seas Money Market Fund (at net asset value)	1,596,150

	Total Investments (identified cost $111,007,114)	$101,239,194

(See Notes to Portfolios of Investments)

VISION Large Cap Value Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Shares		Value
Common Stock—97.9%
	Aerospace/Defense—1.6%
8,350	Boeing Co.	$248,412
12,200	Raytheon Co.	359,900

	Total	608,312

	Aluminum—1.2%
21,368	Alcoa, Inc.	471,378

	Banks-Major Regional—4.7%
24,100	Fleet Boston Financial Corp.	563,699
24,392	U.S. Bancorp	514,427
14,400	Wells Fargo & Co.	726,768

	Total	1,804,894

	Broadcasting-TV, Radio & Cable—5.6%
17,427	(1)Clear Channel Communications, Inc.	645,670
30,035	(1)Comcast Corp., Class A	691,105
14,300	(1)Cox Communications, Inc., Class A	391,820
55,100	(1)Liberty Media Corp., Class A	455,677

	Total	2,184,272

	Brokerage—3.6%
16,350	Merrill Lynch & Co., Inc.	620,482
19,370	Morgan Stanley	753,880

	Total	1,374,362

	Coal—1.0%
15,500	Peabody Energy Corp.	399,125

	Chemicals—1.0%
9,500	Du Pont (E.I.) de Nemours & Co.	391,875

	Computers Hardware—1.5%
32,900	(1)Electronics for Imaging, Inc.	599,438

	Computer Services—1.0%
30,000	(1)Acxiom Corp.	378,000

	Computer Software—1.1%
37,309	(1)Macromedia, Inc.	418,234

	Consumer Finance—1.6%
12,400	Countrywide Credit Industries, Inc.	623,844

	Cosmetics & Toiletries—0.9%
6,600	Kimberly-Clark Corp.	339,900

	Electric Company—3.6%
4,510	DTE Energy Co.	203,356
13,150	Duke Energy Corp.	269,444
4,500	FPL Group, Inc.	265,410
43,115	TECO Energy, Inc.	638,102

	Total	1,376,312

	Electronic Components—2.7%
17,450	(1)International Rectifier Corp.	301,362
30,400	(1)Solectron Corp.	68,400
62,470	Symbol Technologies, Inc.	540,366
9,600	Texas Instruments, Inc.	152,256

	Total	1,062,384

	Entertainment—1.4%
31,409	Disney (Walt) Co.	524,530

Shares		Value
Common Stock—continued
	Financial Services-Diversified—13.0%
20,300	Bank of New York Co., Inc.	$527,800
14,990	Capital One Financial Corp.	456,745
52,633	Citigroup, Inc.	1,944,789
8,800	Fannie Mae	588,368
11,850	Hartford Financial Services Group, Inc.	468,075
16,800	KeyCorp	410,424
17,900	Washington Mutual, Inc.	640,104

	Total	5,036,305

	Health Care—1.6%
23,300	(1)Caremark Rx, Inc.	412,410
6,720	(1)Tenet Healthcare Corp.	193,200

	Total	605,610

	Insurance—8.9%
12,000	Allstate Corp.	477,360
24,650	American International Group, Inc.	1,541,858
14,300	Jefferson-Pilot Corp.	574,145
10,500	Lincoln National Corp.	320,355
16,200	St. Paul Cos., Inc.	531,360

	Total	3,445,078

	Leisure Time-Products—2.3%
18,200	Carnival Corp.	475,384
23,208	Mattel, Inc.	426,099

	Total	901,483

	Manufacturing-Diversified—3.6%
23,350	(1)Agilent Technologies, Inc.	321,063
29,755	General Electric Co.	751,314
14,000	Honeywell International, Inc.	335,160

	Total	1,407,537

	Multimedia—4.6%
62,212	(1)AOL Time Warner, Inc.	917,627
19,100	(1)Viacom, Inc., Class B	852,051

	Total	1,769,678

	Oil—4.9%
14,400	ChevronTexaco Corp.	973,872
27,874	Exxon Mobil Corp.	938,239

	Total	1,912,111

	Oil Field Services—1.2%
11,345	Schlumberger Ltd.	455,048

	Oil & Gas-Exploration & Production—3.9%
20,500	Burlington Resources, Inc.	844,600
31,400	Marathon Oil Corp.	656,260

	Total	1,500,860

	Oil & Gas-Refining & Marketing—2.2%
17,912	ConocoPhillips	868,732

	Pharmaceuticals—4.5%
39,811	(1)Health Management Associates, Inc., Class A	761,186

VISION Large Cap Value Fund

Shares		Value
Common Stock—continued
	Pharmaceuticals—continued
30,400	IMS Health, Inc.	$457,216
9,800	Merck & Co., Inc.	531,552

	Total	1,749,954

	Real Estate—0.5%
9,000	Archstone-Smith Trust	206,460

	Retail—1.2%
30,600	(1)Kroger Co.	454,104

	Retail-Restaurants—1.1%
22,580	Darden Restaurants, Inc.	428,568

	Retail-Specialty—1.0%
24,300	(1)Staples, Inc.	374,706

	Services-Commercial & Consumer—1.1%
36,600	(1)Cendant Corp.	420,900

	Telecommunications Equipment—0.4%
13,000	Scientific-Atlanta, Inc.	158,730

Shares		Value
Common Stock—continued
	Telecommunication Services—1.1%
24,900	(1)Intersil Corp., Class A	$423,051

	Telephone-Integrated—7.4%
30,200	BellSouth Corp.	789,730
32,750	SBC Communications, Inc.	840,365
32,180	Verizon Communications, Inc.	1,215,117

	Total	2,845,212

	Tobacco—0.9%
8,850	Philip Morris Cos., Inc.	360,638

	Total Common Stocks (identified cost $45,238,739)	37,881,625

Mutual Fund—2.4%
951,837	Seven Seas Money Market Fund (at net asset value)	951,837

	Total Investments (identified cost $46,190,576)	$38,833,462

(See Notes to Portfolios of Investments)

VISION Managed Allocation Fund — Aggressive Growth
Portfolio of Investments
October 31, 2002 (unaudited)

Shares		Value
Mutual Funds—99.3%
	Equity Funds—89.0%
113,218	VISION International Equity Fund, Class A	$845,738
188,731	VISION Large Cap Core Fund, Class A	1,164,468
147,415	VISION Large Cap Growth Fund, Class A	967,044
112,208	VISION Large Cap Value Fund, Class A	889,808
52,064	VISION Mid Cap Stock Fund, Class A	620,600
69,129	VISION Small Cap Stock Fund, Class A	571,693

	Total	5,059,351

Shares		Value
Mutual Funds—continued
	Fixed Income Fund—7.0%
40,694	VISION U.S. Government Securities Fund, Class A	$398,395

	Money Market Fund—3.3%
190,306	VISION Institutional Prime Money Market Fund	190,306

	Total Investments (identified cost $6,805,123)	$5,648,052

(See Notes to Portfolios of Investments)

VISION Managed Allocation Fund — Moderate Growth
Portfolio of Investments
October 31, 2002 (unaudited)

Shares		Value
Mutual Funds—99.1%
	Equity Funds—58.8%
116,216	VISION International Equity Fund, Class A	$868,136
190,367	VISION Large Cap Core Fund, Class A	1,174,564
200,385	VISION Large Cap Growth Fund, Class A	1,314,526
189,042	VISION Large Cap Value Fund, Class A	1,499,104
82,002	VISION Mid Cap Stock Fund, Class A	977,458
79,852	VISION Small Cap Stock Fund, Class A	660,375

	Total	6,494,163

	Fixed Income Funds—33.8%
76,970	VISION Institutional Limited Duration U.S. Government Fund	765,082
90,145	VISION Intermediate Term Bond Fund, Class A	877,107
212,760	VISION U.S. Government Securities Fund, Class A	2,082,924

	Total	3,725,113

Shares		Value
Mutual Funds—continued
	Money Market Fund—6.5%
717,935	VISION Institutional Prime Money Market Fund	$717,935

	Total Investments (identified cost $12,120,314 )	$10,937,211

(See Notes to Portfolios of Investments)

VISION Managed Allocation Fund — Conservative Growth
Portfolio of Investments
October 31, 2002 (unaudited)

Shares		Value
Mutual Funds—98.8%
	Equity Funds—24.5%
22,495	VISION International Equity Fund, Class A	$168,036
53,597	VISION Large Cap Core Fund, Class A	330,695
41,819	VISION Large Cap Value Fund, Class A	331,624
25,761	VISION Small Cap Stock Fund, Class A	213,046

	Total	1,043,401

	Fixed Income Funds—65.6%
114,936	VISION Institutional Limited Duration U.S. Government Fund	1,142,465
43,624	VISION Intermediate Term Bond Fund, Class A	424,457
125,721	VISION U.S. Government Securities Fund, Class A	1,230,805

	Total	2,797,727

Shares		Value
Mutual Funds—continued
	Money Market Fund—8.7%
371,050	VISION Institutional Prime Money Market Fund	$371,050

	Total Investments (identified cost $4,334,386)	$4,212,178

(See Notes to Portfolios of Investments)

VISION New York Municipal Income Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—98.6%
	Guam—0.5%
$375,000	Guam Housing Corp., State Single Family Housing Revenue Bonds, (Series A), 5.75%, 9/1/2031	AAA/NR	$399,761

	New York—96.3%
45,000	34th Street Partnership, Inc., NY, 5.50% (Original Issue Yield: 5.613%), 1/1/2023	NR/A1	45,976
200,000	Albany, NY, Housing Authority, Revenue Bond, 5.20% (Key Bank, N.A. LOC), 12/1/2013	NR/A1	206,974
150,000	Albany, NY, Housing Authority, Revenue Bonds, 5.40% (Key Bank, N.A. LOC), 12/1/2018	NR/A1	153,934
200,000	Albany, NY, Housing Authority, Revenue Bonds, 5.50% (Key Bank, N.A. LOC), 12/1/2028	NR/A1	204,338
435,000	Albany, NY, Parking Authority, (Series A), 5.00% (Original Issue Yield: 4.79%), 7/15/2008	BBB+/NR	461,161
500,000	Albany, NY, Parking Authority, (Series A), 5.625% (Original Issue Yield: 5.75%), 7/15/2025	BBB+/NR	511,590
525,000	Allegany County, NY, IDA, Revenue Bonds, 6.625% (Atlantic Richfield Co.)/(Original Issue Yield: 6.625%), 9/1/2016	AA+/Aa1	537,353
500,000	Appleridge Retirement Community, Revenue Bonds, 5.60% (GNMA Collateralized Home Mortgage Program)/(GNMA COL), 9/1/2021	NR/Aaa	533,495
10,000	Batavia, NY, GO UT, 6.55% (MBIA INS)/(Original Issue Yield: 6.60%), 5/1/2005	AAA/Aaa	11,041
50,000	Brockport, NY, CSD, GO UT, 5.40% (Original Issue Yield: 5.55%), 6/15/2011	AAA/Aaa	53,932
50,000	Broome County, NY, Certificate of Participation, 5.25% (MBIA INS)/(Original Issue Yield: 5.578%), 4/1/2022	AAA/Aaa	50,644
Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$10,000	Buffalo & Fort Erie, NY, Public Bridge Authority, 6.00% (MBIA INS)/(Original Issue Yield: 5.05%), 1/1/2004	AAA/Aaa	$10,495
1,000,000	Canton, NY, Human Services, 5.75% (Original Issue Yield: 5.80%), 9/1/2032	NR/Baa2	1,019,710
100,000	Cheektowaga, NY, CSD, GO UT, 5.875% (FGIC INS)/(Original Issue Yield: 5.95%), 6/1/2014	NR/Aaa	111,657
25,000	East Irondequoit, NY, CSD, GO UT, 6.90%, 12/1/2002	NR/A1	25,106
50,000	Erie County, NY, Water Authority, (Series A), 6.00% (AMBAC INS)/(Original Issue Yield: 7.25%), 12/1/2008	AAA/Aaa	56,768
125,000	Holiday Square Housing Development Corp., NY, Section 8 Assisted Project 5.80% (Holiday Square Management Co.)/(FNMA COL)/(Original Issue Yield: 5.943%), 1/15/2024	NR/Aaa	125,412
20,000	Holland, NY, CSD, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 5.50%), 6/15/2003	AAA/Aaa	20,532
25,000	Housing Corp., NY, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.60%), 11/1/2013	AAA/Aa3	26,090
100,000	Housing Corp., NY, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.65%), 11/1/2018	AAA/Aa3	101,515
50,000	Lakewood, NY, GO UT, Public Improvement Bonds, 5.50% (Original Issue Yield: 5.70%), 4/1/2012	NR/Baa1	52,587
1,000,000	Mahopac, NY, CSD, GO UT, (Series C), Bonds, 5.30% (Original Issue Yield: 5.35%), 6/1/2018	NR/Aaa	1,066,050
500,000	Metropolitan Transportation Authority, NY, (Series A), 5.00% (FSA INS)/ (Original Issue Yield: 5.12%), 11/15/2032	AAA/Aaa	501,750

VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$1,000,000	Metropolitan Transportation Authority, NY, (Series A), 5.00% (MBIA INS)/ (Original Issue Yield: 5.21%), 11/15/2030	AAA/Aaa	$1,004,290
100,000	Monroe County, NY, GO UT, Public Improvement Bonds, 5.50% (Original Issue Yield: 5.60%), 6/1/2009	AA-/Aa1	109,562
500,000	Monroe County, NY, GO UT, Public Improvement Bonds, 6.00% (Original Issue Yield: 5.34%), 3/1/2016	AA-/A1	586,375
25,000	Monroe County, NY, IDA, Revenue Bonds, 5.80% (Nazareth College)/(MBIA INS)/(Original Issue Yield: 5.799%), 6/1/2010	AAA/Aaa	27,430
25,000	Monroe Woodbury, NY, CSD, GO UT, 6.70% (FGIC INS), 11/15/2010	AAA/Aaa	26,699
870,000	Municipal Assistance Corp. of Troy, NY, Revenue Refunding Bonds (Series A), 5.00% (Original Issue Yield: 5.40%), 1/15/2010	AAA/Aaa	932,710
375,000	Nassau County, NY, GO UT, 6.05% (MBIA INS)/(Original Issue Yield: 6.15%), 5/15/2004	AAA/Aaa	387,281
500,000	Nassau County, NY, GO UT, (Series F), 7.00% (FSA INS), 3/1/2010	AAA/Aaa	611,280
500,000	Nassau County, NY, GO UT, (Series X), 8.00% (MBIA INS)/(Original Issue Yield: 8.40%), 11/1/2004	AAA/Aaa	559,180
500,000	Nassau County, NY, Special Tax, (Series A), 5.75% (Original Issue Yield: 5.18%), 11/15/2013	AA-/Aa3	563,480
1,100,000	New York City, NY, Educational Construction Fund, Revenue Bonds, 5.50% (Original Issue Yield: 5.68%), 4/1/2016	AAA/Aaa	1,192,939
700,000	New York City, NY, GO UT, 8.25% (Original Issue Yield: 8.40%), 6/1/2006	A/A2	817,537
500,000	New York City, NY, GO UT, (Series A), 5.75% (Original Issue Yield: 5.79%), 5/15/2018	A/A2	530,790
Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$435,000	New York City, NY, GO UT, (Series B), Refunding Bonds, 5.80% (Original Issue Yield: 5.88%), 8/1/2013	A/A2	$474,254
230,000	New York City, NY, GO UT, (Series I), Bonds, 6.25% (Original Issue Yield: 5.85%), 4/15/2006	A/A2	253,508
500,000	New York City, NY, GO UT, (Series L), Refunding Bonds, 8.00%, 8/1/2006	AAA/Aaa	595,490
1,000,000	New York City, NY, Health and Hospitals Corp., (Series A), 5.45% (Original Issue Yield: 5.48%), 2/15/2026	BBB/A3	1,005,920
35,000	New York City, NY, Housing Development Corp., Revenue Refunding Bonds, 5.85% (FHA INS), 5/1/2026	AA/Aa2	35,917
1,710,000	New York City, NY, IDA, 5.85% (Nightingale-Bamford School Project)/(Original Issue Yield: 5.85%), 1/15/2020	A/A2	1,751,929
1,000,000	New York City, NY, IDA, Revenue Bonds, 6.00% (Terminal One Group Association)/(Original Issue Yield: 6.40%), 1/1/2015	BBB+/A3	1,027,400
595,000	New York City, NY, Metropolitan Transportation Authority Triborough Bridge and Tunnel Authority, Refunding Revenue Bond, 5.40% (FSA INS)/(Original Issue Yield: 5.53%), 1/1/2018	AAA/Aaa	661,634
1,450,000	New York City, NY, (Series B1), 7.20% (Original Issue Yield: 7.30%), 8/15/2008	A/A2	1,603,802
1,000,000	New York City, NY, (Series F), 5.60% (Original Issue Yield: 5.599%), 8/1/2005	A/A2	1,074,530
800,000	New York City, NY, (Series G), 5.75% (Original Issue Yield: 6.27%), 2/1/2014	A/A2	857,456
1,060,000	New York City, NY, (Series J), 6.125%, 8/1/2011	A/A2	1,198,171
1,000,000	New York City, NY, Municipal Water Finance Authority, (Series C), 5.125% (Original Issue Yield: 5.43%), 6/15/2033	AA/Aa2	1,012,830

VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$1,000,000	New York City, NY, Municipal Water Finance Authority, (Series B), Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.855%), 6/15/2027	AAA/Aaa	$1,047,870
1,000,000	New York City, NY, Transitional Finance Authority, (Series C), 5.25% (Original Issue Yield: 5.05%), 5/1/2008	AA+/Aa2	1,068,440
1,040,000	New York City, NY, Transitional Finance Authority, 5.25%, 5/1/2014	AA+/Aa2	1,116,513
435,000	New York City, NY, Transitional Finance Authority, Prerefunded Revenue Bonds, (Series B), 5.50% , 2/1/2013	AAA/Aaa	499,276
65,000	New York City, NY, Transitional Finance Authority, Unrefunded Revenue Bonds, (Series B), 5.50%, 2/1/2013	AAA/Aaa	73,309
135,000	New York City, NY, Transitional Finance Authority, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 4.62%), 2/1/2011	AA+/Aa2	152,053
375,000	New York City, NY, Transitional Finance Authority, Prerefunded Revenue Bonds, 5.75%, 2/15/2015	AA+/Aa2	434,250
875,000	New York City, NY, Transitional Finance Authority, Unrefunded Revenue Bonds, 5.75%, 2/15/2015	AA+/Aa2	976,019
1,455,000	New York Counties Tobacco Trust II, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.30%), 6/1/2025	A/A1	1,418,305
1,000,000	New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.10% (AMBAC INS), 2/1/2019	NR/Aaa	1,031,370
500,000	New York State Dormitory Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.13%), 7/1/2032	AA-/A1	496,525
Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$1,000,000	New York State Dormitory Authority, Refunding Revenue Bonds, 5.30% (Canisius College), 7/1/2008	AAA/Aaa	$1,073,740
20,000	New York State Dormitory Authority, Refunding Revenue Bonds, (Series B), 5.25% (Original Issue Yield: 5.75%), 5/15/2019	AA-/A3	21,736
1,000,000	New York State Dormitory Authority, Refunding Revenue Bonds, 5.30% (Rochester, NY)/(MBIA INS)/(Original Issue Yield: 5.475%), 7/1/2017	AAA/Aaa	1,050,750
100,000	New York State Dormitory Authority, Refunding Revenue Bonds, 7.15% (R & J Jewish Geriatric Center)/(FHA INS), 8/1/2014	AAA/NR	110,235
20,000	New York State Dormitory Authority, Revenue Bonds, 5.00% (Rochester University-Strong Memorial Hospital), 7/1/2005	AAA/NR	21,564
1,000,000	New York State Dormitory Authority, Revenue Bonds, 5.125% (FSA INS)/ (Original Issue Yield: 5.33%), 8/15/2017	AAA/Aaa	1,041,910
180,000	New York State Dormitory Authority, Revenue Bonds, 5.85% (Arden Hill)/(FHA INS), 8/1/2026	AAA/NR	204,941
415,000	New York State Dormitory Authority, Revenue Bonds, 5.85% (Wesley Health System)/(FHA INS), 8/1/2026	AAA/NR	441,602
100,000	New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York), 5/15/2008	AA-/A3	114,200
1,000,000	New York State Dormitory Authority, Revenue Bonds, 6.05% (Lutheran Center at Poughkeepsie)/(Key Bank of New York LOC)/(Original Issue Yield: 6.08%), 7/1/2026	NR/A1	1,060,960
2,315,000	New York State Dormitory Authority, Revenue Bonds, (Series A), 7.50%, 5/15/2013	AA-/A3	3,011,977

VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$275,000	New York State Dormitory Authority, Schools Program, 5.10% (Original Issue Yield: 5.14%), 7/1/2011	AA-/Baa1	$304,598
1,500,000	New York State Dormitory Authority, (Series C), 5.30% (Original Issue Yield: 5.45%), 5/15/2004	AA-/A3	1,611,015
1,575,000	New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	AA-/A3	1,893,560
425,000	New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	AA-/A3	527,944
1,000,000	New York State Dormitory Authority, United Health Services, 5.375% (AMBAC INS)/(Original Issue Yield: 5.573%), 8/1/2027	AAA/Aaa	1,028,300
545,000	New York State Environmental Facilities Corp., (Series A), 5.00%, 10/15/2015	AAA/Aaa	586,587
35,000	New York State Environmental Facilities Corp., (Series C), 6.40% (Original Issue Yield: 6.40%), 9/15/2006	AAA/Aaa	35,482
1,055,000	New York State Environmental Facilities Corp., (Series C), PCRB, 5.85%, 1/15/2015	AAA/Aaa	1,165,817
1,500,000	New York State Environmental Facilities Corp., (Series G), 5.25% (Original Issue Yield: 4.39%), 10/15/2010	AAA/Aaa	1,626,390
75,000	New York State Environmental Facilities Corp., Refunding Revenue Bonds, 5.20% (Original Issue Yield: 5.20%), 5/15/2014	AAA/Aaa	83,429
75,000	New York State Environmental Facilities Corp., Refunding Revenue Bonds, 5.20% (Original Issue Yield: 5.20%), 5/15/2014	AAA/Aaa	83,105
Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$25,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series A), 5.70% (Occidental Petroleum Corp.)/(Original Issue Yield: 5.75%), 9/1/2028	BBB/Baa2	$24,731
100,000	New York State HFA, Refunding Revenue Bonds, 7.90% (United States Treasury COL), 11/1/2006	AAA/Aaa	111,774
885,000	New York State HFA, (Series A), Service Contract Obligation Revenue Bonds, 6.375% (Original Issue Yield: 6.45%), 9/15/2015	AAA/NR	1,031,414
635,000	New York State HFA, Prerefunded Revenue Bonds, (Series A), 6.25% (Original Issue Yield: 6.35%), 9/15/2010	AAA/NR	728,897
365,000	New York State HFA, Unrefunded Revenue Bonds, (Series A), 6.25% (Original Issue Yield: 6.35%), 9/15/2010	AA-/NR	409,004
25,000	New York State HFA, (Series A), 6.90%, 8/15/2007	NR/Aa1	25,557
1,000,000	New York State HFA, (Series A), 7.75% (FHA INS)/(Original Issue Yield: 7.748%), 2/15/2005	NR/A2	1,083,560
1,000,000	New York State Local Government Assistance Corp., (Series A), 6.00% (Original Issue Yield: 6.106%), 4/1/2016	AA-/A1	1,091,090
50,000	New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home, Revenue Bonds, 5.95% (FHA INS)/(Original Issue Yield: 6.00%), 2/15/2010	AAA/NR	54,032
30,000	New York State Medical Care Facilities Finance Agency, Hospital & Nursing Home Revenue Bonds (Series B), 6.00% (Buffalo General Hospital)/(FHA INS)/(Original Issue Yield: 6.219%), 8/15/2014	AAA/NR	32,313

VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$25,000	New York State Medical Care Facilities Finance Agency, Refunding Revenue Bonds, 5.75% (FHA INS)/(Original Issue Yield: 5.85%), 2/15/2008	AAA/NR	$27,109
865,000	New York State Mortgage Agency, Refunding Revenue Bonds, 5.70% (Original Issue Yield: 5.70%), 4/1/2011	NR/Aa1	914,366
500,000	New York State Mortgage Agency, (Series 67), 5.80% (Original Issue Yield: 5.799%), 10/1/2028	NR/Aa1	535,945
300,000	New York State Mortgage Agency, Refunding Revenue Bonds (Series 53), 5.25%, 10/1/2006	NR/Aa1	323,379
400,000	New York State Power Authority, Revenue Bonds (Series A), 5.25% (Original Issue Yield: 5.38%), 11/15/2030	AA-/Aa2	409,068
1,000,000	New York State Thruway Authority, (Series A), 5.125% (Original Issue Yield: 4.601%), 4/1/2011	AAA/Aaa	1,092,380
1,000,000	New York State Thruway Authority, (Series B), 5.00% (Original Issue Yield: 5.35%), 4/1/2007	AAA/Aaa	1,048,270
1,000,000	New York State Thruway Authority, Highway & Bridge Transportation Fund Revenue Bonds (Series A), 6.00% (Original Issue Yield: 5.69%), 4/1/2015	AAA/Aaa	1,146,810
1,000,000	New York State Thruway Authority, Highway & Bridge Transportation Fund Revenue Bonds (Series A), 6.25% (FSA INS), 4/1/2011	AAA/Aaa	1,179,140
1,000,000	New York State Urban Development Corp., Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.35%), 7/1/2009	AAA/Aaa	1,116,600
25,000	Niagara Falls, NY, Bridge Commission, (Series B), 5.25% (FGIC INS)/ (Original Issue Yield: 5.35%), 10/1/2015	AAA/Aaa	27,820
Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$20,000	Niagara Frontier Transportation Authority, Revenue Bonds, 6.00% (Greater Buffalo International Airport)/(AMBAC INS)/(Original Issue Yield: 6.15%), 4/1/2007	AAA/Aaa	$21,208
1,000,000	North Babylon Union Free School District, NY, (Series A), 5.50% (FGIC INS)/(Original Issue Yield: 5.57%), 2/15/2017	NR/Aaa	1,082,000
340,000	Onondaga County, NY, IDA, (Series A), 4.00% (Original Issue Yield: 3.83%), 12/1/2004	NR/Baa2	350,703
85,000	Onondaga County, NY, IDA, University and College Improvements Revenue Bonds, 5.00%, 3/1/2009	NR/Baa2	88,550
1,580,000	Orange County, NY, GO UT, 5.10% (Original Issue Yield: 5.29%), 7/15/2019	NR/Aa1	1,642,868
170,000	Riverton Housing Corp., Revenue Bonds, 6.65% (FHA INS), 8/1/2024	AA-/NR	189,060
155,000	Schenectady, NY, IDA, (Series A), 5.45% (Union College)/(AMBAC INS)/ (Original Issue Yield: 5.467%), 12/1/2029	NR/Aaa	162,352
10,000	Spackenkill, NY, Unified Free School District, GO UT, 6.125%, 9/15/2014	NR/A1	11,744
10,000	Springville, NY, GO UT, 7.90%, 8/1/2003	NR/Baa1	10,435
1,000,000	Suffolk County, NY, GO UT, (Series A), Recreational Facilities, 5.25% (FGIC INS)/(Original Issue Yield: 4.92%), 8/1/2013	AAA/Aaa	1,119,890
225,000	Syracuse, NY, GO UT, (Series A), Refunding Bonds, 5.125%, 2/15/2009	BBB/Baa1	244,159
500,000	Syracuse, NY, GO UT, (Series C), 5.50% (FGIC INS), 1/1/2009	AAA/Aaa	549,045
1,500,000	TSASC, Inc. NY, Cash flow management, Public Improvements, 6.25%, 7/15/2027	A+/Aa	1,579,845
65,000	Tompkins County, NY, GO UT, (Series B), 5.625% (Original Issue Yield: 5.80%), 9/15/2013	NR/Aa2	68,201

VISION New York Municipal Income Fund

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$955,000	Tompkins County, NY, IDA, Revenue Bonds, 6.05% (Ithacare Center Project)/(FHA INS), 2/1/2017	AAA /NR	$1,038,075
280,000	Tompkins, NY, Health Care Corp., 10.80% (FHA INS), 2/1/2028	A/NR	328,227
640,000	Triborough Bridge & Tunnel Authority, NY, (Series A), 5.00% (Original Issue Yield: 5.24%), 1/1/2027	AA-/Aa3	642,995
725,000	Triborough Bridge & Tunnel Authority, NY, (Series A), 6.00% (Original Issue Yield: 4.98%), 1/1/2010	AA-/Aa3	843,712
100,000	Triborough Bridge & Tunnel Authority, NY, (Series B), 5.125% (Original Issue Yield: 4.73%), 11/15/2012	AA-/Aa3	101,409
540,000	Triborough Bridge & Tunnel Authority, NY, (Series Y), Refunding Bond, 5.50% (Original Issue Yield: 6.16%), 1/1/2017	AA-/Aa3	613,850
3,500,000	Triborough Bridge & Tunnel Authority, NY, (Series Y), Refunding Revenue Bond, 6.125% (CapMAC Holdings, Inc.)/(CapMAC Holdings, Inc. LOC)/(Original Issue Yield: 6.20%), 1/1/2021	AAA/Aaa	4,173,330
285,000	Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.821%), 1/1/2009	AA-/Aa3	337,329
270,000	Utica, NY, Industrial Development Agency Civic Facility, (Series A), Revenue Bond, 5.50% (Munson Williams Proctor), 7/15/2029	NR/Aa3	281,251
Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	New York—continued
$320,000	Utica, NY, Industrial Development Agency Civic Facility, (Series A), 5.375% (Munson Williams Proctor)/(Original Issue Yield: 5.45%), 7/15/2019	NR/Aa3	$337,722
510,000	Utica, NY, Industrial Development Agency Civic Facility, 5.50%, (ACA INS), 8/15/2013	A/NR	548,882
350,000	Valley Center School District, GO UT, 7.15% (AMBAC INS)/(Original Issue Yield: 7.10%), 6/15/2005	AAA/Aaa	394,251
1,000,000	Webster, NY, CSD, GO UT, 5.125% (FGIC INS)/(Original Issue Yield: 5.40%), 6/15/2019	NR/Aaa	1,041,390
50,000	West Seneca, NY, CSD, GO UT, 5.625% (FGIC INS)/(Original Issue Yield: 5.70%), 6/15/2011	NR/Aaa	55,184

	Total		80,475,202

	Puerto Rico—0.0%
25,000	Puerto Rico Industrial, Medical & Environmental PCA, Revenue Bonds, 5.10% (American Home Products Corp.)/(Original Issue Yield: 5.30%), 12/1/2018	NR/A3	25,588

	Wisconsin—1.8%
1,500,000	Badger, WI, Tobacco Asset Securitization Corp., Refunding Revenue Bonds, 6.125%, 6/1/2027	A/A1	1,444,650

	Total Investments (identified cost $78,742,389)		$82,345,201

(See Notes to Portfolios of Investments)

VISION Pennsylvania Municipal Income Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—95.7%
	Pennsylvania—95.7%
$1,185,000	Adams County, PA, GO UT, Refunding Notes, 5.30% (FGIC INS)/(Original Issue Yield: 5.42%), 11/15/2019	AAA/Aaa	$1,337,047
1,450,000	Allegheny County, PA, Airport Authority, Refunding Revenue Bonds, 5.75% (MBIA INS)/(Original Issue Yield: 4.85%), 1/1/2006	AAA/Aaa	1,578,470
1,365,000	Allegheny County, PA, GO UT Refunding Bonds (Series C-53), 5.40% (FGIC INS)/(Original Issue Yield: 5.44%), 11/1/2019	AAA/Aaa	1,453,070
435,000	Allegheny County, PA, Higher Education Building Authority, Duquesne University Project, 5.125%, 3/1/2013	NR/Aaa	480,914
2,500,000	Allegheny County, PA, Port Authority, Refunding Revenue Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 6.125%), 3/1/2024	AAA/Aaa	2,917,950
870,000	Allegheny County, PA, Residential Finance Agency, Revenue Bond, 5.15%, 11/1/2016	NR/Aaa	897,048
1,210,000	Belle Vernon, PA, Area School District, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 6.09%), 4/1/2021	AAA/Aaa	1,405,464
1,330,000	Berks County, PA, Municipal Authority, Refunding Revenue Bonds, 7.10% (FGIC INS)/(Original Issue Yield: 7.226%), 5/15/2022	AAA/Aaa	1,438,089
1,000,000	Blair County, PA, (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 3.45%), 8/1/2007	NR/Aaa	1,099,880
1,000,000	Butler County, PA, IDA, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 6.00%), 7/15/2011	AAA/Aaa	1,178,350
1,070,000	Charleroi, PA, Area School District, (Series C), 5.75% (FGIC INS)/(Original Issue Yield: 5.90%), 10/1/2014	AAA/NR	1,237,701
Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	Pennsylvania—continued
$1,330,000	Charleroi, PA, Area School District, (Series C), 6.00% (FGIC INS), 10/1/2017	AAA/NR	$1,557,779
2,000,000	Commonwealth of Pennsylvania, GO UT, 5.25% (Original Issue Yield: 4.69%), 10/15/2008	AA/Aa2	2,237,480
2,150,000	Commonwealth of Pennsylvania, GO UT, 5.75%, 1/15/2009	AA/Aa2	2,447,689
3,000,000	Commonwealth of Pennsylvania, GO UT, 6.00% (Original Issue Yield: 5.96%), 1/15/2018	AA/Aa2	3,377,670
475,000	Commonwealth of Pennsylvania, GO UT, (2nd Series), 5.10% (FSA INS)/(Original Issue Yield: 5.20%), 5/1/2022	AAA/Aaa	484,970
640,000	Conestoga Valley, PA, School District, GO UT, (Series A), 4.50% (FGIC INS)/(Original Issue Yield: 2.95%), 5/1/2005	NR/Aaa	677,990
1,510,000	Dover, PA, Area School District, GO UT, (Refunding Bonds), 5.00% (FGIC INS), 4/1/2015	NR/Aaa	1,601,989
1,365,000	Greater Johnstown, PA, School District, GO UT, 5.00% (FGIC INS), 2/1/2009	AAA	1,491,385
710,000	Greene County, PA, IDA, Refunding Revenue Bonds, 4.75% (MBIA INS)/ (Original Issue Yield: 4.749%), 2/1/2007	AAA/Aaa	766,417
505,000	Harbor Creek, PA, School District, (Series C), 4.00% (FGIC INS)/(Original Issue Yield: 3.25%), 8/1/2006	AAA/Aaa	534,502
1,300,000	Indiana County, PA, IDA, (Series A), 5.875% (AMBAC INS)/(Original Issue Yield: 6.04%), 11/1/2029	AAA/Aaa	1,395,485
795,000	Keystone, PA, Central School District, GO UT, 2.80%, 9/1/2004	A/NR	806,536
2,000,000	Lancaster County, PA, (Series A), 5.60% (FGIC INS)/(Original Issue Yield: 5.65%), 5/1/2012	NR/Aaa	2,250,380
1,500,000	Manheim, PA, Central School District, GO UT, 4.95% (FGIC INS), 6/1/2011	NR/Aaa	1,549,665

VISION Pennsylvania Municipal Income Fund

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	Pennsylvania—continued
$890,000	Millville, PA, Area School District, GO UT, 5.75% (AMBAC INS)/(Original Issue Yield: 5.748%), 6/1/2017	AAA/Aaa	$973,251
1,500,000	Montgomery County, PA, IDA, Refunding Revenue Bonds, 5.35% (MBIA INS)/(Original Issue Yield: 5.46%), 8/15/2027	NR/Aaa	1,526,280
1,000,000	North Penn, PA, School District, GO UT, 4.00% (FSA INS)/(Original Issue Yield: 3.999%), 9/1/2004	NR/Aaa	1,040,180
555,000	Northern Tioga, PA, School District, GO UT, 4.40% (Original Issue Yield: 4.45%), 9/15/2012	AAA/Aaa	561,793
630,000	Owen J. Roberts School District, PA, GO UT, Prerefunded (Series A), Bonds, 5.375% (Original Issue Yield: 5.50%), 5/15/2018	AAA/Aaa	702,815
870,000	Owen J. Roberts School District, PA, GO UT, Unrefunded (Series A), Bonds, 5.375% (Original Issue Yield: 5.50%), 5/15/2018	AAA/Aaa	917,711
1,000,000	Oxford, PA, School District, (Series A), 4.00% (FGIC INS)/(Original Issue Yield: 3.25%), 2/15/2005	AAA/Aaa	1,044,500
1,000,000	Parkland, PA, School District, GO UT, 5.25% (FGIC INS)/(Original Issue Yield: 3.80%), 9/1/2004	NR/Aaa	1,062,630
1,410,000	Pennsylvania HFA, (Series 58A), 5.85%, 4/1/2017	AA+/Aa2	1,466,555
2,000,000	Pennsylvania HFA, (Series 68A), 6.10%, 4/1/2021	AA+/Aa2	2,102,880
1,115,000	Pennsylvania HFA, (Series 69A), 6.15% (FHA/VA MTGS LOC), 10/1/2020	AA+/Aa2	1,180,428
1,295,000	Pennsylvania HFA, (Series 70A), 5.80%, 10/1/2021	AA+/Aa2	1,353,353
1,170,000	Pennsylvania HFA, (Series 72A), 3.80% (Original Issue Yield: 3.80%), 10/1/2005	AA+/Aa2	1,209,008
Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	Pennsylvania—continued
$2,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS)/(Original Issue Yield: 5.012%), 6/15/2015	AAA/Aaa	$2,162,820
1,475,000	Pennsylvania State, 5.00%, 8/1/2016	AA/Aa2	1,541,242
1,000,000	Pennsylvania State, GO UT, 6.00% (Original Issue Yield: 5.47%), 1/15/2011	AA/Aa2	1,159,150
1,000,000	Pennsylvania State Higher Education Assistance Agency, (Series 2002 A), 2.35% TOBs (FSA INS)/(Bayerische Landesbank Girozentrale, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. LIQ) and WestLB AG LOCs), Optional Tender (7/1/2003 @100)	AAA/Aaa	1,002,030
250,000	Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.25% (AMBAC INS)/(Original Issue Yield: 4.06%), 12/1/2012	AAA/Aaa	281,798
425,000	Pennsylvania State Higher Education Facilities Authority, University and College Improvement Bonds, 5.25% (Temple University)/(MBIA INS), 4/1/2014	AAA/Aaa	455,881
800,000	Pennsylvania State IDA, Refunding Revenue Bonds, 4.50% (AMBAC INS), 7/1/2008	AAA/Aaa	859,920
1,000,000	Pennsylvania State Turnpike Commission, (Series S), 5.625% (FGIC INS)/(Original Issue Yield: 4.77%), (6/1/2011 @101)	AAA/Aa3	1,140,990
1,000,000	Pennsylvania State University, Refunding Revenue Bonds, 5.00%, 8/15/2006	AA/Aa2	1,094,920
2,000,000	Pennsylvania State University, Refunding Revenue Bonds, 5.25%, 8/15/2013	AA/Aa2	2,242,360

VISION Pennsylvania Municipal Income Fund

Principal Amount		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	Pennsylvania—continued
$1,000,000	Pennsylvania State University, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 4.67%), 8/15/2016	AA/Aa2	$1,109,550
1,000,000	Peters Township, PA, School District, (Series B), 5.00% (FSA INS), 9/1/2016	AAA/Aaa	1,051,750
1,000,000	Philadelphia, PA, Authority for Industrial Development, (Series B), 5.25% (FSA INS)/(Original Issue Yield: 4.50%), 10/1/2010	AAA/Aaa	1,115,310
1,000,000	Philadelphia, PA, GO UT, 5.25% (FSA INS)/(Original Issue Yield: 4.59%), 3/15/2011	AAA/Aaa	1,081,860
1,520,000	Philadelphia, PA, School District, GO UT, 5.50% (AMBAC INS)/(Original Issue Yield: 5.88%), 9/1/2015	AAA/Aaa	1,694,298
1,900,000	Philadelphia, PA, Water & Wastewater System, Refunding Revenue Bonds, 5.625% (MBIA INS)/(Original Issue Yield: 5.81%), 6/15/2009	AAA/Aaa	2,161,497
2,000,000	Philadelphia, PA, Water & Wastewater System, (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 5.25%), 8/1/2013	AAA/Aaa	2,129,980
500,000	Pittsburgh, PA, School District, GO UT, 5.25% (FSA INS)/(Original Issue Yield: 4.12%), 9/1/2009	AAA/Aaa	559,905
Principal Amount or Shares		Credit Rating(5)	Value
(4)Long-Term Municipals—continued
	Pennsylvania—continued
$2,500,000	Radnor Township, PA, School District, GO UT, 5.75% (Original Issue Yield: 5.92%), 3/15/2019	NR/Aa3	$2,706,600
500,000	Southeastern, PA, Transportation Authority, (Series A) Revenue Bonds, 5.25%, 3/1/2013	AAA/Aaa	547,785
2,335,000	State Public School Building Authority, PA, Revenue Bonds, (Butler Community College), 5.95% (AMBAC INS)/(Original Issue Yield: 6.014%), 7/15/2020	AAA/Aaa	2,729,475
1,000,000	Tredyffrin-Easttown, PA, School District, GO UT, 5.00% (Original Issue Yield: 3.92%), 2/15/2009	NR/Aaa	1,098,350
1,000,000	Wilson, PA, School District, 5.00% (FSA INS), 5/15/2012	NR/Aaa	1,101,560

	Total Long-Term Municipals (identified cost $77,109,226)		82,374,335

Mutual Fund—3.3%
2,833,368	Federated Pennsylvania Municipal Cash Trust, (Series IS) (at net asset value)		2,833,368

	Total Investments (identified cost $79,942,594)		$85,207,703

(See Notes to Portfolios of Investments)

VISION Intermediate Term Bond Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Principal Amount		Value
Asset-Backed Securities—1.4%
$2,000,000	GMAC Mortgage Corp. Loan Trust 2002-HE2, Class A4, 6.00%, 6/25/2027 (identified cost $2,051,250)	$2,168,500

Corporate Bonds—24.3%
1,000,000	Allstate Corp., Deb., 7.50%, 6/15/2013	1,158,340
2,000,000	American General Finance Corp., MTN, 5.875%, 7/14/2006	2,115,100
2,000,000	Associates Corp. of North America, Sub. Deb., 6.875%, 11/15/2008	2,210,000
1,500,000	Bank of America Corp., Sub. Note, 7.80%, 2/15/2010	1,770,540
1,000,000	Boeing Capital Corp., MTN, 6.35%, 11/15/2007	1,059,730
1,000,000	Caterpillar Financial Services Corp., Note, 7.59%, 12/10/2003	1,055,600
2,000,000	Citigroup, Inc., Note, 5.75%, 5/10/2006	2,135,480
1,000,000	Coca-Cola Enterprises, Inc., Deb., 6.75%, 9/15/2028	1,074,840
1,000,000	ConocoPhillips, Note, 6.375%, 3/30/2009	1,106,330
2,000,000	Countrywide Home Loans, Inc., Note, 5.50%, 8/1/2006	2,076,500
1,000,000	Disney (Walt) Co., Note, 6.375%, 3/1/2012	1,072,340
1,000,000	First Data Corp., MTN, 6.375%, 12/15/2007	1,123,350
1,000,000	Gannett Co., Inc., Note, 4.95%, 4/1/2005	1,063,290
1,000,000	General Electric Capital Corp., MTN, 6.75%, 3/15/2032	1,054,780
1,000,000	Honeywell International, Inc., Note, 7.50%, 3/1/2010	1,140,380
1,000,000	Ingersoll-Rand Co., MTN, (Series B), 6.51%, 12/1/2004	1,073,400
1,200,000	International Business Machines Corp., Deb., 7.50%, 6/15/2013	1,446,888
1,000,000	Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,111,260
1,000,000	National City Corp., Sub. Note, 6.875%, 5/15/2019	1,066,840
1,000,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust Bond, 6.00%, 5/15/2006	1,065,390
1,000,000	New York Telephone Co., Deb., 6.00%, 4/15/2008	1,028,250
1,000,000	Occidental Petroleum Corp., Sr. Note, 7.375%, 11/15/2008	1,158,620
1,000,000	PP&L Capital Funding, Inc., MTN, (Series C), 7.75%, 4/15/2005	1,052,440
1,500,000	SLM Corporation, Note, 5.625%, 4/10/2007	1,639,260
1,000,000	Target Corp., Note, 7.50%, 8/15/2010	1,168,330
Principal Amount		Value
Corporate Bonds—continued
$1,000,000	U.S. Bank, N.A., 6.300%, 7/15/2008	$1,123,320
1,000,000	Union Pacific Corp., Note, 5.75%, 10/15/2007	1,081,570
1,000,000	Washington Mutual, Inc., Note, 7.50%, 8/15/2006	1,123,420
1,000,000	Wyeth, Note, 6.70%, 3/15/2011	1,090,520

	Total Corporate Bonds (identified cost $35,733,007)	37,446,108

Government Agencies—20.4%
	Federal Farm Credit Bank—0.6%
1,000,000	2.500%, 11/15/2005	999,100

	Federal Home Loan Bank—4.0%
1,500,000	3.750%, 8/15/2007	1,536,345
4,000,000	6.500%, 11/13/2009	4,613,800

	Total	6,150,145

	Federal Home Loan Mortgage Corporation—4.5%
2,500,000	5.125%, 8/20/2012	2,509,350
2,000,000	5.375%, 8/16/2006	2,101,820
2,000,000	6.750%, 3/15/2031	2,300,580

	Total	6,911,750

	Federal National Mortgage Association—10.2%
2,000,000	4.100%, 2/15/2005	2,010,760
1,000,000	4.750%, 1/2/2007	1,050,800
3,000,000	4.750%, 6/18/2007	3,105,330
2,000,000	4.900%, 6/13/2007	2,136,570
2,000,000	5.250%, 3/22/2007	2,079,020
3,000,000	5.625%, 2/28/2012	3,122,400
2,000,000	6.000%, 12/15/2005	2,208,480

	Total	15,713,360

	Student Loan Marketing Association—1.1%
1,500,000	5.250%, 3/15/2006	1,624,080

	Total Government Agencies (identified cost $30,226,349)	31,398,435

Mortgage-Backed Securities—38.3%
	Federal Home Loan Mortgage Corporation—12.0%
3,983,990	5.000%, 10/1/2017	4,058,690
29,660	5.500%, 4/1/2014	30,912
2,074,109	6.000%, 4/1/2016	2,162,902
4,950,138	6.000%, 7/1/2029	5,109,483
2,633,416	6.500%, 12/1/2021	2,743,704
4,195,731	7.500%, 9/1/2019	4,450,076

	Total	18,555,767

	Federal National Mortgage Association—14.8%
2,770,364	5.000%, 2/1/2009	2,853,475
4,668,265	5.500%, 7/1/2009	4,850,608

VISION Intermediate Term Bond Fund

Principal Amount		Value
Mortgage-Backed Securities—continued
	Federal National Mortgage Association—continued
$3,989,004	6.000%, 10/1/2032	$4,101,174
3,000,000	6.000%, 12/1/2032	3,084,360
2,263,582	6.500%, 11/1/2030	2,345,637
1,054,123	7.000%, 12/1/2011	1,123,958
4,179,473	7.000%, 3/1/2032	4,368,844

	Total	22,728,056

	Government National Mortgage Association—11.5%
4,274,085	6.000%, 3/20/2031	4,414,318
3,949,301	6.500%, 7/15/2028	4,138,117
3,995,585	6.500%, 1/20/2029	4,169,153
2,512,691	7.000%, 7/20/2028	2,644,607
2,171,101	7.000%, 12/15/2030	2,290,512

	Total	17,656,707

	Total Mortgage-Backed Securities (identified cost $56,600,095)	58,940,530

Principal Amount or Shares		Value
U.S. Treasury Obligations—13.8%
	U.S. Treasury Bonds—5.0%
$2,000,000	7.500%, 11/15/2016	$2,580,140
1,500,000	8.125%, 8/15/2019	2,052,780
1,000,000	8.125%, 5/15/2021	1,378,500
1,000,000	10.625%, 8/15/2015	1,600,480

	Total	7,611,900

	U.S. Treasury Notes—8.8%
2,000,000	5.500%, 5/15/2009	2,256,380
5,000,000	5.625%, 5/15/2008	5,659,350
2,000,000	5.750%, 11/15/2005	2,212,240
3,000,000	6.000%, 8/15/2009	3,462,840

	Total	13,590,810

	Total U.S. Treasury Obligations (identified cost $20,006,064)	21,202,710

Mutual Fund—4.3%
6,545,263	Seven Seas Money Market Fund (at net asset value)	6,545,263

	Total Investments (identified cost $151,162,028)	$157,701,546

(See Notes to Portfolios of Investments)

VISION U.S. Government Securities Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Principal Amount		Value
Asset-Backed Securities—0.1%
$ 35,555	Guaranteed Export Trust, Class C, 5.200%, 10/15/2004	$36,535
21,312	Provident Bank Home Equity Loan Trust 1996-1, Class A1, 7.600%, 10/25/2012	22,573
25,251	The Money Store Home Equity Trust 1992-C, Class A1, 6.200%, 10/15/2017	25,241

	Total Asset-Backed Securities (identified cost $80,373)	84,349

Collateralized Mortgage Obligations—3.4%
	Federal Home Loan Mortgage Corporation—1.4%
83,050	(Series 141-D), REMIC, 5.000%, 5/15/2021	84,435
105,000	(Series 1686-PJ), REMIC, 5.000%, 2/15/2024	105,899
105,000	(Series 1637-GA), REMIC, 5.800%, 6/15/2023	111,018
139,765	(Series 136-E), REMIC, 6.000%, 4/15/2021	143,345
314,000	(Series 1534-H), REMIC, 6.000%, 1/15/2023,	326,334
56,011	(Series 112-I), REMIC, 6.500%, 1/15/2021	57,600
279,000	(Series 1577-PK), REMIC, 6.500%, 9/15/2023	302,782
176,000	(Series 1644-K), REMIC, 6.750%, 12/15/2023	191,861
52,593	(Series 33-H), REMIC, 7.500%, 6/25/2023	56,672
145,472	(Series 126-A), REMIC, 9.000%, 3/15/2005	159,010
264,539	(Series 6-C), REMIC, 9.050%, 6/15/2019	301,259

	Total	1,840,215

	Federal National Mortgage Association—2.0%
41,478	(Series L-DC), REMIC, 5.000%, 1/1/2006	42,498
42,000	(Series 1993-38-L), REMIC, 5.000%, 8/25/2022	43,157
152,000	(Series 1994-3-PL), REMIC, 5.500%, 1/25/2024	156,061
457,120	(Series 1992-136-PJ), REMIC, 6.000%, 5/25/2021	460,786
111,000	(Series 1993-198-K), REMIC, 6.000%, 12/25/2022	116,005
26,000	(Series 1993-160-PK), REMIC, 6.500%, 11/25/2022	28,730
175,000	(Series 1993-223-C), REMIC, 6.500%, 5/25/2023	195,501
Principal Amount		Value
Collateralized Mortgage Obligations—continued
	Federal National Mortgage Association—continued
$ 415,000	(Series 1993-113-PK), REMIC, 6.500%, 7/25/2023	$450,723
554,000	(Series 1993-127-H), REMIC, 6.500%, 7/25/2023	612,353
155,000	(Series 1993-202-J), REMIC, 6.500%, 11/25/2023	170,814
181,000	(Series 1994-55-H), REMIC, 7.000%, 3/25/2024	200,590

	Total	2,477,218

	Total Collateralized Mortgage Obligations (identified cost $3,783,901)	4,317,433

Corporate Bonds—16.6%
1,195,000	Associates Corp. of North America, 6.375%, 11/15/2005	1,269,413
500,000	Bay State Gas Co., 9.200%, 6/6/2011	535,170
1,000,000	Boeing Co., 6.625%, 2/15/2038	917,840
1,000,000	Bristol-Myers Squibb Co., 5.750%, 10/1/2011	1,063,440
100,000	Countrywide Mortgage Investments, 6.510%, 2/11/2005	106,443
450,000	Countrywide Mortgage Investments, 7.200%, 10/30/2006	493,897
700,000	Ford Motor Co., 9.215%, 9/15/2021	658,763
59,000	Fortune Brands, Inc., 8.625%, 11/15/2021	71,296
2,000,000	General Electric Capital Corp., 6.000%, 6/15/2012	2,130,920
100,000	General Electric Capital Corp., 8.300%, 9/20/2009	120,231
1,000,000	Household Finance Corp., 5.750%, 1/30/2007	873,860
50,000	Loews Corp., 8.875%, 4/15/2011	58,571
1,120,083	NYNEX Corp., 9.550%, 5/1/2010	1,268,998
1,000,000	(2)Ohio National Life Insurance Co., 8.500%, 5/15/2026	1,068,930
125,000	Public Service Co. Colorado, 8.750%, 3/1/2022	127,969
1,000,000	SBC Communications, Inc., 5.875%, 8/15/2012	1,055,540
1,000,000	Stanford University, 5.850%, 3/15/2009	1,047,500
1,000,000	Stanford University, 6.160%, 4/30/2011	1,080,050
1,000,000	Target Corp., 5.375%, 6/15/2009	1,060,220
1,000,000	Travelers Property Casualty Corp., 6.750%, 11/15/2006	1,091,280
2,000,000	U.S. Bancorp, 5.100%, 7/15/2007	2,142,460

VISION U.S. Government Securities Fund

Principal Amount		Value
Corporate Bonds—continued
$2,000,000	Verizon Global Funding, 7.250%, 12/1/2010	$2,172,480
370,000	Weingarten Realty Investors, 6.650%, 7/12/2027	390,794

	Total Corporate Bonds (identified cost $20,340,864)	20,806,065

Government Agencies—30.7%
	Department of Housing and Urban Development—2.0%
270,000	6.760%, 8/1/2006	278,203
360,000	6.930%, 8/1/2009	371,387
500,000	7.140%, 8/1/2007	556,785
1,200,000	7.660%, 8/1/2015	1,338,444

	Total	2,544,819

	Federal Home Loan Mortgage Corporation—2.7%
3,000,000	6.000%, 5/25/2012	3,131,610
175,000	6.943%, 3/21/2007	203,017

	Total	3,334,627

	Federal National Mortgage Association—5.8%
3,000,000	3.125%, 8/15/2005	3,017,760
53,000	5.125%, 2/13/2004	55,354
2,000,000	5.400%, 4/30/2007	2,030,820
2,000,000	6.250%, 2/17/2011	2,092,400

	Total	7,196,334

	Overseas Private Investment Corporation—2.8%
3,249,400	6.600%, 5/21/2016	3,556,598

	Private Export Funding Corporation—0.5%
500,000	6.490%, 7/15/2007	571,855
75,000	7.950%, 11/1/2006	82,861

	Total	654,716

	Small Business Administration—6.6%
565,976	5.600%, 9/1/2008	606,468
520,306	6.200%, 11/1/2007	559,378
559,081	6.700%, 3/1/2016	614,150
1,366,030	6.700%, 12/1/2016	1,510,584
3,464,991	6.950%, 11/1/2016	3,855,610
133,111	7.300%, 5/1/2017	150,510
138,368	7.300%, 9/1/2019	158,306
26,604	8.850%, 8/1/2011	29,121
289,315	9.250%, 2/1/2008	310,392
375,874	9.650%, 5/1/2010	409,854

	Total	8,204,373

	Tennessee Valley Authority—1.0%
1,148,433	7.430%, 4/1/2022	1,209,851

	Title XI—9.3%
750,000	American Heavy Lift Shipping, 7.180%, 6/1/2017	813,751
1,799,997	ENSCO Offshore, Co., 6.360%, 12/1/2015	1,895,739
Principal Amount		Value
Government Agencies—continued
	Title XI—continued
$2,750,000	El Salvador Aid, Government of, 6.530%, 7/1/2007	$2,963,125
4,347,808	Puerto Quetzal Power LLC, 6.470%, 6/15/2012	4,807,776
920,000	Vessel Management Service, 6.750%, 6/15/2025	1,130,588

	Total	11,610,979

	Total Government Agencies (identified cost $35,010,750)	38,312,297

Mortgage-Backed Securities—17.3%
	Federal Home Loan Mortgage Corporation—4.4%
2,661,336	6.500%, 2/1/2032	2,760,311
63,497	7.000%, 11/1/2007	65,107
63,917	7.000%, 7/1/2008	66,194
143,572	7.000%, 8/1/2008	148,238
158,179	7.000%, 11/1/2008	163,813
51,024	7.000%, 11/1/2010	54,405
83,743	7.000%, 11/1/2017	89,134
588,249	7.000%, 11/1/2025	618,950
3,131	7.250%, 1/1/2005	3,178
4,771	7.250%, 11/1/2009	4,823
9,248	7.500%, 7/1/2007	9,570
83,519	7.500%, 3/1/2008	86,942
41,621	7.500%, 6/1/2008	43,637
9,226	7.500%, 11/1/2009	9,638
30,788	7.500%, 12/1/2010	32,164
12,020	7.500%, 3/1/2017	12,955
200,400	7.500%, 8/1/2017	217,434
2,285	8.000%, 5/1/2006	2,382
91,910	8.000%, 11/1/2006	97,080
2,523	8.000%, 3/1/2007	2,630
20,292	8.000%, 9/1/2007	21,434
192,280	8.000%, 11/1/2008	204,298
7,136	8.000%, 1/1/2010	7,538
24,006	8.000%, 12/1/2010	25,506
14,480	8.250%, 12/1/2007	15,410
22,656	8.250%, 5/1/2009	24,217
25,650	8.250%, 8/1/2009	27,417
41,426	8.500%, 7/1/2004	42,316
24,983	8.500%, 9/1/2009	26,631
523,928	8.500%, 8/1/2017	578,616
1,524	8.750%, 8/1/2008	1,627
2,512	9.000%, 9/1/2019	2,776

	Total	5,466,371

	Federal National Mortgage Association—7.0%
242,763	6.000%, 5/1/2009	254,751
20,048	6.000%, 1/1/2014	20,926
15,252	6.500%, 4/1/2004	15,574
1,411,139	7.000%, 5/1/2024	1,483,023
2,173,722	7.000%, 1/1/2025	2,302,102
3,924,832	7.000%, 2/1/2032	4,102,666
161,568	7.500%, 2/1/2014	168,485
67,199	8.000%, 1/1/2006	70,313
109,786	8.000%, 6/1/2008	115,687

VISION U.S. Government Securities Fund

Principal Amount		Value
Mortgage-Backed Securities—continued
	Federal National Mortgage Association—continued
$ 54,271	8.000%, 1/1/2010	$57,782
70,615	8.000%, 8/1/2021	77,036
47,126	8.250%, 7/1/2009	50,225
18,776	8.500%, 3/1/2012	20,149
13,687	9.000%, 10/1/2006	14,131
25,787	9.750%, 9/1/2017	28,821

	Total	8,781,671

	Government National Mortgage Association—5.9%
21,759	6.500%, 12/15/2003	21,910
585,503	7.000%, 5/15/2023	621,916
597,695	7.000%, 10/20/2023	632,248
2,057,916	7.000%, 9/15/2028	2,171,101
4,257	7.250%, 2/15/2005	4,381
8,630	7.250%, 3/15/2005	8,882
15,462	7.250%, 3/15/2005	15,914
31,853	7.250%, 5/15/2005	33,036
4,628	7.250%, 7/15/2005	4,799
2,924	7.250%, 10/15/2005	3,056
7,361	7.250%, 11/15/2005	7,634
17,247	7.250%, 4/15/2006	18,068
13,368	7.500%, 12/15/2005	13,977
27,534	7.500%, 4/15/2007	28,988
37,206	7.500%, 5/15/2007	39,314
16,159	7.500%, 6/15/2007	17,074
8,223	7.500%, 6/20/2007	8,906
8,428	8.000%, 6/15/2006	8,857
6,261	8.000%, 8/15/2006	6,631
14,767	8.000%, 9/15/2006	15,639
72,986	8.000%, 11/15/2006	77,297
331,981	8.000%, 9/15/2007	353,145
61,122	8.000%, 10/15/2007	65,840
41,252	8.000%, 12/15/2009	44,578
70,614	8.000%, 2/15/2010	76,749
50,558	8.000%, 12/15/2016	55,408
9,770	8.000%, 7/15/2024	10,597
33,808	8.250%, 6/15/2008	36,191
29,291	8.375%, 4/15/2010	31,817
188,029	8.500%, 9/15/2008	202,543
1,802,373	8.500%, 10/15/2008	1,924,592
85,344	8.500%, 10/20/2009	91,265
37,920	8.500%, 11/15/2017	42,269
27,034	9.000%, 10/15/2008	29,391
54,277	9.000%, 9/15/2016	60,706
89,724	9.000%, 11/15/2016	100,351
152,662	9.000%, 2/15/2017	171,220
Principal Amount or Shares		Value
Mortgage-Backed Securities—continued
	Government National Mortgage Association—continued
$ 194,513	9.000%, 4/20/2023	$213,598
53,080	9.000%, 10/20/2024	58,006

	Total	7,327,894

	Total Mortgage-Backed Securities (identified cost $21,044,414)	21,575,936

Long-Term Municipals—3.8%
1,073,721	Arkansas Development Finance Authority, 9.750%, 11/15/2005	1,179,096
1,375,000	Boston, MA, U.S. Government Guaranteed Notes, 6.930%, 8/1/2008	1,418,491
225,000	Chicago, IL, Public Building Commission, 7.000%, 1/1/2007	258,091
250,000	Connecticut Development Authority, 8.550%, 8/15/2008	273,877
265,000	Connecticut Municipal Electric Energy Cooperative, 5.700%, 1/1/2004	276,872
100,000	Greater Orlando (FL) Aviation Authority, 8.250%, 10/1/2004	111,572
185,000	Miami, FL, 8.650%, 7/1/2019	243,234
898,401	Tobacco Settlement Funding Corp., 6.360%, 5/15/2025	958,917

	Total Long-Term Municipals (identified cost $4,583,998)	4,720,150

U.S. Treasury Obligations—22.9%
	U.S. Treasury Bonds—13.3%
8,000,000	6.375%, 8/15/2027	9,373,040
6,000,000	13.750%, 8/15/2004	7,278,840

	Total	16,651,880

	U.S. Treasury Notes—9.6%
7,815,290	3.625%, 1/15/2008	8,471,852
3,000,000	6.500%, 2/15/2010	3,567,330

	Total	12,039,182

	Total U.S. Treasury Obligations (identified cost $27,884,749)	28,691,062

Mutual Funds—4.1%
5,080,852	SSGA Money Market Fund	5,080,852
183	SSGA US Government Money Market Fund	183

	Total Mutual Funds (at net asset value)	5,081,035

	Total Investments (identified cost $117,810,084)	$123,588,327

(See Notes to Portfolios of Investments)

VISION New York Tax-Free Money Market Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Principal Amount		Value
(4)Short-Term Municipals—99.7%
	New York—99.7%
$1,455,000	ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT), (Series 1999-2), Weekly VRDNs, (Metropolitan Transportation Authority, NY)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$1,455,000
1,864,000	Albany, NY, 2.50% BANs, 8/1/2003	1,876,344
2,195,000	Albany, NY, IDA, (Series 2002: Corning Preserve/Hudson Riverfront), Weekly VRDNs, (Albany Local Development Corp.)/(Key Bank, N.A. LOC)	2,195,000
4,720,000	Auburn, NY, 2.50% BANs, 6/13/2003	4,739,900
1,545,000	Beacon, NY, 2.50% BANs, 12/27/2002	1,546,512
2,000,000	Center Moriches, NY, Union Free School District, 2.50% TANs, 6/30/2003	2,011,771
1,850,000	Chautauqua County, NY, IDA, IDRB, Weekly VRDNs, (Belknap Business Forms)/(Key Bank, N.A. LOC)	1,850,000
1,961,000	Chenango Valley, NY, CSD, 2.375% BANs, 6/27/2003	1,969,475
2,750,000	Clinton County, NY, IDA, (Series 2002A), Weekly VRDNs, (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ)	2,750,000
2,000,000	Cornwall, NY, CSD, 2.250%, 10/17/2003	2,012,255
1,598,230	Dansville, NY, CSD, 2.50% BANs, 6/27/2003	1,604,876
1,850,000	Dutchess County, NY, IDA, (Series 1998A), Weekly VRDNs, (Marist College)/(Bank of New York LOC)	1,850,000
3,500,000	Dutchess County, NY, IDA, (Series 2002), Weekly VRDNs, (Trinity Pawling School Corp.)/(Allied Irish Banks PLC LOC)	3,500,000
335,000	East Rochester, NY, Housing Authority, (Series 2002), 3.00%, Bonds, (Jewish Home of Rochester)/(FHA INS), 2/15/2003	336,243
490,000	East Rochester, NY, Housing Authority, (Series 2002), 3.00%, Bonds, (Jewish Home of Rochester)/(FHA INS), 8/15/2003	494,943
1,515,000	Erie County, NY, IDA, (Series 1998), Weekly VRDNs, (B & G Properties LLC)/(HSBC Bank USA LOC)	1,515,000
1,835,000	Erie County, NY, IDA, Civic Facility Revenue Bonds, (Series 2002), Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC)	1,835,000
Principal Amount		Value
(4)Short-Term Municipals—continued
	New York—continued
$1,083,638	Galway, NY, CSD, 2.60% BANs, 6/17/2003	$1,087,950
1,509,700	Guilderland, NY, 2.75% BANs, 5/2/2003	1,514,857
2,475,000	Herkimer County, NY, IDA, Civic Facility Revenue Bonds, (Series 2000), Weekly VRDNs, (Templeton Foundation)/(Key Bank, N.A. LOC)	2,475,000
435,000	Heuvelton, NY, CSD, 2.875%, GO UT Bonds, (FGIC INS), 6/15/2003	437,588
1,825,000	Jamesville-Dewitt, NY, CSD, 2.50% BANs, 7/25/2003	1,836,771
1,843,000	Jordan-Elbridge, NY, CSD, (Series 2002), 2.375% BANs, 7/17/2003	1,850,868
1,500,000	Levittown Union Free School District, NY, 2.50% TANs, 6/26/2003	1,507,657
2,800,000	Long Island Power Authority, NY, (Series 1A), Weekly VRDNs, (Bayerische Hypotheken-und Vereinsbank AG LOC)	2,800,000
2,000,000	(2) Long Island Power Authority, NY, (PA-807R), 1.60% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/4/2003	2,000,000
1,200,000	Long Island Power Authority, NY, (Series 1B), Daily VRDNs, (Dexia Credit Local and State Street Bank and Trust Co. LOCs)	1,200,000
600,000	Long Island Power Authority, NY, (Series 3A), Weekly VRDNs, (JPMorgan Chase Bank LOC)	600,000
1,375,000	Long Island Power Authority, NY, Floater Certificates, (Series 1998-66), Weekly VRDNs, (MBIA INS)/(Morgan Stanley LIQ)	1,375,000
4,500,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds, (Series 2002B), Weekly VRDNs, (FSA INS)/(Dexia Credit Local LIQ)	4,500,000
8,300,000	Metropolitan Transportation Authority, NY, MERLOTS, (Series 1997C), Weekly VRDNs, (FGIC INS)/(Wachovia Bank N.A. LIQ)	8,300,000
1,430,000	Metropolitan Transportation Authority, NY, Trust Receipts, (Series 1997 FR/RI-9), Weekly VRDNs, (FGIC INS)/(Bank of New York LIQ)	1,430,000
250,000	Morrisville-Eaton, NY, CSD, (Series 2002-B), 2.25% GO Bonds, (FGIC INS), 6/15/2003	250,380
2,500,000	Morrisville-Eaton, NY, CSD, 2.50% RANs, 6/27/2003	2,509,595
2,450,000	Nassau County, NY, Interim Finance Authority, (Series 2001B-2), 2.50% BANs, 12/5/2002	2,452,080

VISION New York Tax-Free Money Market Fund

Principal Amount		Value
(4)Short-Term Municipals—continued
	New York—continued
$5,900,000	New York City, NY, IDA, Civic Facility Revenue Bonds, (Series 2000), Weekly VRDNs, (Columbia Grammar & Preparatory School)/(Allied Irish Banks PLC LOC)	$5,900,000
2,200,000	New York City, NY, (1994 Series C), Daily VRDNs, (JPMorgan Chase Bank LOC)	2,200,000
6,025,000	New York City, NY, (1995 Series F-4), Weekly VRDNs, (Landesbank Hessen-Thueringen, Frankfurt LOC)	6,025,000
6,700,000	New York City, NY, (PA-156), Weekly VRDNs, (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	6,700,000
3,600,000	New York City, NY, IDA, (Series 2000), Weekly VRDNs, (National Center on Addiction and Substance Abuse at Columbia University)/(JPMorgan Chase Bank LOC)	3,600,000
1,700,000	New York City, NY, IDA, (Series 2001), Weekly VRDNs, (Federation of Protestant Welfare Agencies, Inc.)/(Allied Irish Banks PLC LOC)	1,700,000
2,100,000	New York City, NY, IDA, Revenue Bonds, Weekly VRDNs, (Children’s Oncology Society)/(Bank of New York LOC)	2,100,000
1,400,000	New York City, NY, Municipal Water Finance Authority, Trust Receipts, (Series 1997 FR/RI-6), Weekly VRDNs, (MBIA INS)/(Bank of New York LIQ)	1,400,000
7,800,000	New York City, NY, Transitional Finance Authority, (1999 Subseries A-1), Weekly VRDNs, (Commerzbank AG, Frankfurt LIQ)	7,800,000
1,500,000	New York City, NY, Transitional Finance Authority, (1999 Subseries A-1), Weekly VRDNs, (JPMorgan Chase Bank LIQ)	1,500,000
3,400,000	New York City, NY, Transitional Finance Authority, MERLOTS, (Series 2002-A40), Weekly VRDNs, (MBIA INS)/(Wachovia Bank N.A. LIQ)	3,400,000
3,805,000	New York City, NY, Trust For Cultural Resources, (Series 2000), Weekly VRDNs, (Manhattan School of Music)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ)	3,805,000
3,695,000	New York State Dormitory Authority, (Series 2000), Weekly VRDNs, (Glen Eddy, Inc.)/(Fleet National Bank LOC)	3,695,000
2,990,000	New York State Dormitory Authority, MERLOTS, (Series 2001-A30), Weekly VRDNs, (AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,990,000
Principal Amount		Value
(4)Short-Term Municipals—continued
	New York—continued
$1,860,000	New York State Dormitory Authority, (Series 1993PA-60), Weekly VRDNs, (Rochester General Hospital)/(FHA INS)/(Merrill Lynch & Co., Inc. LIQ)	$1,860,000
2,000,000	New York State HFA, (Series 2000A), Weekly VRDNs, (1501 Associates)/(FNMA LOC)	2,000,000
2,900,000	New York State HFA, Service Contract Obligation Revenue Bonds, (2001 Series A), Weekly VRDNs, (Landesbank Hessen-Thueringen, Frankfurt LOC)	2,900,000
3,369,000	New York State HFA, Weekly VRDNs, (Special Surgery Hospital)/(JPMorgan Chase Bank LOC)	3,369,000
2,200,000	New York State Local Government Assistance Corp., (Series 1995B), Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC)	2,200,000
1,100,000	New York State Local Government Assistance Corp., Class A Certificates, (Series 2002-203), Weekly VRDNs, (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	1,100,000
200,000	New York State Medical Care Facilities Finance Agency, Weekly, VRDNs, (Pooled Loan Program)/(JPMorgan Chase Bank LOC)	200,000
1,500,000	New York State Mortgage Agency, (PA-406), Weekly VRDNs, (Merrill Lynch & Co., Inc. LIQ)	1,500,000
2,000,000	New York State Mortgage Agency, (PA-422), Weekly VRDNs, (Merrill Lynch & Co., Inc. LIQ)	2,000,000
2,530,000	New York State Thruway Authority, (PA-172), Weekly VRDNs, (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,530,000
4,000,000	New York State Thruway Authority, (PA-532), Weekly VRDNs, (Merrill Lynch & Co., Inc. LIQ)	4,000,000
3,700,000	Niagara County, NY, IDA, (Series 2001B), Weekly VRDNs, (Niagara University)/(Radian Asset Assurance INS)/(HSBC Bank USA LIQ)	3,700,000
2,853,000	Onondaga County, NY, IDA, (Series 1999A), Weekly VRDNs, (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC)	2,853,000
4,000,000	Port Authority of New York and New Jersey, Port Authority Equipment Note Agreement, (Series 2002-2), Weekly VRDNs	4,000,000
1,500,000	Riverhead, NY, IDA, IDRB, (Series 1998), Weekly VRDNs, (Altaire Pharmaceuticals, Inc.)/(Mellon Bank NA, Pittsburgh LOC)	1,500,000

VISION New York Tax-Free Money Market Fund

Principal Amount		Value
(4)Short-Term Municipals—continued
	New York—continued
$2,200,000	Seneca County, NY, IDA, (Series 2000), Weekly VRDNs, (Kidspeace National Centers of New York, Inc.)/(Key Bank, N.A. LOC)	$2,200,000
2,400,000	Seneca Falls, NY, CSD, 2.50% RANs, 6/18/2003	2,408,568
5,750,000	St. Lawrence County, NY, IDA, (Series 1998A), Weekly VRDNs, (Alcoa, Inc.)	5,750,000
2,915,000	Suffolk County, NY, IDA, (Series 1997B), Weekly VRDNs, (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)	2,915,000
3,000,000	(2)Triborough Bridge & Tunnel Authority, NY, Trust Receipt, (Series 2000 FR/RI-N16), 1.40% TOBs (Bank of New York LIQ), Optional Tender 11/13/2002	3,000,000
9,000,000	Triborough Bridge & Tunnel Authority, NY, Trust Receipt, (Series 2000 FR/RI-N17), Weekly VRDNs, (Bank of New York LIQ)	9,000,000
Principal Amount		Value
(4)Short-Term Municipals—continued
	New York—continued
$9,600,000	VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs, (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(JPMorgan Chase Bank LIQ)	$9,600,000
1,100,000	Washington County, NY, 2.00% BANs, 8/22/2003	1,104,362
3,150,000	Watkins Glen, NY, CSD, (2002 Series B), 2.50% BANs, 6/17/2003	3,161,574
1,619,355	Yonkers, NY, IDA, Civic Facility Revenue Bonds, (Series 1994), Weekly VRDNs, (Consumers Union Facility)/(AMBAC INS)/(Dexia Credit Local LIQ)	1,619,355
210,000	Yorkshire-Pioneer, NY, CSD, 3.00% Bonds (FGIC INS), 6/15/2003	211,409

	Total Investments (at amortized cost)	$201,167,333

(See Notes to Portfolios of Investments)

VISION Money Market Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Principal Amount		Value
(3)Corporate Obligations—51.0%
	Asset-Backed—10.3%
$65,000,000	Apreco, Inc., 1.763%, 11/19/2002	$64,942,800
45,000,000	Asset Securitization Cooperative Corp., 1.752%, 11/8/2002	44,984,688
45,000,000	CIESCO LP, 1.714%, 11/21/2002	44,957,250

	Total	154,884,738

	Banking—3.3%
50,000,000	Wells Fargo & Co., 1.745%, 11/1/2002	50,000,000

	Diversified—5.0%
75,000,000	General Electric Capital Corp., 1.764%—2.075%, 11/25/2002 - 2/19/2003	74,698,472

	Financial Retail—4.0%
60,000,000	American Express Credit Corp., 1.677%, 11/13/2002	59,966,600

	Financial Services—5.0%
75,000,000	Citicorp, 1.756%—1.781%, 11/4/2002 - 11/12/2002	74,969,312

	Food & Beverage—4.6%
70,000,000	Nestle Capital Corp., 1.700%— 1.750%, 11/26/2002 - 1/13/2003	69,859,444

	Insurance—11.6%
50,000,000	AIG Funding, Inc., 1.863%, 3/10/2003	49,670,333
50,000,000	American General Finance Corp., 1.746%, 1/6/2003	49,840,500
25,000,000	Prudential Funding Corp., 1.744%, 12/2/2002	24,962,542
50,000,000	Transamerica Finance Corp., 1.775%, 11/14/2002	49,968,042

	Total	174,441,417

	Media—4.6%
70,000,000	Gannett Co., Inc., 1.742%, 11/15/2002	69,952,633

	Pharmaceutical—2.6%
40,000,000	Abbott Laboratories, 1.726%, 11/5/2002	39,992,356

	Total Corporate Obligations	768,764,972

Principal Amount		Value
(3)U.S. Government Agencies—39.4%
	Federal Home Loan Mortgage Corporation—4.0%
$60,000,000	1.750%, 12/30/2002	$59,827,917

	Federal National Mortgage Association—32.4%
50,000,000	1.505%, 5/2/2003	49,619,569
45,000,000	1.565%, 4/9/2003	44,688,956
74,000,000	1.620%, 2/5/2003	73,680,320
100,000,000	1.675%, 4/16/2003	99,227,639
50,000,000	1.700%, 12/4/2002	49,922,083
50,000,000	1.700%, 12/20/2002	49,884,306
45,000,000	1.700%, 1/15/2003	44,840,625
50,000,000	1.900%, 11/27/2002	49,931,389
27,000,000	2.370%, 12/13/2002	26,925,345

	Total	488,720,232

	Student Loan Marketing Association—3.0%
45,000,000	1.638%, 3/21/2003	44,996,548

	Total Government Agencies	593,544,697

(6)Note-Variable—5.0%
75,000,000	Morgan Stanley, 1.925%, 11/1/2002	75,000,000

Repurchase Agreement—4.7%
71,079,000	Repurchase agreement with State Street Corp., dated 10/31/2002, due 11/1/2002 at 1.840%, collateralized by U.S. Treasury Notes, due 3/31/2004 (repurchase proceeds $71,082,633) (cost of $71,079,000)	71,079,000

	Total Investments (at amortized cost)	$1,508,388,669

(See Notes to Portfolios of Investments)

VISION Treasury Money Market Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Principal Amount		Value
U.S. Treasury Obligations—58.6%
	U.S Treasury Bills—56.3%
$380,000,000	United States Treasury Bills, 1.560%—1.705%, 11/7/2002 - 3/20/2003	$378,788,626
	U.S Treasury Notes—2.3%
15,000,000	United States Treasury Note, 4.250%, 3/31/2003	15,124,447

	Total U.S. Treasury Obligations	393,913,073

Repurchase Agreements—41.5%
160,000,000	Repurchase agreement with Goldman Sachs & Co., dated 10/31/2002 due 11/1/2002 at 1.840%, collateralized by U.S. Treasury Bills due on 2/13/2003 (repurchase proceeds $160,008,178) (cost of $160,000,000)	160,000,000
Principal Amount		Value
Repurchase Agreements—continued
$118,995,000	Repurchase agreement with State Street Corp., dated 10/31/2002 due 11/1/2002 at 1.840%, collateralized by U.S. Treasury Notes due on 3/31/2004 (repurchase proceeds $119,001,082) (cost of $118,995,000)	$118,995,000

	Total Repurchase Agreements	278,995,000

	Total Investments (at amortized cost)	$672,908,073

(See Notes to Portfolios of Investments)

Notes to Portfolios of Investments

The categories of investments are shown as a percentage of net assets at October 31, 2002.

(1)	Non-income producing security.
(2)
Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund’s Board of Directors. At October 31, 2002, these securities amounted to $1,068,930 and $5,000,000 which represent 0.9% and 2.5% of net assets for the U.S. Government Securities Fund and New York Tax-Free Money Market Fund, respectively.

(3)	Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.
(4)
At October 31, 2002, 6.9%, 12.7% and 8.0% of the total investments at market value were subject to alternative minimum tax for New York Municipal Income Fund, Pennsylvania Municipal Income Fund and New York Tax-Free Money Market Fund, respectively.

(5)	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(6)	Denotes variable rate securities with current rate and next demand date.

The following acronyms are used throughout this report:

ADR—American Depositary Receipt	IDRB—Industrial Development Revenue Bond
AMBAC—American Municipal Bond Assurance Corporation	INS—Insured
AMT—Alternative Minimum Tax	LIQ—Liquidity Agreement
BANs—Bond Anticipation Notes	LOC(s)—Letter(s) of Credit
COL—Collateralized	MBIA—Municipal Bond Insurance Association
CSD—Central School District	MERLOTS—Municipal Exempt Receipts—Liquidity Optional
FGIC—Financial Guaranty Insurance Corporation	Tender Series
FHA—Federal Housing Administration	MTN—Medium Term Note
FHA/VA—Federal Housing Administration/Veterans Administration	PCA—Pollution Control Authority
FHLMC—Federal Home Loan Mortgage Corporation	PCRB—Pollution Control Revenue Bonds
FNMA—Federal National Mortgage Association	RANs—Revenue Anticipation Notes
FSA—Financial Security Assurance	REMIC—Real Estate Mortgage Investment Conduit
GNMA—Government National Mortgage Association	TANs—Tax Anticipation Notes
GO—General Obligation	TOBs—Tender Option Bonds
HFA—Housing Finance Agency	UT—Unlimited Tax
IDA—Industrial Development Authority	VRDNs—Variable Rate Demand Notes

VISION Fund	Cost of Investments for Federal Tax Purposes		Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets
International Equity Fund	$45,062,842		$(4,446,484)	$2,080,105	$6,526,589	$41,749,147
Small Cap Stock Fund	94,253,226		(768,399)	13,555,698	14,324,097	92,336,778
Mid Cap Stock Fund	101,077,720		414,059	10,276,063	9,862,004	101,576,800
Large Cap Growth Fund	15,065,079		(826,460)	509,624	1,336,084	14,651,459
Large Cap Core Fund	111,007,114		(9,767,920)	10,903,126	20,671,046	100,820,360
Large Cap Value Fund	46,190,576		(7,357,114)	960,040	8,317,154	38,701,664
Managed Allocation Fund—Aggressive Growth	6,805,123		(1,157,071)	8,913	1,165,984	5,686,977
Managed Allocation Fund—Moderate Growth	12,120,314		(1,183,103)	82,008	1,265,111	11,040,189
Managed Allocation Fund—Conservative Growth	4,334,386		(122,208)	42,932	165,140	4,261,791
New York Municipal Income Fund	78,742,389		3,602,812	3,717,211	114,399	83,547,468
Pennsylvania Municipal Income Fund	79,942,594		5,265,109	5,307,656	42,547	86,090,485
Intermediate Term Bond Fund	151,162,028		6,539,518	6,611,648	72,130	153,869,395
U.S. Government Securities Fund	117,810,084		5,778,243	6,575,315	797,072	124,991,632
New York Tax-Free Money Market Fund	201,167,333	*	—	—	—	201,855,941
Money Market Fund	1,508,388,669	*	—	—	—	1,507,041,014
Treasury Money Market Fund	672,908,073	*	—	—	—	672,294,503

* at amortized cost

(See Notes which are an integral part of the Financial Statements)

VISION Group of Funds
Statements of Assets and Liabilities
October 31, 2002 (unaudited)

	International Equity Fund	Small Cap Stock Fund	Mid Cap Stock Fund
Assets:

Investments in securities, at value	$40,616,358	$93,484,827	$101,491,779

Cash	—	71,889	—

Cash denominated in foreign currencies (identified cost $860,987)	871,182	—	—

Income receivable	135,691	89,359	62,882

Net receivable for foreign currency exchange contracts	43,412	—	—

Prepaid expenses	—	—	7,139

Receivable for shares sold	1,789	11,337	15,000

Receivable for investments sold	664,714	792,913	—

Total assets	42,333,146	94,450,325	101,576,800

Liabilities:

Payable for investments purchased	581,380	2,103,167	—

Payable for shares redeemed	—	16	—

Accrued expenses	2,619	10,364	—

Total liabilities	583,999	2,113,547	—

Net Assets	$41,749,147	$92,336,778	$101,576,800

Net Assets Consist of:

Paid in capital	$53,512,833	$73,735,472	$110,924,887

Net unrealized appreciation (depreciation) of investments and translation of assets & liabilities in foreign currency	(4,385,318)	(768,399)	414,059

Accumulated net realized gain (loss) on investments and foreign currency transactions	(7,769,026)	19,513,087	(9,755,390)

Accumulated undistributed (distributions in excess of) net investment income	390,658	(143,382)	(6,756)

Total Net Assets	$41,749,147	$92,336,778	$101,576,800

(See Notes which are an integral part of the Financial Statements)

Large Cap Growth Fund	Large Cap Core Fund	Large Cap Value Fund	Managed Allocation Fund—Aggressive Growth	Managed Allocation Fund—Moderate Growth

$14,238,619	$101,239,194	$38,833,462	$5,648,052	$10,937,211
—	—	—	6	—
—	—	—	—	—
20,216	125,365	75,803	1,825	15,401
—	—	—	—	—
6,291	—	5,230	26,535	10,749
20,250	204	—	10,559	76,828
366,233	—	—	—	—

14,651,609	101,364,763	38,914,495	5,686,977	11,040,189

—	520,785	212,153	—	—
150	10,538	678	—	—
—	13,080	—	—	—

150	544,403	212,831	—	—

$14,651,459	$100,820,360	$38,701,664	$5,686,977	$11,040,189

$20,066,454	$99,754,328	$50,618,799	$6,932,005	$12,304,270

(826,460)	(9,767,920)	(7,357,114)	(1,157,071)	(1,183,103)
(4,583,057)	10,698,914	(4,605,867)	(76,084)	(73,976)
(5,478)	135,038	45,846	(11,873)	(7,002)

$14,651,459	$100,820,360	$38,701,664	$5,686,977	$11,040,189

VISION Group of Funds
Statements of Assets and Liabilities—Continued
October 31, 2002 (unaudited)

Total Net Assets—Continued	International Equity Fund		Small Cap Stock Fund		Mid Cap Stock Fund
Class A Shares	$41,697,028		$91,908,360		$99,862,681

Class B Shares	$52,119		$428,418		$1,714,119

Shares Outstanding:

Class A Shares	5,581,769		11,108,085		8,380,492

Class B Shares	7,052		52,459		147,092

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value Per Share

Class A Shares	$7.47		$8.27		$11.92

Class B Shares	$7.39		$8.17		$11.65

Offering Price Per Share*

Class A Shares	$7.90	**	$8.75	**	$12.61	**

Class B Shares	$7.39		$8.17		$11.65

Redemption Proceeds Per Share*

Class A Shares	$7.47		$8.27		$11.92

Class B Shares	7.02	***	7.76	***	11.07	***

Investments, at identified cost	$45,062,842		$94,253,226		$101,077,720

*See “What Do Shares Cost?” in the Prospectus.
**Computation of offering price per share 100/94.5 of net asset value.
***Computation of redemption proceeds per share 95/100 of net asset value.
****Computationof offering price per share 100/95 of net asset value.
*****Computation of offering price per share 100/95.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Large Cap Growth Fund		Large Cap Core Fund		Large Cap Value Fund		Managed Allocation Fund— Aggressive Growth		Managed Allocation Fund— Moderate Growth
$13,584,821		$100,441,891		$38,256,363		$4,715,569		$8,789,932

$1,066,638		$378,469		$445,301		$971,408		$2,250,257

2,071,587		16,277,421		4,826,830		602,065		1,018,904

166,545		62,187		56,791		124,547		261,346

$6.56		$6.17		$7.93		$7.83		$8.63

$6.40		$6.09		$7.84		$7.80		$8.61

6.94	**	6.53	**	8.39	**	8.24	****	9.04	*****

$6.40		$6.09		$7.84		$7.80		$8.61

$6.56		$6.17		$7.93		$7.83		$8.63

6.08	***	5.79	***	7.45	***	7.41	***	8.18	***

$15,065,079		$111,007,114		$46,190,576		$6,805,123		$12,120,314

VISION Group of Funds
Statements of Assets and Liabilities—Continued
October 31, 2002 (unaudited)

	Managed Allocation Fund—Conservative Growth	New York Municipal Income Fund	Pennsylvania Municipal Income Fund
Assets:

Investments in securities, at value	$4,212,178	$82,345,201	$85,207,703

Investments in repurchase agreements, at amortized cost	—	—	—

Total investments	4,212,178	82,345,201	85,207,703

Cash	—	107,541	—

Income receivable	11,258	1,264,805	1,028,827

Prepaid expenses	21,875	—	—

Receivable for shares sold	16,870	102,270	102,002

Receivable for investments sold	—	—	—

Total assets	4,262,181	83,819,817	86,338,532

Liabilities:

Income distribution payable	—	265,870	237,755

Payable for investments purchased	—	—	—

Payable for shares redeemed	390	500	—

Accrued expenses	—	5,979	10,292

Total liabilities	390	272,349	248,047

Net Assets	$4,261,791	$83,547,468	$86,090,485

Net Assets Consist of:

Paid in capital	$4,408,793	$79,853,848	$84,018,645

Net unrealized appreciation (depreciation) of investments	(122,208)	3,602,812	5,265,109

Accumulated net realized gain (loss) on investments	(23,926)	98,727	(3,195,656)

Accumulated undistributed (distributions in excess of) net investment income	(868)	(7,919)	2,387

Total Net Assets	$4,261,791	$83,547,468	$86,090,485

(See Notes which are an integral part of the Financial Statements)

Intermediate Term Bond Fund	U.S. Government Securities Fund	New York Tax-Free Money Market Fund	Money Market Fund	Treasury Money Market Fund

$157,701,546	$123,588,327	$201,167,333	$1,437,309,669	$393,913,073
—	—	—	71,079,000	278,995,000

157,701,546	123,588,327	201,167,333	1,508,388,669	672,908,073
—	—	97,707	58	797
1,695,186	1,891,623	804,812	206,158	70,304
—	—	—	—	—
14,322	64,576	—	—	—
852,677	—	—	—	—

160,263,731	125,544,526	202,069,852	1,508,594,885	672,979,174

648,186	532,152	187,473	1,333,394	631,455
5,717,584	—	—	—	—
—	—	—	—	—
28,566	20,742	26,438	220,477	53,216

6,394,336	552,894	213,911	1,553,871	684,671

$153,869,395	$124,991,632	$201,855,941	$1,507,041,014	$672,294,503

$165,735,462	$120,854,673	$201,855,977	$1,507,071,801	$672,307,746
6,539,518	5,778,243	—	—	—
(18,185,106)	(1,092,791)	230	14,756	195
(220,479)	(548,493)	(266)	(45,543)	(13,438)

$153,869,395	$124,991,632	$201,855,941	$1,507,041,014	$672,294,503

VISION Group of Funds
Statements of Assets and Liabilities—Continued
October 31, 2002 (unaudited)

Total Net Assets—Continued	Managed Allocation Fund—Conservative Growth		New York Municipal Income Fund		Pennsylvania Municipal Income Fund
Class A Shares	$3,269,867		$83,547,468		$86,090,485

Class B Shares	$991,924		—		—

Class S Shares	—		—		—

Institutional Shares	—		—		—

Shares Outstanding:

Class A Shares	348,557		7,840,380		8,225,519

Class B Shares	105,987		—		—

Class S Shares	—		—		—

Institutional Shares	—		—		—

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value Per Share

Class A Shares	$9.38		$10.66		$10.47

Class B Shares	$9.36		—		—

Class S Shares	—		—		—

Institutional Shares	—		—		—

Offering Price Per Share*

Class A Shares	$9.77	**	$11.16	***	$10.96	***

Class B Shares	$9.36		—		—

Redemption Proceeds Per Share*

Class A Shares	$9.38		$10.66		$10.47

Class B Shares	$8.89	****	—		—

Investments, at identified cost	$4,334,386		$78,742,389		$79,942,594

*See "What Do Shares Cost?" in the Prospectus.
**Computation of offering price per share 100/96 of net asset value.
***Computation of offering price per share 100/95.5 of net asset value.
****Computation of redemption price per share 95/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Intermediate Term Bond Fund	U.S. Government Securities Fund		New York Tax-Free Money Market Fund	Money Market Fund	Treasury Money Market Fund
$153,869,395	$124,991,632		$201,855,941	$1,404,169,449	$646,454,161

—	—		—	—	—

—	—		—	$100,429,298	$25,840,342

—	—		—	$2,442,267	—

15,815,969	12,766,300		201,855,977	1,404,395,307	646,585,193

—	—		—	—	—

—	—		—	100,233,950	25,722,553

—	—		—	2,442,544	—

$9.73	$9.79		$1.00	$1.00	$1.00

—	—		—	—	—

—	—		—	$1.00	$1.00

—	—		—	$1.00	—

$10.19 ***	$10.25	***	—	—	—

—	—		—	—	—

$9.73	$9.79		—	—	—

—	—		—	—	—

$151,162,028	$117,810,084		$201,167,333	$1,508,388,669	$672,908,073

VISION Group of Funds
Statements of Operations
Six Months Ended October 31, 2002 (unaudited)

	International Equity Fund	Small Cap Stock Fund	Mid Cap Stock Fund
Investment Income:

Dividends	$513,246 (a)	$454,654	$658,897 (b)

Interest	10,782	28,041	17,429

Total investment income	524,028	482,695	676,326

Expenses:

Investment adviser fee	215,543	419,009	465,992

Administrative personnel and services fee	18,547	42,411	47,170

Custodian fees	49,591	2,465	2,741

Transfer and dividend disbursing agent fees and expenses	16,741	36,145	78,064

Directors’ fees	415	1,341	1,145

Auditing fees	1,383	4,837	3,569

Legal fees	386	943	409

Portfolio accounting fees	9,700	22,183	24,670

Distribution services fee—Class B Shares	204	1,514	6,990

Shareholder services fee—Class A Shares	53,818	122,733	134,727

Shareholder services fee—Class B Shares	68	505	2,330

Share registration costs	10,198	11,663	10,906

Printing and postage	2,565	7,133	8,680

Insurance premiums	462	608	600

Miscellaneous	2,144	1,680	2,770

Total expenses	381,765	675,170	790,763

Waivers and Reimbursement:

Waiver of investment adviser fee	(21,554)	—	—

Waiver of shareholder services fee—Class A Shares	(32,291)	(49,093)	(107,781)

Reimbursement of other operating expenses	—	—	—

Total waivers and reimbursement	(53,845)	(49,093)	(107,781)

Net expenses	327,920	626,077	682,982

Net investment income (net operating loss)	196,108	(143,382)	(6,656)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:

Net realized gain (loss) on investments and foreign currency transactions	(1,449,289)	591,213	(3,813,229)

Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(6,375,620)	(24,197,611)	(17,398,002)

Net realized and unrealized loss on investments and foreign currency transactions	(7,824,909)	(23,606,398)	(21,211,231)

Change in net assets resulting from operations	$(7,628,801)	$(23,749,780)	$(21,217,887)

(a)	Includes dividend tax withheld expense of $54,453.
(b)	Includes dividend tax withheld expense of $3,062.

(See Notes which are an integral part of the Financial Statements)

Large Cap Growth Fund	Large Cap Core Fund	Large Cap Value Fund	Managed Allocation Fund— Aggressive Growth	Managed Allocation Fund— Moderate Growth

$89,334	$830,500	$387,155	$14,952	$93,726
4,627	15,086	10,894	1,466	4,836

93,961	845,586	398,049	16,418	98,562

63,168	474,027	138,410	6,449	12,312
6,395	47,979	17,013	2,220	4,239
372	2,788	989	129	246
16,005	41,689	37,818	16,981	21,526
178	1,120	482	55	100
535	3,188	1,313	210	356
167	1,772	370	62	238
3,344	25,096	8,898	1,161	2,216
4,024	1,443	1,943	1,873	4,910
17,237	138,939	—	—	—
1,342	481	648	624	1,636
10,876	10,660	10,849	11,219	11,685
1,336	6,786	2,951	562	889
517	665	482	448	472
1,431	2,005	1,082	2,398	7,281

126,927	758,638	223,248	44,391	68,106

(17,835)	—	—	(6,449)	(12,312)
(9,653)	(55,576)	—	—	—
—	—	—	(9,651)	—

(27,488)	(55,576)	—	(16,100)	(12,312)

99,439	703,062	223,248	28,291	55,794

(5,478)	142,524	174,801	(11,873)	42,768

(1,975,944)	(5,449,633)	(4,532,436)	(94,249)	(74,881)

(836,775)	(25,888,920)	(5,594,305)	(859,499)	(1,033,777)

(2,812,719)	(31,338,553)	(10,126,741)	(953,748)	(1,108,658)

$(2,818,197)	$(31,196,029)	$(9,951,940)	$(965,621)	$(1,065,890)

VISION Group of Funds
Statements of Operations—Continued
Six Months Ended October 31, 2002 (unaudited)

	Managed Allocation Fund—Conservative Growth	New York Municipal Income Fund	Pennsylvania Municipal Income Fund
Investment Income:

Dividends	$59,166	$—	$—

Interest	2,431	1,958,909	1,881,558

Total investment income	61,597	1,958,909	1,881,558

Expenses:

Investment adviser fee	4,415	292,071	302,847

Administrative personnel and services fee	1,520	35,912	37,235

Custodian fees	88	2,086	2,163

Transfer and dividend disbursing agent fees and expenses	12,063	29,526	17,129

Directors’ fees	38	982	1,017

Auditing fees	126	2,256	2,704

Legal fees	61	338	151

Portfolio accounting fees	795	18,776	19,469

Distribution services fee—Class B Shares	1,717	—	—

Distribution services fee—Class S Shares	—	—	—

Shareholder services fee—Class A Shares	—	—	108,159

Shareholder services fee—Class B Shares	572	—	—

Shareholder services fee—Class S Shares	—	—	—

Shareholder services fee—Institutional Shares	—	—	—

Share registration costs	12,160	7,137	7,268

Printing and postage	302	5,371	5,476

Insurance premiums	486	584	606

Miscellaneous	2,346	1,144	2,812

Total expenses	36,689	396,183	507,036

Waivers and Reimbursement:

Waiver of investment adviser fee	(4,415)	(37,552)	(25,958)

Waiver of shareholder services fee—Class A Shares	—	—	(43,264)

Waiver of shareholder services fee—Institutional Shares	—	—	—

Reimbursement of other operating expenses	(12,324)	—	—

Total waivers and reimbursement	(16,739)	(37,552)	(69,222)

Net expenses	19,950	358,631	437,814

Net investment income	41,647	1,600,278	1,443,744

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	(24,234)	204,230	396,340

Net change in unrealized appreciation (depreciation) of investments	(94,344)	1,636,156	1,926,092

Net realized and unrealized gain (loss) on investments	(118,578)	1,840,386	2,322,432

Change in net assets resulting from operations	$(76,931)	$3,440,664	$3,766,176

(See Notes which are an integral part of the Financial Statements)

Intermediate Term Bond Fund	U.S. Government Securities Fund	New York Tax-Free Money Market Fund	Money Market Fund	Treasury Money Market Fund

$—	$—	$—	$—	$—
4,392,924	3,470,495	1,587,338	14,195,118	6,553,048

4,392,924	3,470,495	1,587,338	14,195,118	6,553,048

550,720	434,193	498,940	3,908,423	1,897,045
67,707	53,388	85,885	672,670	326,403
3,934	3,101	4,989	23,701	13,630
35,885	51,142	34,534	324,537	120,211
2,161	1,304	2,401	13,694	9,425
4,505	3,143	5,762	50,354	25,345
1,100	334	1,049	12,487	5,464
35,404	27,912	44,905	351,758	170,734
—	—	—	—	—
—	—	—	129,418	32,661
196,686	—	—	1,821,399	—
—	—	—	—	—
—	—	—	129,418	—
—	—	—	3,395	—
6,964	6,838	7,662	16,791	14,389
11,048	8,146	9,597	112,771	43,002
795	651	4,140	3,908	1,897
2,396	1,234	2,308	4,294	16,079

919,305	591,386	702,172	7,579,018	2,676,285

(180,951)	—	(89,809)	(1,563,369)	(341,468)
(118,012)	—	—	(364,280)	—
—	—	—	(2,037)	—

—	—	—	—	—

(298,963)	—	(89,809)	(1,929,686)	(341,468)

620,342	591,386	612,363	5,649,332	2,334,817

3,772,582	2,879,109	974,975	8,545,786	4,218,231

475,830	775,031	230	—	195

3,500,212	3,458,554	—	—	—

3,976,042	4,233,585	230	—	195

$7,748,624	$7,112,694	$975,205	$8,545,786	$4,218,426

VISION Group of Funds
Statements of Changes in Net Assets

	International Equity Fund		Small Cap Stock Fund
	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002
Increase (Decrease) in Net Assets:

Operations:

Net investment income (net operating loss)	$196,108	$233,622	$(143,382)	$(621,074)

Net realized gain (loss) on investments and foreign currency transactions	(1,449,289)	(3,512,938)	591,213	19,347,122

Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(6,375,620)	1,996,503	(24,197,611)	(9,189,552)

Change in net assets resulting from operations	(7,628,801)	(1,282,813)	(23,749,780)	9,536,496

Distributions to Shareholders:

Distributions from net investment income

Class A Shares	—	(814,278)	—	—

Class B Shares	—	(545)	—	—

Distributions from net realized gain on investments and foreign currency transactions

Class A Shares	—	—	—	(3,692,802)

Class B Shares	—	—	—	(4,909)

Change in net assets resulting from distributions to shareholders	—	(814,823)	—	(3,697,711)

Share Transactions:

Proceeds from sales of shares	6,235,661	20,271,728	8,719,754	20,764,887

Net asset value of shares issued to shareholders in payment of distributions declared	—	324,947	—	3,355,762

Cost of shares redeemed	(2,668,482)	(7,609,378)	(8,031,412)	(28,094,868)

Change in net assets resulting from share transactions	3,567,179	12,987,297	688,342	(3,974,219)

Change in net assets	(4,061,622)	10,889,661	(23,061,438)	1,864,566

Net Assets:

Beginning of period	45,810,769	34,921,108	115,398,216	113,533,650

End of period	$41,749,147	$45,810,769	$92,336,778	$115,398,216

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$390,658	$194,550	$(143,382)	$—

(See Notes which are an integral part of the Financial Statements)

Mid Cap Stock Fund		Large Cap Growth Fund		Large Cap Core Fund
Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002

$(6,656)	$(311,349)	$(5,478)	$(160)	$142,524	$297,158
(3,813,229)	(1,957,105)	(1,975,944)	(1,191,932)	(5,449,633)	22,419,942

(17,398,002)	1,521,154	(836,775)	75,012	(25,888,920)	(52,761,839)

(21,217,887)	(747,300)	(2,818,197)	(1,117,080)	(31,196,029)	(30,044,739)

—	—	—	—	(301,466)	—
—	—	—	—	—	—

—	—	—	—	—	(12,319,742)
—	—	—	—	—	(18,951)

—	—	—	—	(301,466)	(12,338,693)

12,694,420	21,075,801	2,381,420	6,461,101	16,343,324	34,572,346

—	—	—	—	93,097	11,352,830
(11,357,918)	(19,643,773)	(1,442,162)	(1,383,216)	(13,989,854)	(75,355,483)

1,336,502	1,432,028	939,258	5,077,885	2,446,567	(29,430,307)

(19,881,385)	684,728	(1,878,939)	3,960,805	(29,050,928)	(71,813,739)

121,458,185	120,773,457	16,530,398	12,569,593	129,871,288	201,685,027

$101,576,800	$121,458,185	$14,651,459	$16,530,398	$100,820,360	$129,871,288

$(6,756)	$(100)	$(5,478)	$—	$135,038	$293,980

VISION Group of Funds
Statements of Changes in Net Assets—Continued

	Large Cap Value Fund		Managed Allocation Fund— Aggressive Growth
	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002
Increase (Decrease) in Net Assets:

Operations:

Net investment income (net operating loss)	$174,801	$218,650	$(11,873)	$6,485

Net realized gain (loss) on investments	(4,532,436)	(60,485)	(94,249)	(14,249)

Net realized gain on capital gain distributions from other investment companies	—	—	—	46,044

Net change in unrealized appreciation (depreciation) of investments	(5,594,305)	(5,087,412)	(859,499)	(176,449)

Change in net assets resulting from operations	(9,951,940)	(4,929,247)	(965,621)	(138,169)

Distributions to Shareholders:

Distributions from net investment income

Class A Shares	(130,423)	(217,301)	—	(6,485)

Class B Shares	—	—	—	—

Distributions from net realized gain on investments

Class A Shares	—	(585,946)	—	(39,222)

Class B Shares	—	(5,253)	—	—

Change in net assets resulting from distributions to shareholders	(130,423)	(808,500)	—	(45,707)

Share Transactions:

Proceeds from sales of shares	9,401,237	17,149,257	2,367,244	3,663,981

Net asset value of shares issued to shareholders in payment of distributions declared	89,649	540,425	—	45,581

Cost of shares redeemed	(4,020,809)	(6,713,479)	(586,267)	(287,898)

Change in net assets resulting from share transactions	5,470,077	10,976,203	1,780,977	3,421,664

Change in net assets	(4,612,286)	5,238,456	815,356	3,237,788

Net Assets:

Beginning of period	43,313,950	38,075,494	4,871,621	1,633,833

End of period	$38,701,664	$43,313,950	$5,686,977	$4,871,621

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$45,846	$1,468	$(11,873)	$—

(See Notes which are an integral part of the Financial Statements)

Managed Allocation Fund— Moderate Growth		Managed Allocation Fund— Conservative Growth		New York Municipal Income Fund
Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002

$42,768	$72,428	$41,647	$51,336	$1,600,278	$3,144,754
(74,881)	(16,280)	(24,234)	(4,492)	204,230	210,620
—	40,284	—	10,568	—	—
(1,033,777)	(112,145)	(94,344)	(27,670)	1,636,156	1,102,589

(1,065,890)	(15,713)	(76,931)	29,742	3,440,664	4,457,963

(47,465)	(73,565)	(38,244)	(51,899)	(1,593,639)	(3,142,739)
(2,595)	—	(4,271)	—	—	—

—	(8,803)	—	(527)	—	—
—	—	—	—	—	—

(50,060)	(82,368)	(42,515)	(52,426)	(1,593,639)	(3,142,739)

5,056,066	6,973,217	1,870,587	2,687,249	9,564,578	20,209,605
49,989	82,025	41,556	50,990	736,631	1,597,624
(1,116,303)	(711,066)	(318,978)	(375,485)	(9,053,151)	(17,520,654)

3,989,752	6,344,176	1,593,165	2,362,754	1,248,058	4,286,575

2,873,802	6,246,095	1,473,719	2,340,070	3,095,083	5,601,799

8,166,387	1,920,292	2,788,072	448,002	80,452,385	74,850,586

$11,040,189	$8,166,387	$4,261,791	$2,788,072	$83,547,468	$80,452,385

$(7,002)	$290	$(868)	$—	$(7,919)	$(14,558)

VISION Group of Funds
Statements of Changes in Net Assets—Continued

	Pennsylvania Municipal Income Fund		Intermediate Term Bond Fund
	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002
Increase (Decrease) in Net Assets:

Operations:

Net investment income	$1,443,744	$3,425,132	$3,772,582	$10,194,589

Net realized gain (loss) on investments	396,340	737,494	475,830	2,369,937

Net change in unrealized appreciation (depreciation) of investments	1,926,092	661,084	3,500,212	(958,516)

Change in net assets resulting from operations	3,766,176	4,823,710	7,748,624	11,606,010

Distributions to Shareholders:

Distributions from net investment income

Class A Shares	(1,443,662)	(3,457,141)	(4,132,382)	(10,537,578)

Class S Shares	—	—	—	—

Institutional Shares	—	—	—	—

Change in net assets resulting from distributions to shareholders	(1,443,662)	(3,457,141)	(4,132,382)	(10,537,578)

Share Transactions:

Proceeds from sales of shares	6,569,460	12,209,799	11,205,928	26,476,776

Net asset value of shares issued to shareholders in payment of distributions declared	58,602	155,972	583,747	1,837,004

Cost of shares redeemed	(7,618,080)	(15,275,332)	(21,482,222)	(86,429,386)

Change in net assets resulting from share transactions	(990,018)	(2,909,561)	(9,692,547)	(58,115,606)

Change in net assets	1,332,496	(1,542,992)	(6,076,305)	(57,047,174)

Net Assets:

Beginning of period	84,757,989	86,300,981	159,945,700	216,992,874

End of period	$86,090,485	$84,757,989	$153,869,395	$159,945,700

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,387	$2,305	$(220,479)	$139,321

(See Notes which are an integral part of the Financial Statements)

U.S. Government Securities Fund		New York Tax-Free Money Market Fund		Money Market Fund		Treasury Money Market Fund
Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002

$2,879,109	$4,945,135	$974,975	$2,982,023	$8,545,786	$42,149,990	$4,218,231	$18,531,584
775,031	(96,564)	230	—	—	(25,337)	195	—
3,458,554	1,822,397	—	—	—	—	—	—

7,112,694	6,670,968	975,205	2,982,023	8,545,786	42,124,653	4,218,426	18,531,584

(3,284,911)	(6,139,293)	(975,241)	(2,982,023)	(8,308,413)	(40,321,122)	(4,117,549)	(17,978,918)

—	—	—	—	(225,963)	(1,823,120)	(114,120)	(552,666)

—	—	—	—	(16,860)	(5,748)	—	—

(3,284,911)	(6,139,293)	(975,241)	(2,982,023)	(8,551,236)	(42,149,990)	(4,231,669)	(18,531,584)

23,501,575	46,587,996	1,044,194,862	2,194,740,601	55,067,258,739	135,324,350,616	15,990,474,394	34,053,760,815

1,501,560	3,210,442	461,374	1,714,421	3,528,353	22,888,383	370,352	2,061,620

(20,189,628)	(22,959,459)	(1,029,843,009)	(2,167,771,022)	(55,191,134,414)	(135,379,575,107)	(16,086,032,625)	(34,099,703,149)

4,813,507	26,838,979	14,813,227	28,684,000	(120,347,322)	(32,336,108)	(95,187,879)	(43,880,714)

8,641,290	27,370,654	14,813,191	28,684,000	(120,352,772)	(32,361,445)	(95,201,122)	(43,880,714)

116,350,342	88,979,688	187,042,750	158,358,750	1,627,393,786	1,659,755,231	767,495,625	811,376,339

$124,991,632	$116,350,342	$201,855,941	$187,042,750	$1,507,041,014	$1,627,393,786	$672,294,503	$767,495,625

$(548,493)	$(142,691)	$(266)	$—	$(45,543)	$(40,093)	$(13,438)	$—

VISION Group of Funds
Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,		Net Asset Value, beginning of period	Net Investment Income (Operating Loss)		Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions

International Equity Fund—Class A Shares(c)
1999	(d)	$10.00	0.11		0.48	0.59	—	—	—
2000	(f)	$10.59	0.08		1.28	1.36	(0.14)	—	(0.14)
2001	(g)(h)	$11.67	0.01	(i)	(1.31)	(1.30)	—	—	(0.71)
2002		$9.66	0.16		(0.71)	(0.55)	(0.16)	—	—
2002	(j)	$8.95	0.03		(1.51)	(1.48)	—	—	—
International Equity Fund—Class B Shares
2001	(k)	$10.25	(0.05	)(i)	(0.55)	(0.60)	—	—	—
2002		$9.65	0.20		(0.83)	(0.63)	(0.13)	—	—
2002	(j)	$8.89	(0.01)		(1.49)	(1.50)	—	—	—
Small Cap Stock Fund—Class A Shares(c)
1998	(f)	$10.24	(0.01)		1.30	1.29	—	—	(0.12)
1999	(f)	$11.41	(0.01)		1.00	0.99	—	(0.01)	(0.37)
2000	(f)	$12.02	(0.03)		1.60	1.57	—	—	(1.71)
2001	(g)(h)	$11.88	(0.08	)(i)	(0.64)	(0.72)	—	—	(1.14)
2002		$10.02	0.00	(m)	0.77	0.77	—	—	(0.34)
2002	(j)	$10.45	(0.01)		(2.17)	(2.18)	—	—	—
Small Cap Stock Fund—Class B Shares
2001	(k)	$9.75	(0.05	)(i)	0.31	0.26	—	—	—
2002		$10.01	(0.06)		0.75	0.69	—	—	(0.34)
2002	(j)	$10.36	(0.04)		(2.15)	(2.19)	—	—	—
Mid Cap Stock Fund—Class A Shares(n)
1998		$15.11	0.11		4.34	4.45	(0.09)	—	(3.34)
1999		$16.13	0.05		(1.67)	(1.62)	(0.07)	—	(0.99)
2000		$13.45	(0.01)		2.54	2.53	(0.02)	—	(0.45)
2001		$15.51	(0.03	)(i)	1.00	0.97	—	—	(1.97)
2002		$14.51	0.00	(m)	(0.12)	(0.12)	—	—	—
2002	(j)	$14.39	0.00	(m)	(2.47)	(2.47)	—	—	—
Mid Cap Stock Fund—Class B Shares
2000	(o)	$14.28	(0.03)		1.25	1.22	—	—	—
2001		$15.50	(0.15	)(i)	1.00	0.85	—	—	(1.97)
2002		$14.38	(0.07)		(0.17)	(0.24)	—	—	—
2002	(j)	$14.14	(0.06)		(2.43)	(2.49)	—	—	—

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
(c)	Formerly Governor International Equity Fund and Governor Aggressive Growth Fund, respectively.
(d)	Reflects operations for the period from February 9, 1999 (date of public investment) to June 30, 1999.
(e)	Computed on an annualized basis.
(f)	Reflects operations for the year ended June 30.
(g)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
(h)	Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufactures and Traders Trust Company.
(i)	Based on average shares outstanding.
(j)	Six months ended October 31, 2002 (unaudited).
(k)	Reflects operations for the period from January 10, 2001 (date of public investment) to April 30, 2001.
(l)	Amount represents less than 0.01%.
(m)	Amount represents less than $0.01 per share.
(n)	Prior to October 15, 1999, reflects operations for VISION Growth and Income Fund.
(o)	Reflects operations for the period from March 15, 2000 (date of initial public investment) to April 30, 2000.

(See Notes which are an integral part of the Financial Statements)

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income (Operating Loss)		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

—	$10.59	5.90%	0.98	%(e)	2.80	%(e)	1.86	%(e)	$39,506	17%
(0.28)	$11.67	12.87%	0.97%		0.72%		1.85%		$44,697	56%
(0.71)	$9.66	(11.41)%	1.46	%(e)	0.07	%(e)	0.42	%(e)	$34,916	73%
(0.16)	$8.95	(5.60)%	1.64%		0.61%		0.15%		$45,754	61%
—	$7.47	(16.54)%	1.52	%(e)	0.91	%(e)	0.25	%(e)	$41,697	23%

—	$9.65	(5.85)%	4.04	%(e)	(0.50	)%(e)	0.00	%(e)(l)	$5	73%
(0.13)	$8.89	(6.42)%	2.44%		0.04%		0.10%		$57	61%
—	$7.39	(16.87)%	2.42	%(e)	0.01	%(e)	0.10	%(e)	$52	23%

(0.12)	$11.41	12.72%	0.83%		(0.09)%		1.33%		$135,612	8%
(0.38)	$12.02	9.24%	1.04%		(0.05)%		1.47%		$139,512	18%
(1.71)	$11.88	16.31%	1.06%		(0.25)%		1.40%		$148,926	43%
(1.14)	$10.02	(6.57)%	1.30	%(e)	(0.83	)%(e)	0.17	%(e)	$113,499	21%
(0.34)	$10.45	8.03%	1.23%		(0.57)%		0.07%		$115,011	136%
—	$8.27	(20.86)%	1.27	%(e)	(0.29	)%(e)	0.10	%(e)	$91,908	36%

—	$10.01	2.67%	0.89	%(e)	(0.72	)%(e)	—		$35	21%
(0.34)	$10.36	7.22%	2.05%		(1.35)%		—		$387	136%
—	$8.17	(21.14)%	2.12	%(e)	(1.12	)%(e)	—		$428	36%

(3.43)	$16.13	31.40%	1.21%		0.65%		—		$143,404	88%
(1.06)	$13.45	(9.26)%	1.20%		0.32%		—		$82,203	145%
(0.47)	$15.51	19.88%	1.54%		(0.13)%		—		$110,651	163%
(1.97)	$14.51	6.51%	1.39%		(0.17)%		—		$119,409	112%
—	$14.39	(0.83)%	1.39%		(0.26)%		0.06%		$119,407	91%
—	$11.92	(17.16)%	1.23	%(e)	—	(e)(l)	0.20	%(e)	$99,863	38%

—	$15.50	8.54%	2.45	%(e)	(1.82	)%(e)	—		$53	163%
(1.97)	$14.38	5.69%	2.14%		(1.06)%		—		$1,364	112%
—	$14.14	(1.67)%	2.20%		(1.09)%		—		$2,051	91%
—	$11.65	(17.61)%	2.18	%(e)	(0.95	)%(e)	—		$1,714	38%

VISION Group of Funds
Financial Highlights—Continued

(For a share outstanding throughout each period)

Year Ended April 30,		Net Asset Value, beginning of period	Net Investment Income (Operating Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income		Distributions from Net Realized Gain on Investments

Large Cap Growth Fund—Class A Shares
2000	(c)	$10.00	0.01		0.03	0.04	—	—		—
2001		$10.04	(0.02	)(f)	(1.47)	(1.49)	(0.01)	—		—
2002		$8.54	0.00	(g)	(0.63)	(0.63)	—	—		—
2002	(h)	$7.91	(0.00	)(g)	(1.35)	(1.35)	—	—		—
Large Cap Growth Fund—Class B Shares
2000	(i)	$10.31	0.00	(g)	(0.27)	(0.27)	—	—		—
2001		$10.04	(0.10	)(f)	(1.47)	(1.57)	(0.01)	—		—
2002		$8.46	(0.02)		(0.68)	(0.70)	—	—		—
2002	(h)	$7.76	(0.02)		(1.34)	(1.36)	—	—		—
Large Cap Core Fund—Class A Shares (j)
1997	(k)	$10.00	0.08		1.13	1.21	(0.08)	—		—
1998	(l)	$11.13	0.10		2.99	3.09	(0.10)	—		(0.06)
1999	(l)	$14.06	0.06		2.16	2.22	(0.06)	—		(0.34)
2000	(l)	$15.88	0.01		1.20	1.21	(0.01)	(0.00	)(g)	(3.41)
2001	(m)(n)	$13.67	(0.03	)(f)	(1.93)	(1.96)	—	—		(1.31)
2002		$10.40	0.02		(1.60)	(1.58)	—	—		(0.65)
2002	(h)	$8.17	0.01		(1.99)	(1.98)	(0.02)	—		—
Large Cap Core Fund—Class B Shares
2001	(o)	$11.70	(0.05	)(f)	(1.28)	(1.33)	—	—		—
2002		$10.37	(0.04)		(1.61)	(1.65)	—	—		(0.65)
2002	(h)	$8.07	(0.01)		(1.97)	(1.98)	—	—		—

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
(c)	Reflects operations for the period from March 20, 2000 (date of initial public investment) to April 30, 2000.
(d)	Computed on an annualized basis.
(e)	Amount represents less than 0.01%.
(f)	Based on average shares outstanding.
(g)	Amount represents less than $0.01 per share.
(h)	Six months ended October 31, 2002 (unaudited).
(i)	Reflects operations for the period from April 6, 2000 (date of initial public investment) to April 30, 2000.
(j)	Formerly Governor Established Growth Fund.
(k)	Reflects operations for the period from December 2, 1996 (date of public investment) to June 30, 1997.
(l)	Reflects operations for the year ended June 30.
(m)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Fund has changed its fiscal year end from June 30 to April 30.
(n)	Effective January 8, 2001, the Fund changed its investment adviser from Martindale Andres & Company LLC to Manufactures and Traders Trust Company.
(o)	Reflects operations for the period from January 18, 2001 (date of public investment) to April 30, 2001.

(See Notes which are an integral part of the Financial Statements)

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income (Operating Loss)		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

—	$10.04	0.40%	0.00	%(d)(e)	1.23	%(d)	4.50	%(d)	$6,617	1%
(0.01)	$8.54	(14.87)%	1.51%		(0.23)%		0.14%		$12,128	52%
—	$7.91	(7.38)%	1.18%		0.04%		0.29%		$15,368	45%
—	$6.56	(17.07)%	1.27	%(d)	(0.01	)%(d)	0.38	%(d)	$13,585	23%

—	$10.04	(2.62)%	0.00	%(d)(e)	0.99	%(d)	5.50	%(d)	$42	1%
(0.01)	$8.46	(15.66)%	2.51%		(1.16)%		0.14%		$442	52%
—	$7.76	(8.27)%	2.15%		(0.91)%		0.24%		$1,162	45%
—	$6.40	(17.53)%	2.16	%(d)	(0.90	)%(d)	0.24	%(d)	$1,067	23%

(0.08)	$11.13	12.20%	0.44	%(d)	1.39	%(d)	1.01	%(d)	$190,914	1%
(0.16)	$14.06	27.92%	0.71%		0.77%		1.06%		$258,812	6%
(0.40)	$15.88	16.20%	0.91%		0.42%		1.19%		$260,437	2%
(3.42)	$13.67	9.31%	0.94%		0.07%		1.13%		$277,934	41%
(1.31)	$10.40	(15.87)%	1.12	%(d)	(0.26	)%(d)	0.09	%(d)	$201,609	33%
(0.65)	$8.17	(15.35)%	1.09%		0.18%		0.03%		$129,434	66%
(0.02)	$6.17	(24.29)%	1.26	%(d)	0.26	%(d)	0.10	%(d)	$100,442	17%

—	$10.37	(11.37)%	0.79	%(d)	(0.62	)%(d)	—		$76	33%
(0.65)	$8.07	(16.10)%	2.07%		(0.82)%		—		$437	66%
—	$6.09	(24.54)%	2.11	%(d)	(0.58	)%(d)	—		$378	17%

VISION Group of Funds
Financial Highlights—Continued

(For a share outstanding throughout each period)

Year Ended April 30,		Net Asset Value, beginning of period	Net Investment Income (Operating Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments

Large Cap Value Fund—Class A Shares(c)
1998	(d)	$9.99	0.08		1.47	1.55	(0.07)	—	—
1999		$11.47	0.19		0.78	0.97	(0.19)	—	(0.01)
2000		$12.24	0.18		(0.94)	(0.76)	(0.18)	—	(0.16)
2001		$11.14	0.09	(f)	1.24	1.33	(0.09)	—	(0.42)
2002		$11.96	0.06		(1.49)	(1.43)	(0.06)	—	(0.16)
2002	(g)	$10.31	0.04		(2.39)	(2.35)	(0.03)	—	—
Large Cap Value Fund—Class B Shares
2000	(h)	$11.18	0.05		0.12	0.17	(0.06)	—	(0.16)
2001		$11.13	(0.04	)(f)	1.24	1.20	(0.01)	—	(0.42)
2002		$11.90	(0.01)		(1.52)	(1.53)	—	—	(0.16)
2002	(g)	$10.21	(0.01)		(2.36)	(2.37)	—	—	—
Managed Allocation Fund—Aggressive Growth—Class A Shares(i)
1999	(j)	$10.00	0.02		0.77	0.79	(0.02)	—	—
2000	(k)	$10.77	0.11		0.75	0.86	(0.11)	(0.03)	(0.00	)(l)
2001	(m)(n)	$11.49	0.07		(0.89)	(0.82)	(0.07)	—	(0.34)
2002		$10.26	0.02		(0.63)	(0.61)	(0.02)	—	(0.14)
2002	(g)	$9.49	(0.01)		(1.65)	(1.66)	—	—	—
Managed Allocation Fund—Aggressive Growth—Class B Shares(o)
2002		$9.49	(0.03)		(1.66)	(1.69)	—	—	—
Managed Allocation Fund—Moderate Growth—Class A Shares(i)
1999	(p)	$10.00	0.04		0.56	0.60	(0.04)	—	—
2000	(k)	$10.56	0.18		0.54	0.72	(0.18)	—	(0.01)
2001	(m)(n)	$11.09	0.14		(0.48)	(0.34)	(0.14)	—	(0.49)
2002		$10.12	0.15		(0.39)	(0.24)	(0.16)	—	(0.02)
2002	(g)	$9.70	0.05		(1.07)	(1.02)	(0.05)	—	—
Managed Allocation Fund—Moderate Growth—Class B Shares(o)
2002		$9.70	(0.00	)(l)	(1.07)	(1.07)	(0.02)	—	—

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
(c)	Formerly VISION Equity Income Fund, effective August 30, 1999.
(d)	Reflects operations for the period from September 26, 1997 (date of initial public investment) to April 30, 1998.
(e)	Computed on an annualized basis.
(f)	Based on average shares outstanding.
(g)	Six months ended October 31, 2002 (unaudited).
(h)	Reflects operations for the period from December 10, 1999 (date of initial public investment) to April 30, 2000.
(i)	Formerly Governor Lifestyle Growth Fund and Governor Lifestyle Moderate Growth Fund, respectively.
(j)	Reflects operations for the period from February 18, 1999 (date of initial public investment) to June 30, 1999.
(k)	Reflects operations for the year ended June 30.
(l)	Amount represents less than $0.01 per share.
(m)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
(n)	Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(o)	Reflects operations for the period from April 30, 2002 (date of initial public investment) to October 31, 2002 (unaudited).
(p)	Reflects operations for the period from February 4, 1999 (date of initial public investment) to June 30, 1999.

(See Notes which are an integral part of the Financial Statements)

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income (Operating Loss)		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.07)	$11.47	15.51%	1.08	%(e)	1.41	%(e)	0.52	%(e)	$37,403	11%
(0.20)	$12.24	8.59%	1.02%		1.67%		—		$45,582	55%
(0.34)	$11.14	(6.15)%	0.99%		1.53%		—		$30,721	88%
(0.51)	$11.96	12.36%	1.15%		0.77%		—		$37,847	80%
(0.22)	$10.31	(11.99)%	1.13%		0.56%		—		$42,697	63%
(0.03)	$7.93	(22.82)%	1.11	%(e)	0.90	%(e)	—		$38,256	13%

(0.22)	$11.13	1.62%	1.99	%(e)	0.17	%(e)	—		$10	88%
(0.43)	$11.90	11.11%	2.15%		(0.38)%		—		$229	80%
(0.16)	$10.21	(12.88)%	2.13%		(0.47)%		—		$617	63%
—	$7.84	(23.21)%	2.11	%(e)	(0.11	)%(e)	—		$445	13%

(0.02)	$10.77	7.87%	1.81	%(e)	0.07	%(e)	51.10	%(e)	$218	0%
(0.14)	$11.49	8.00%	1.64%		0.26%		9.53%		$1,352	28%
(0.41)	$10.26	(7.35)%	1.40	%(e)	0.76	%(e)	3.43	%(e)	$1,634	72%
(0.16)	$9.49	(5.92)%	1.00%		0.23%		1.22%		$4,872	4%
—	$7.83	(17.49)%	1.00	%(e)	(0.36	)%(e)	0.62	%(e)	$4,716	7%

—	$7.80	(17.81)%	2.00	%(e)	(1.38	)%(e)	0.62	%(e)	$971	7%

(0.04)	$10.56	6.02%	1.76	%(e)	1.17	%(e)	36.79	%(e)	$285	6%
(0.19)	$11.09	6.81%	1.64%		1.09%		7.85%		$1,214	32%
(0.63)	$10.12	(3.18)%	1.39	%(e)	1.70	%(e)	3.73	%(e)	$1,920	76%
(0.18)	$9.70	(2.39)%	1.00%		1.63%		0.67%		$8,166	2%
(0.05)	$8.63	(10.53)%	1.00	%(e)	1.01	%(e)	0.25	%(e)	$8,790	5%

(0.02)	$8.61	(11.04)%	2.00	%(e)	(0.03	)%(e)	0.25	%(e)	$2,250	5%

VISION Group of Funds
Financial Highlights—Continued

(For a share outstanding throughout each period)

Year Ended April 30,		Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

Managed Allocation Fund—Conservative Growth—Class A Shares(c)
1999	(d)	$10.00	0.07		0.15	0.22	(0.07)	—
2000	(f)	$10.15	0.25		0.24	0.49	(0.25)	(0.00	)(g)
2001	(h)(i)	$10.39	0.19	(j)	(0.10)	0.09	(0.20)	(0.39)
2002		$9.89	0.32	(j)	(0.17)	0.15	(0.30)	—
2002	(k)	$9.74	0.12		(0.36)	(0.24)	(0.12)	—
Managed Allocation Fund—Conservative Growth—Class B Shares(l)
2002		$9.74	0.08		(0.37)	(0.29)	(0.09)	—
New York Municipal Income Fund
1998		$10.08	0.46		0.38	0.84	(0.46)	(0.04)
1999		$10.42	0.46		0.19	0.65	(0.46)	(0.09)
2000		$10.52	0.46		(0.75)	(0.29)	(0.46)	(0.05)
2001		$9.72	0.45		0.52	0.97	(0.45)	—
2002		$10.24	0.41	(m)	0.17 (m)	0.58	(0.41)	—
2002	(k)	$10.41	0.20		0.25	0.45	(0.20)	—
Pennsylvania Municipal Income Fund(c)
1997	(n)	$10.21	0.34		0.06	0.40	(0.32)	(0.00	)(g)
1998	(f)	$10.29	0.49		0.11	0.60	(0.50)	—
1999	(f)	$10.39	0.47		(0.26)	0.21	(0.48)	(0.07)
2000	(f)	$10.05	0.46		(0.27)	0.19	(0.46)	(0.01)
2001	(h)(i)	$9.77	0.37		0.26	0.63	(0.37)	—
2002		$10.03	0.41		0.16	0.57	(0.41)	—
2002	(k)	$10.19	0.17		0.28	0.45	(0.17)	—

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly Governor Lifestyle Conservative Growth Fund and Governor Pennsylvania Municipal Bond Fund, respectively.
(d)	Reflects operations for the period from February 3, 1999 (date of initial public investment) to June 30, 1999.
(e)	Computed on an annualized basis.
(f)	Reflects operations for the year ended June 30.
(g)	Amount represents less than $0.01 per share.
(h)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
(i)	Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(j)	Based on average shares outstanding.
(k)	Six months ended October 31, 2002 (unaudited).
(l)	Reflects operations for the period from April 30, 2002 (date of initial public investment) to October 31, 2002 (unaudited).
(m)
Effective May 1, 2001, New York Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change had no effect on net investment income per share and net realized gain/loss per share, and increased the ratio of net investment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to May 1, 2001, have not been restated to reflect this change in presentation.

(n)	Reflects operations for the period from October 1, 1996 (date of initial public investment) to June 30, 1997.

(See Notes which are an integral part of the Financial Statements)

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.07)	$10.15	2.21%	1.79	%(e)	2.57	%(e)	92.41	%(e)	$150	2%
(0.25)	$10.39	4.94%	1.65%		2.19%		25.56%		$311	28%
(0.59)	$9.89	0.94%	1.38	%(e)	2.71	%(e)	17.68	%(e)	$448	91%
(0.30)	$9.74	1.60%	1.00%		3.28%		1.75%		$2,788	19%
(0.12)	$9.38	(2.48)%	1.00	%(e)	2.49	%(e)	0.95	%(e)	$3,270	6%

(0.09)	$9.36	(3.00)%	2.00	%(e)	1.46	%(e)	0.95	%(e)	$992	6%

(0.50)	$10.42	8.37%	0.96%		4.35%		0.31%		$43,456	45%
(0.55)	$10.52	6.37%	0.82%		4.38%		0.20%		$52,860	44%
(0.51)	$9.72	(2.71)%	0.85%		4.60%		0.20%		$48,081	34%
(0.45)	$10.24	10.11%	0.88%		4.36%		0.14%		$74,851	50%
(0.41)	$10.41	5.74%	0.83%		3.98	%(m)	0.09%		$80,452	46%
(0.20)	$10.66	4.38%	0.86	%(e)	3.84	%(e)	0.09	%(e)	$83,547	23%

(0.32)	$10.29	3.98%	0.37	%(e)	4.46	%(e)	0.86	%(e)	$123,194	98%
(0.50)	$10.39	5.89%	0.58%		4.65%		0.92%		$118,685	62%
(0.55)	$10.05	1.94%	0.59%		4.45%		1.00%		$111,893	90%
(0.47)	$9.77	1.96%	0.59%		4.59%		0.93%		$92,664	96%
(0.37)	$10.03	6.53%	0.82	%(e)	4.46	%(e)	0.16	%(e)	$86,301	37%
(0.41)	$10.19	5.80%	0.89%		4.03%		0.09%		$84,758	22%
(0.17)	$10.47	4.48%	1.01	%(e)	3.34	%(e)	0.16	%(e)	$86,090	16%

VISION Group of Funds
Financial Highlights—Continued

(For a share outstanding throughout each period)

Year Ended April 30,		Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income		Distributions from Net Realized Gain on Investments

Intermediate Term Bond Fund(c)
1997	(d)	$10.00	0.36		(0.23)	0.13	(0.36)	—		—
1998	(f)	$9.77	0.62		0.33	0.95	(0.62)	—		—
1999	(f)	$10.10	0.59		(0.50)	0.09	(0.59)	—		(0.11)
2000	(f)	$9.49	0.60		(0.31)	0.29	(0.60)	—		—
2001	(g)(h)	$9.18	0.49		0.28	0.77	(0.49)	—		—
2002		$9.46	0.55	(i)	0.04 (i)	0.59	(0.54)	—		—
2002	(j)	$9.51	0.23		0.25	0.48	(0.26)	—		—
U.S. Government Securities Fund
1998		$9.28	0.60		0.34	0.94	(0.60)	(0.01	)(k)	—
1999		$9.61	0.58		(0.08)	0.50	(0.58)	—		(0.02)
2000		$9.51	0.59		(0.49)	0.10	(0.59)	—		—
2001		$9.02	0.59		0.41	1.00	(0.58)	—		—
2002		$9.44	0.59	(l)	0.03 (l)	0.62	(0.57)	—		—
2002	(j)	$9.49	0.23		0.33	0.56	(0.26)	—		—
New York Tax-Free Money Market Fund
1998		$1.00	0.03		—	0.03	(0.03)	—		—
1999		$1.00	0.03		—	0.03	(0.03)	—		—
2000		$1.00	0.03		—	0.03	(0.03)	—		—
2001		$1.00	0.03		—	0.03	(0.03)	—		—
2002		$1.00	0.02		—	0.02	(0.02)	—		—
2002	(j)	$1.00	0.01		0.00 (m)	0.01	(0.01)	—		—

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly Governor Intermediate Term Income Fund.
(d)	Reflects operations for the period from December 2, 1996 (date of public investment) to June 30, 1997.
(e)	Computed on an annualized basis.
(f)	Reflects operations for the year ended June 30.
(g)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
(h)	Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufactures and Traders Trust Company.
(i)
Effective May 1, 2001, Intermediate Term Bond Fund adopted the provisions of the AICPA, Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. The effect of this change for the year ended April 30, 2002 was to decrease net investment income per share by $0.04, increase net realized gain/loss per share by $0.04, and decrease the ratio of net investment income to average net assets from 5.68% to 5.45%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(j)	Six months ended October 31, 2002 (unaudited).
(k)
Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(l)
Effective May 1, 2001, U.S. Government Securities Fund adopted the provisions of the AICPA, Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investment per share, but decreased the ratio of net investment income to average net assets from 6.00% to 4.84%. Per share, ratio and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(m)	Amount represents less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

			Ratios to Average Net Assets

Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.36)	$9.77	1.40%	0.37	%(e)	6.45	%(e)	0.84	%(e)	$207,859	329%
(0.62)	$10.10	9.95%	0.57%		6.27%		0.92%		$275,565	218%
(0.70)	$9.49	0.82%	0.56%		5.97%		0.98%		$305,981	149%
(0.60)	$9.18	3.18%	0.56%		6.38%		0.89%		$245,161	192%
(0.49)	$9.46	8.58%	0.70	%(e)	6.25	%(e)	0.22	%(e)	$216,993	80%
(0.54)	$9.51	6.34%	0.70%		5.45	%(i)	0.27%		$159,946	55%
(0.26)	$9.73	5.04%	0.79	%(e)	4.80	%(e)	0.38	%(e)	$153,869	46%

(0.61)	$9.61	10.42%	1.03%		6.30%		0.09%		$53,922	70%
(0.60)	$9.51	5.31%	0.92%		5.95%		0.05%		$64,100	68%
(0.59)	$9.02	1.11%	0.93%		6.36%		0.05%		$60,165	46%
(0.58)	$9.44	11.43%	0.95%		6.27%		0.03%		$88,980	47%
(0.57)	$9.49	6.72%	0.96%		4.84	%(l)	—		$116,350	41%
(0.26)	$9.79	5.94%	0.95	%(e)	4.64	%(e)	—		$124,992	31%

(0.03)	$1.00	3.14%	0.50%		3.09%		0.28%		$73,345	—
(0.03)	$1.00	2.75%	0.58%		2.69%		0.14%		$110,291	—
(0.03)	$1.00	2.97%	0.60%		3.00%		0.09%		$172,791	—
(0.03)	$1.00	3.52%	0.62%		3.44%		0.09%		$158,359	—
(0.02)	$1.00	1.62%	0.63%		1.59%		0.09%		$187,043	—
(0.01)	$1.00	0.50%	0.61	%(e)	0.98	%(e)	0.09	%(e)	$201,856	—

VISION Group of Funds
Financial Highlights—Continued

(For a share outstanding throughout each period)

Year Ended April 30,		Net Asset Value, beginning of period	Net Investment Income		Distributions from Net Investment Income		Net Asset Value, end of period	Total Return(a)

Money Market Fund—Class A Shares
1998		$1.00	0.05		(0.05)		$1.00	5.11%
1999		$1.00	0.05		(0.05)		$1.00	4.76%
2000		$1.00	0.05		(0.05)		$1.00	4.95%
2001		$1.00	0.06		(0.06)		$1.00	5.85%
2002		$1.00	0.02		(0.02)		$1.00	2.41%
2002	(c)	$1.00	0.01		(0.01)		$1.00	0.56%
Money Market Fund—Class S Shares
1999	(e)	$1.00	0.04		(0.04)		$1.00	3.98%
2000		$1.00	0.05		(0.05)		$1.00	4.69%
2001		$1.00	0.05		(0.05)		$1.00	5.59%
2002		$1.00	0.02		(0.02)		$1.00	2.13%
2002	(c)	$1.00	0.00	(f)	(0.00	)(f)	$1.00	0.41%
Treasury Money Market Fund—Class A Shares
1998		$1.00	0.05		(0.05)		$1.00	4.98%
1999		$1.00	0.04		(0.04)		$1.00	4.54%
2000		$1.00	0.05		(0.05)		$1.00	4.71%
2001		$1.00	0.05		(0.05)		$1.00	5.60%
2002		$1.00	0.02		(0.02)		$1.00	2.38%
2002	(c)	$1.00	0.01		(0.01)		$1.00	0.57%
Treasury Money Market Fund—Class S Shares
1999	(e)	$1.00	0.04		(0.04)		$1.00	3.77%
2000		$1.00	0.04		(0.04)		$1.00	4.45%
2001		$1.00	0.05		(0.05)		$1.00	5.34%
2002		$1.00	0.02		(0.02)		$1.00	2.12%
2002	(c)	$1.00	0.00	(f)	(0.00	)(f)	$1.00	0.45%

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Six months ended October 31, 2002 (unaudited).
(d)	Computed on an annualized basis.
(e)	Reflects operations for the period from June 8, 1998 (date of public investment) to April 30, 1999.
(f)	Amount represents less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

Ratios to Average Net Assets

Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)

0.64%		5.00%		0.05%		$686,259
0.63%		4.64%		0.05%		$932,896
0.63%		4.87%		0.05%		$1,095,128
0.64%		5.67%		0.05%		$1,598,305
0.71%		2.39%		0.18%		$1,512,433
0.70	%(d)	1.12	%(d)	0.25	%(d)	$1,404,169

0.88	%(d)	4.42	%(d)	0.05	%(d)	$16,368
0.88%		4.71%		0.05%		$48,760
0.89%		5.48%		0.05%		$61,450
0.98%		1.96%		0.17%		$112,156
1.00	%(d)	0.82	%(d)	0.20	%(d)	$100,429

0.59%		4.96%		0.08%		$441,422
0.59%		4.49%		0.08%		$498,548
0.58%		4.62%		0.08%		$423,685
0.59%		5.45%		0.09%		$790,307
0.59%		2.27%		0.09%		$741,357
0.61	%(d)	1.13	%(d)	0.09	%(d)	$646,454

0.84	%(d)	4.17	%(d)	0.08	%(d)	$21,153
0.83%		4.36%		0.08%		$20,704
0.84%		5.26%		0.09%		$21,070
0.84%		2.03%		0.09%		$26,138
0.86	%(d)	0.89	%(d)	0.09	%(d)	$25,840

VISION Group of Funds
Notes to Financial Statements
October 31, 2002 (unaudited)

Organization

VISION Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios (individually referred to as the “Fund”, or collectively as the “Funds”). The following Funds are presented herein:

Portfolio Name	Investment Objective

VISION International Equity Fund (“International Equity Fund”) (d)	Seeks long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

VISION Small Cap Stock Fund (“Small Cap Stock Fund”) (d)	Seeks growth of capital.

VISION Mid Cap Stock Fund (“Mid Cap Stock Fund”) (d)	Seeks total return.

VISION Large Cap Growth Fund (“Large Cap Growth Fund”) (d)	Seeks to provide capital appreciation.

VISION Large Cap Core Fund (“Large Cap Core Fund”) (d)	Provide long-term capital appreciation. Current income is a secondary, non-fundamental investment consideration.

VISION Large Cap Value Fund (“Large Cap Value Fund”) (d)	Seeks to provide current income. Capital appreciation is a secondary investment consideration.

VISION Managed Allocation Fund—Aggressive Growth (“Aggressive Growth Fund”) (d)	Seeks capital appreciation.

VISION Managed Allocation Fund—Moderate Growth (“Moderate Growth Fund”) (d)	Seeks capital appreciation and, secondarily, income.

VISION Managed Allocation Fund—Conservative Growth (“Conservative Growth Fund”) (d)	Seeks capital appreciation and income.

VISION New York Municipal Income Fund (“New York Municipal Income Fund”) (n)
Seeks current income that is exempt from federal regular income tax, and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.

VISION Pennsylvania Municipal Income Fund (“Pennsylvania Municipal Income Fund”) (n)	Seeks income exempt from both federal and Pennsylvania state income taxes, and preservation of capital.

VISION Intermediate Term Bond Fund (“Intermediate Term Bond Fund”) (d)	Seeks current income with long-term growth of capital as a secondary objective.

VISION U.S. Government Securities Fund (“U.S. Government Securities Fund”) (d)	Seeks current income. Capital appreciation is a secondary, non-fundamental investment consideration.

VISION New York Tax-Free Money Market Fund (“New York Tax-Free Money Market Fund”) (n)	Seeks a high a level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

VISION Money Market Fund (“Money Market Fund”) (d)	Seeks current income with liquidity and stability of principal.

VISION Treasury Money Market Fund (“Treasury Money Market Fund”) (d)	Seeks current income with liquidity and stability of principal.

(d)  Diversified
(n)  Non-diversified

VISION Group of Funds

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

International Equity Fund is the successor to Governor International Equity Fund; Small Cap Stock Fund is the successor to Governor Aggressive Growth Fund; Large Cap Core Fund is the successor to Governor Established Growth Fund; Managed Allocation Fund—Aggressive Growth is the successor to Governor Lifestyle Growth Fund; Managed Allocation Fund—Moderate Growth is the successor to Governor Lifestyle Moderate Growth Fund; Managed Allocation Fund—Conservative Growth is the successor to Governor Lifestyle Conservative Growth Fund; Pennsylvania Municipal Income Fund is the successor to Governor Pennsylvania Municipal Bond Fund; and Intermediate Term Bond Fund is the successor to Governor Intermediate Term Income Fund pursuant to a reorganization that took place on January 8, 2001. Prior to that date, each VISION fund had no investment operations. Accordingly, the information in these financial statements for periods prior to January 8, 2001 is historical information for the corresponding Governor Fund.

Effective May 1, 2002, Class B Shares were added to Aggressive Growth Fund, Moderate Growth Fund, and Conservative Growth Fund.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”).

Investment Valuation—The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating funds, listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

Repurchase Agreements—It is each Fund’s policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds along with other affiliated investment companies may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. International Equity Fund, Small Cap Stock Fund, Mid Cap Stock Fund, Large Cap Growth Fund, Large Cap Core Fund, Large Cap Value Fund, Aggressive Growth Fund, Moderate Growth Fund, Conservative Growth Fund, Money Market Fund and Treasury Money Market Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common

VISION Group of Funds

expenses of each Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

Effective May 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing long-term premiums and discounts on debt securities and classifying all paydown gains and losses as interest income. The cumulative effect of this accounting change had no impact on total net assets on the Funds, but resulted in adjustments to the financial statements as follows:

	Increase (Decrease)
	As of May 1, 2001			For the Year Ended April 30, 2002
	Cost of Investments	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
New York Municipal Income Fund	$12,857	$12,857	$—	$2,240	$(1,370)	$(870)
Intermediate Bond Fund	(110,737)	(216,252)	105,515	(416,700)	200,740	215,960
U.S. Government Securities Fund	2,424	(217,393)	219,817	(1,176,870)	963,162	213,708

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes—It is the policy of the Funds to comply with the provisions of the Internal Revenue Code, as amended, (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At April 30, 2002 the following Funds, for federal tax purposes had capital loss carryforwards, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	Capital Loss Carryforward to Expire in 2007	Capital Loss Carryforward to Expire in 2008	Capital Loss Carryforward to Expire in 2009	Capital Loss Carryforward to Expire in 2010	Total Capital Loss Carryforwards
International Equity	$—	$—	$—	$2,822,876	$2,822,876
Mid Cap Stock Fund	3,307,137	—	—	2,587,451	5,894,588
Large Cap Growth Fund	—	—	725,317	1,384,661	2,109,978
Large Cap Value Fund	—	—	—	60,485	60,485
Pennsylvania Municipal Income Fund	—	574,138	3,017,858	—	3,591,996
Intermediate Term Bond Fund	—	10,032,922	8,316,537	—	18,349,459
U.S. Government Securities Fund	—	447,818	—	78,709	526,527
New York Municipal Income Fund	—	60,628	59,102	—	119,730

VISION Group of Funds

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts—The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October, 31, 2002, the International Equity Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Contracts Purchased:
November 1, 2002	50,000 Australian Dollar	$27,581	$27,748	$167
November 4, 2002	40,000 Australian Dollar	22,184	22,190	6
April 16, 2003	6,700,000 Australian Dollar	3,613,798	3,662,981	49,183
April 16, 2003	1,700,000 Danish Krone	223,917	224,097	180
April 16, 2003	1,045,677 Euro Currency	1,026,255	1,025,952	(303)
April 16, 2003	180,000,000 Japanese Yen	1,464,456	1,476,531	12,075
April 16, 2003	1,050,000 Swiss Franc	710,817	712,235	1,418

Contracts Sold:
April 16, 2003	1,200,000 Australian Dollar	656,383	656,056	327
April 16, 2003	2,700,000 British Pound Sterling	4,171,272	4,176,929	(5,657)
April 16, 2003	600,000 Euro Currency	585,740	588,682	(2,942)
April 16, 2003	1,200,000 Hong Kong Dollar	153,625	153,638	(13)
April 16, 2003	32,000,000 Japanese Yen	262,549	262,495	54
April 16, 2003	350,000 Singapore Dollar	195,588	198,619	(3,031)
April 16, 2003	7,400,000 Swedish Krona	787,988	796,040	(8,052)

	Net Unrealized Appreciation on Foreign Exchange Contracts			$43,412

Foreign Currency Translation—The International Equity Fund translates foreign currencies into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchase and sale of securities, and income and expense are translated at the prevailing rate of exchange on the respective dates of such transactions. The changes in foreign exchange rates on investments are not isolated on the Statement of Operations. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in

VISION Group of Funds

connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other—Investment transactions are accounted for on a trade date basis.

Capital Stock

At October 31, 2002, there were 1,000,000,000 shares of $0.001 par value capital stock authorized with respect to International Equity Fund, Small Cap Stock Fund, Mid Cap Stock Fund, Large Cap Growth Fund, Large Cap Core Fund, Large Cap Value Fund, Aggressive Growth Fund, Moderate Growth Fund, Conservative Growth Fund, New York Municipal Income Fund, Pennsylvania Municipal Income Fund, Intermediate Term Bond Fund and U.S. Government Securities Fund; and 1,000,000,000 shares of $0.001 par value capital stock authorized with respect to New York Tax-Free Money Market Fund; 6,000,000,000 shares of $0.001 par value capital stock of the Trust (2,000,000,000 authorized as to Class A Shares, 2,000,000,000 authorized as to Class S Shares and 2,000,000,000 authorized as to Institutional Class Shares) authorized with respect to Money Market Fund and 4,000,000,000 shares of $0.001 par value capital stock of the Trust (2,000,000,000 authorized as to Class A Shares and 2,000,000,000 authorized as to Class S Shares) authorized with respect to Treasury Money Market Fund. Capital paid-in for New York Tax-Free Money Market Fund aggregated $201,855,977, par value was $201,856; Money Market Fund aggregated $1,507,071,801, par value was $1,504,699, and Treasury Money Market Fund aggregated $672,307,746, par value was $672,308. Transactions in capital stock were as follows:

	International Equity Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	793,311	$6,229,691	2,317,071	$20,220,549

Shares issued to shareholders in payment of distributions declared	—	—	38,391	324,402

Shares redeemed	(325,555)	(2,667,940)	(856,702)	(7,608,974)

Net change resulting from Class A Share transactions	467,756	$3,561,751	1,498,760	$12,935,977

	International Equity Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	732	$5,970	5,867	$51,179

Shares issued to shareholders in payment of distributions declared	—	—	65	545

Shares redeemed	(69)	(542)	(48)	(404)

Net change resulting from Class B Share transactions	663	$5,428	5,884	$51,320

Net change resulting from share transactions	468,419	$3,567,179	1,504,644	$12,987,297

VISION Group of Funds

	Small Cap Stock Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,003,944	$8,569,608	2,119,892	$20,407,059

Shares issued to shareholders in payment of distributions declared	—	—	356,474	3,350,853

Shares redeemed	(901,570)	(8,018,226)	(2,797,016)	(28,068,423)

Net change resulting from Class A Share transactions	102,374	$551,382	(320,650)	$(4,310,511)

	Small Cap Stock Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	16,811	$150,146	35,927	$357,828

Shares issued to shareholders in payment of distributions declared	—	—	524	4,909

Shares redeemed	(1,682)	(13,186)	(2,585)	(26,445)

Net change resulting from Class B Share transactions	15,129	$136,960	33,866	$336,292

Net change resulting from share transactions	117,503	$688,342	(286,784)	$(3,974,219)

	Mid Cap Stock Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	974,358	$12,523,023	1,470,152	$20,279,831

Shares issued to shareholders in payment of distributions declared	—	—	—	—

Shares redeemed	(890,318)	(11,222,302)	(1,404,964)	(19,533,399)

Net change resulting from Class A Share transactions	84,040	$1,300,721	65,188	$746,432

	Mid Cap Stock Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	13,576	$171,397	58,027	$795,970

Shares issued to shareholders in payment of distributions declared	—	—	—	—

Shares redeemed	(11,489)	(135,616)	(7,918)	(110,374)

Net change resulting from Class B Share transactions	2,087	$35,781	50,109	685,596

Net change resulting from share transactions	86,127	$1,336,502	115,297	$1,432,028

VISION Group of Funds

	Large Cap Growth Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	314,247	$2,171,718	686,206	$5,632,341

Shares issued to shareholders in payment of distributions declared	—	—	—	—

Shares redeemed	(185,826)	(1,346,878)	(163,438)	(1,338,569)

Net change resulting from Class A Share transactions	128,421	$824,840	522,768	$4,293,772

	Large Cap Growth Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	31,097	$209,702	103,098	$828,760

Shares issued to shareholders in payment of distributions declared	—	—	—	—

Shares redeemed	(14,345)	(95,284)	(5,564)	(44,647)

Net change resulting from Class B Share transactions	16,752	$114,418	97,534	$784,113

Net change resulting from share transactions	145,173	$939,258	620,302	$5,077,885

	Large Cap Core Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,477,726	$16,241,303	3,646,229	$34,165,283

Shares issued to shareholders in payment of distributions declared	12,530	93,097	1,342,877	11,333,879

Shares redeemed	(2,059,485)	(13,939,255)	(8,535,161)	(75,345,853)

Net change resulting from Class A Share transactions	430,771	$2,395,145	(3,546,055)	$(29,846,691)

	Large Cap Core Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	16,496	$102,021	45,687	$407,063

Shares issued to shareholders in payment of distributions declared	—	—	2,260	18,951

Shares redeemed	(8,451)	(50,599)	(1,145)	(9,630)

Net change resulting from Class B Share transactions	8,045	$51,422	46,802	$416,384

Net change resulting from share transactions	438,816	$2,446,567	(3,499,253)	$(29,430,307)

VISION Group of Funds

	Large Cap Value Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,147,957	$9,380,638	1,545,342	$16,665,760

Shares issued to shareholders in payment of distributions declared	10,769	89,649	51,256	535,172

Shares redeemed	(474,515)	(3,972,857)	(618,614)	(6,654,028)

Net change resulting from Class A Share transactions	684,211	$5,497,430	977,984	$10,546,904

	Large Cap Value Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	2,265	$20,599	46,217	$483,497

Shares issued to shareholders in payment of distributions declared	—	—	509	5,253

Shares redeemed	(5,925)	(47,952)	(5,492)	(59,451)

Net change resulting from Class B Share transactions	(3,660)	$(27,353)	41,234	429,299

Net change resulting from share transactions	680,551	$5,470,077	1,019,218	$10,976,203

	Managed Allocation Fund— Aggressive Growth
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	156,664	$1,320,234	379,805	$3,663,981

Shares issued to shareholders in payment of distributions declared	—	—	4,835	45,581

Shares redeemed	(68,087)	(572,747)	(30,386)	(287,898)

Net change resulting from Class A Share transactions	88,577	$747,487	354,254	$3,421,664

	Managed Allocation Fund—Aggressive Growth
	Period Ended October 31, 2002(a)
Class B Shares	Shares	Amount
Shares sold	126,230	$1,047,010

Shares issued to shareholders in payment of distributions declared	—	—

Shares redeemed	(1,683)	(13,520)

Net change resulting from Class B Share transactions	124,547	$1,033,490

Net change resulting from share transactions	213,124	$1,780,977

VISION Group of Funds

	Managed Allocation Fund— Moderate Growth
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	294,149	$2,651,960	716,547	$6,973,217

Shares issued to shareholders in payment of distributions declared	5,318	47,257	8,505	82,025

Shares redeemed	(122,465)	(1,075,500)	(72,992)	(711,066)

Net change resulting from Class A Share transactions	177,002	$1,623,717	652,060	$6,344,176

	Managed Allocation Fund—Moderate Growth
	Period Ended October 31, 2002(a)
Class B Shares	Shares	Amount
Shares sold	265,723	$2,404,106

Shares issued to shareholders in payment of distributions declared	306	2,732

Shares redeemed	(4,683)	(40,803)

Net change resulting from Class B Share transactions	261,346	$2,366,035

Net change resulting from share transactions	438,348	$3,989,752

	Managed Allocation Fund— Conservative Growth
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	91,243	$865,234	274,159	$2,687,249

Shares issued to shareholders in payment of distributions declared	3,959	37,324	5,272	50,990

Shares redeemed	(32,837)	(309,450)	(38,557)	(375,485)

Net change resulting from Class A Share transactions	62,365	$593,108	240,874	$2,362,754

	Managed Allocation Fund—Conservative Growth
	Period Ended October 31, 2002(a)
Class B Shares	Shares	Amount
Shares sold	106,563	$1,005,353

Shares issued to shareholders in payment of distributions declared	452	4,232

Shares redeemed	(1,028)	(9,528)

Net change resulting from Class B Share transactions	105,987	$1,000,057

Net change resulting from share transactions	168,352	$1,593,165

VISION Group of Funds

	New York Municipal Income Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
	Shares	Amount	Shares	Amount
Shares sold	900,879	$9,564,578	1,940,141	$20,209,605

Shares issued to shareholders in payment of distributions declared	69,384	736,631	153,236	1,597,624

Shares redeemed	(854,954)	(9,053,151)	(1,681,248)	(17,520,654)

Net change resulting from share transactions	115,309	$1,248,058	412,129	$4,286,575

	Pennsylvania Municipal Income Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
	Shares	Amount	Shares	Amount
Shares sold	632,571	$6,569,460	1,197,299	$12,209,799

Shares issued to shareholders in payment of distributions declared	5,623	58,602	15,298	155,972

Shares redeemed	(731,659)	(7,618,080)	(1,494,043)	(15,275,332)

Net change resulting from share transactions	(93,465)	$(990,018)	(281,446)	$(2,909,561)

	Intermediate Term Bond Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
	Shares	Amount	Shares	Amount
Shares sold	1,162,050	$11,205,928	2,766,941	$26,476,776

Shares issued to shareholders in payment of distributions declared	60,453	583,747	191,924	1,837,004

Shares redeemed	(2,227,867)	(21,482,222)	(9,079,598)	(86,429,386)

Net change resulting from share transactions	(1,005,364)	$(9,692,547)	(6,120,733)	$(58,115,606)

	U.S. Government Securities Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
	Shares	Amount	Shares	Amount
Shares sold	2,434,181	$23,501,575	4,901,159	$46,587,996

Shares issued to shareholders in payment of distributions declared	155,018	1,501,560	336,732	3,210,442

Shares redeemed	(2,078,750)	(20,189,628)	(2,407,976)	(22,959,459)

Net change resulting from share transactions	510,449	$4,813,507	2,829,915	$26,838,979

VISION Group of Funds

	New York Tax-Free Money Market Fund
	Six Months Ended October 31, 2002	Year Ended April 30, 2002
Shares sold	1,044,194,862	2,194,740,601

Shares issued to shareholders in payment of distributions declared	461,374	1,714,421

Shares redeemed	(1,029,843,009)	(2,167,771,022)

Net change resulting from share transactions	14,813,227	28,684,000

	Money Market Fund
Class A Shares	Six Months Ended October 31, 2002	Year Ended April 30, 2002
Shares sold	44,124,361,187	112,180,878,513

Shares issued to shareholders in payment of distributions declared	3,513,653	22,882,631

Shares redeemed	(44,235,936,338)	(112,289,609,561)

Net change resulting from Class A Share transactions	(108,061,498)	(85,848,417)

	Money Market Fund
Class S Shares	Six Months Ended October 31, 2002	Year Ended April 30, 2002
Shares sold	10,935,079,098	23,139,522,831

Shares issued to shareholders in payment of distributions declared	—	4

Shares redeemed	(10,947,002,709)	(23,088,815,283)

Net change resulting from Class S Share transactions	(11,923,611)	50,707,552

	Money Market Fund
Institutional Shares	Six Months Ended October 31, 2002	Period Ended April 30, 2002(b)
Shares sold	7,818,454	3,949,272

Shares issued to shareholders in payment of distributions declared	14,700	5,748

Shares redeemed	(8,195,367)	(1,150,263)

Net change resulting from Institutional Share transactions	(362,213)	2,804,757

Net change resulting from share transactions	(120,347,322)	(32,336,108)

VISION Group of Funds

	Treasury Money Market Fund
Class A Shares	Six Months Ended October 31, 2002	Year Ended April 30, 2002
Shares sold	13,249,025,004	27,305,844,226

Shares issued to shareholders in payment of distributions declared	370,352	2,061,616

Shares redeemed	(13,344,167,767)	(27,356,854,865)

Net change resulting from Class A Share transactions	(94,772,411)	(48,949,023)

	Treasury Money Market Fund
Class S Shares	Six Months Ended October 31, 2002	Year Ended April 30, 2002
Shares sold	2,741,449,390	6,747,916,589

Shares issued to shareholders in payment of distributions declared	—	4

Shares redeemed	(2,741,864,858)	(6,742,848,284)

Net change resulting from Class S Share transactions	(415,468)	5,068,309

Net change resulting from share transactions	(95,187,879)	(43,880,714)

(a)	Reflects operations for the period from May 1, 2002 (date of initial public investment) to October 31, 2002.
(b)	Reflects operations for the period from September 4, 2001 (date of initial public investment) to April 30, 2002.

Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—M&T Asset Management, a department of Manufacturers and Traders Trust Company, the Funds’ investment adviser (the “Adviser” or “M&T”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund Name	Annual Rate
International Equity Fund	1.00%
Small Cap Stock Fund	0.85%
Mid Cap Stock Fund	0.85%
Large Cap Growth Fund	0.85%
Large Cap Core Fund	0.85%
Large Cap Value Fund	0.70%
Aggressive Growth Fund	0.25%
Moderate Growth Fund	0.25%
Conservative Growth Fund	0.25%
New York Municipal Income Fund	0.70%
Pennsylvania Municipal Income Fund	0.70%
Intermediate Term Bond Fund	0.70%
U.S. Government Securities Fund	0.70%
New York Tax-Free Money Market Fund	0.50%
Money Market Fund	0.50%
Treasury Money Market Fund	0.50%

Sub-Adviser Fee—Federated Investment Management Company (“FIMCO”) is the sub-adviser to New York Tax-Free Money Market Fund, and receives for its services an allocable portion of the adviser fee that the Adviser receives from

VISION Group of Funds

New York Tax-Free Money Market Fund. FIMCO is paid by the Adviser as follows: 0.20% on the first $100 million of average daily net assets; 0.18% on the next $100 million of average daily net assets and 0.15% on average daily net assets over $200 million.

Independence Investment LLC (“Independence”) is the sub-adviser to the Mid Cap Stock Fund, and receives for its services an allocable portion of the adviser fee that the Adviser receives from Mid Cap Stock Fund. Independence’s fee is paid by the Adviser and not the Fund. The sub-adviser is paid by the Adviser as follows: 0.40% on the first $500 million average daily net assets and 0.35% on average daily net assets over $500 million.

Montag & Caldwell, Inc. (“Montag & Caldwell”) is the sub-adviser to the Large Cap Growth Fund, and receives for its services an allocable portion of the adviser fee that the Adviser receives from Large Cap Growth Fund. Montag & Caldwell’s fee is paid by the Adviser and not the Fund. The sub-adviser is paid by the Adviser as follows: 0.50% on the first $50 million average daily net assets; 0.40% on the next $50 million average daily net assets; 0.30% on the next $100 million average daily net assets and 0.20% on average daily net assets over $200 million.

LSV Asset Management (“LSV”) is the sub-adviser of the value component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Adviser receives from Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. LSV is paid by the Adviser as follows: 0.65% on the first $50 million of average daily net assets and 0.55% on average daily net assets over $50 million.

Mazama Capital Management, Inc. (“Mazama”) is the sub-adviser of the growth component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee that the Adviser receives from Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. The fee is paid by the Adviser out of the fees it receives and is not a Fund expense. Mazama is paid by the Adviser as follows: 0.70% of average daily net assets.

UBS Global Asset Management (Americas), Inc. (“UBS Global”) is the sub-adviser of International Equity Fund, and receives an allocable portion of the advisory fee the Adviser receives from International Equity Fund. The allocation is based on the amount of securities that UBS Global manages for the Fund. The fee is paid by the Adviser out of the fees it receives and is not a Fund expense. UBS Global is paid by the Adviser as follows: 0.40% on the first $50 million of average daily net assets; 0.35% on the next $150 million of average daily net assets and 0.30% on average daily net assets over $200 million.

Administrative Fee—Federated Services Company (“FServ”) and M&T Securities, Inc. (“M&T Securities”) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. During the period May 1, 2001 through September 30, 2002, administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FServ

Maximum Fee	Average Aggregate Daily Net Assets of the VISION Group of Funds
0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.015%	on assets in excess of $5 billion

Fees Payable to M&T Securities, Inc.

Maximum Fee	Average Aggregate Daily Net Assets of the VISION Group of Funds
0.04%	on the first $5 billion
0.015%	on assets in excess of $5 billion

VISION Group of Funds

Effective October 1, 2002 the Administrative Fee has been changed to reflect the following fee schedule.

Fees Payable to FServ

Maximum Fee	Average Aggregate Daily Net Assets of the VISION Group of Funds
0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.02%	on the next $2 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees Payable to M&T Securities, Inc.

Maximum Fee	Average Aggregate Daily Net Assets of the VISION Group of Funds
0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive a portion of its fee, and can each modify or terminate its voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent and Fund Accounting Fee—FServ provides the Funds with certain administrative personnel and fund accounting services. FServ through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period.

Distribution Services Fee—The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corporation (“FSC”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds’ Class A Shares, Class B Shares and Class S Shares. The Plan provides that each Fund may incur distribution expenses of up to 0.25%, 0.75% and 0.25% of the average daily net assets of each Funds’ Class A Shares, Class B Shares and Class S Shares, respectively, annually to compensate FSC. For the six months ended October 31, 2002, the Funds’ Class A Shares did not pay or accrue a distribution services fee. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with FServ and M&T Securities, M&T Securities may receive from FServ up to 0.25% of average daily net assets of each Fund for the period. The fee paid to M&T Securities is used to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities may voluntarily choose to waive any portion of its fee with respect to the Funds. M&T Securities can modify or terminate this voluntary waiver at any time at its sole discretion.

General—Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions—During the six months ended October 31, 2002, New York Tax-Free Money Market Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and or common officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $129,520,000 and $83,100,000, respectively.

VISION Group of Funds

Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six months ended October 31, 2002, were as follows:

Fund Name	Purchases	Sales
International Equity Fund	$14,478,479	$9,562,789
Small Cap Stock Fund	36,594,902	34,728,762
Mid Cap Stock Fund	42,995,549	40,734,232
Large Cap Growth Fund	3,764,620	3,280,823
Large Cap Core Fund	23,580,233	18,445,307
Large Cap Value Fund	12,092,144	5,172,674
Aggressive Growth Fund	2,156,524	366,847
Moderate Growth Fund	4,309,833	486,441
Conservative Growth Fund	1,692,184	200,865
New York Municipal Income Fund	21,868,028	18,963,218
Pennsylvania Municipal Income Fund	17,572,725	13,304,217
Intermediate Term Bond Fund	20,113,164	34,714,824
U.S. Government Securities Fund	11,248,990	11,666,019

Purchases and sales of long-term U.S. government securities for the six months ended October 31, 2002 were as follows:

Fund Name	Purchases	Sales
Intermediate Term Bond Fund	$49,461,305	$41,921,042
U.S. Government Securities Fund	26,844,611	25,460,989

Concentration of Credit Risk

Since New York Tax-Free Money Market, Pennsylvania Municipal Income Fund and New York Municipal Income Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2002, 63.3% for New York Tax-Free Money Market Fund, 61.4% for Pennsylvania Municipal Income Fund and 30.1% for New York Municipal Income Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.1% for New York Tax-Free Money Market Fund, 27.1% for Pennsylvania Municipal Income Fund and 5.1% for New York Municipal Income Fund of total market value of investments.

International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

VISION Group of Funds

At October 31, 2002, the diversification of industries in International Equity Fund was as follows:

Industry	Percentage of Net Assets
Automobiles	2.9%
Banking	14.4%
Building Materials & Components	1.1%
Business & Public Services	1.3%
Chemicals	3.8%
Commercial Services	1.1%
Computers	0.7%
Education	0.3%
Electrical & Electronic	4.2%
Energy Sources	10.4%
Financial Services	3.9%
Food & Beverage & Tobacco	7.6%
Forest Products & Paper	1.1%
Health & Personal Care	10.8%
Industrial Components	0.5%
Insurance	4.7%
Manufacturing	4.3%
Media	0.9%
Printing & Publishing	4.3%
Real Estate	0.6%
Recreation, Other Consumer Goods	4.2%
Retail	1.2%
Telecommunications	7.5%
Transportation	1.1%
Utilities	2.0%
Water	0.4%

Line of Credit

The Funds (except Managed Allocation Fund — Aggressive Growth, Managed Allocation Fund — Moderate Growth and Managed Allocation Fund — Conservative Growth) entered into a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The funds did not utilize the LOC during the six months ended October 31, 2002.

Shares of the VISION Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company,
and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VISION EQUITY FUNDS

- VISION International Equity Fund
- VISION Small Cap Stock Fund
- VISION Mid Cap Stock Fund
- VISION Large Cap Growth Fund
- VISION Large Cap Core Fund
- VISION Large Cap Value Fund

VISION FIXED INCOME FUNDS

VISION FUND-OF-FUNDS

- VISION Managed Allocation Fund—Aggressive Growth
- VISION Managed Allocation Fund—Moderate Growth
- VISION Managed Allocation Fund—Conservative Growth

VISION MONEY MARKET FUNDS

- VISION New York Tax-Free Money Market Fund
- VISION Money Market Fund
- VISION Treasury Money Market Fund

Cusip 92830F547
Cusip 92830F554
Cusip 92830F562
Cusip 92830F307
Cusip 92830F877
Cusip 92830F109
Cusip 92830F885
Cusip 92830F208
Cusip 92830F406
Cusip 92830F505
Cusip 92830F802
Cusip 92830F810
Cusip 92830F794
Cusip 92830F786
Cusip 92830F851
Cusip 92830F844
Cusip 92830F679
Cusip 92830F661
Cusip 92830F752
Cusip 92830F778
Cusip 92830F760
Cusip 92830F711
Cusip 92830F737
Cusip 92830F729
Cusip 92830F745
Cusip 92830F695
Cusip 92830F687
G00158-03 (12/02)

VISION GROUP OF FUNDS

www.visionfunds.net • visionfunds@mandtbank.com

Mutual Fund Shareholder Services
P.O. Box 4556
Buffalo, NY 14240-4556

Sign up for Fund Document e-delivery by visiting
www.visionfunds.net/myaccount

Institutional Funds

VISION GROUP OF FUNDS

Semi-Annual Report to Shareholders

October 31, 2002

for Where you want to be

President’s Message

Dear Investor:

I am pleased to present the Semi-Annual Report of the VISION Institutional Funds for the first half of the funds’ current fiscal year, which is the six-month period from May 1, 2002 through October 31, 2002. This report begins with a discussion by VISION Institutional Limited Duration U.S. Government Fund’s management about the economy, the market, and fund strategies over the reporting period. Next, you’ll find a complete list of portfolio holdings and financial statements for each fund.

Fund-by-fund performance highlights are as follows:

VISION Institutional Prime Money Market Fund pursues a competitive level of daily income, daily liquidity and a stable $1.00 net asset value.* It invests in a diversified portfolio of corporate and U.S. government money market securities. During the period, the Fund paid dividends totaling $0.007 per share. The Fund produced a total return of 0.72% based on net asset value. Net assets totaled $267.7 million at the end of the period.

VISION Institutional Limited Duration U.S. Government Fund pursues current income, with preservation of capital as a secondary objective, by investing in short-term government securities. The Fund paid dividends totaling $0.228 per share, while the net asset value rose by $0.14. As a result, the Fund produced a total return of 3.79% on a net asset value basis, or 0.71% adjusted for the Fund’s sales charge.** At the end of the period, the Fund’s net assets totaled $106.1 million.

VISION Money Market Fund, a diversified portfolio of corporate and U.S. government money market securities, pursues a stable $1.00 net asset value.* During the period, the Fund paid dividends totaling $0.006 per share. The Fund’s Institutional Shares produced a total return of 0.61% based on net asset value. The Fund’s net assets totaled $1.5 billion at the end of the period.

As always, thank you for choosing one or more of the VISION Institutional Funds to pursue your financial goals. We’ll continue to keep you up-to-date on your progress.

Sincerely,

/s/Carl W. Jordan
Carl W. Jordan
President
December 16, 2002

*
An investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

**
Performance quoted reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

1

VISION
Institutional Limited Duration  U.S. Government Fund

Even though the Federal Reserve Board kept monetary policy steady from May through October, yields on short and intermediate U.S. government obligations continued to fall, resulting in price appreciation. The net asset value of the Fund rose from $9.80 on April 30, 2002 to $9.94 on October 31, 2002. Yields on two-year Treasury Notes fell from over 3.00% in early May to less than 2.00% by the end of October. Since April 2002, the Fund has grown by over $17 million in net assets.

With war on the horizon, deflationary fears rising, a weak stock market, and an economy teetering between slow growth and recession, short government bonds were strong performers. The result of this strong performance was a steeper yield curve, reflecting greater yield differences between two-year and ten-year notes than existed six months or one year ago.

For the six months ended October 31, 2002, the total return of the Fund was 3.79% on a net asset value basis, or 0.71% adjusted for the Fund’s sales charge.* This compares favorably with the returns of money market mutual funds and short term corporate bond funds over the same period of time. Over the last six months, the Fund has generally maintained an average maturity shorter than the Lehman Brothers 1-3 Year Government Bond Index.** This strategy reflected our belief that the economy would regain its momentum during the summer, after significant stimulus in the form of easier monetary policy over the last twelve months. We continue to maintain our “AAA” credit quality,*** but will consider establishing a position in “A” rated corporate bonds should they continue to look attractive relative to the Treasuries, Agencies and Mortgage-Backed Securities already in the portfolio.

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The Lehman Brothers 1-3 Year Government Bond Index is comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year and maximum maturity of 2.9 years are included. Indexes are unmanaged and investments cannot be made in an index.

***	Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

2

VISION Institutional Prime Money Market Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Principal Amount		Value
(1)Corporate Obligations—43.4%
	Asset-Backed—7.5%
$10,000,000	Apreco, Inc. 1.760%, 11/19/2002	$9,991,200
5,000,000	Asset Securitization Cooperative Corp., 1.750%, 11/8/2002	4,998,299
5,000,000	CIESCO LP, 1.710%, 11/21/2002	4,995,250

	Total	19,984,749

	Banking—3.4%
9,000,000	Wells Fargo & Co., 1.740%, 11/1/2002	9,000,000

	Diversified—4.4%
12,000,000	General Electric Capital Corp., 1.750%-2.050%, 11/25/2002-2/19/2003	11,947,775

	Financial Retail—3.7%
10,000,000	American Express Credit Corp., 1.670%, 11/13/2002	9,994,433

	Financial Services—4.7%
12,500,000	Citicorp, 1.750%-1.770%, 11/4/2002-11/12/2002	12,494,820

	Food & Beverage—3.7%
10,000,000	Nestle Capital Corp., 1.700%-1.740%, 11/26/2002-1/13/2003	9,976,722

	Insurance—10.6%
8,500,000	AIG Funding, Inc., 1.840%, 3/10/2003	8,443,957
8,000,000	American General Finance Corp., 1.740%, 1/6/2003	7,974,480
3,000,000	Prudential Funding Corp., 1.740%, 12/2/2002	2,995,505
9,000,000	Transamerica Finance Corp., 1.770%, 11/14/2002	8,994,247

	Total	28,408,189

	Media—3.5%
9,445,000	Gannett Co., Inc., 1.740%, 11/15/2002	9,438,609

	Pharmaceuticals—1.9%
5,000,000	Abbott Laboratories, 1.720%, 11/5/2002	4,999,044

	Total Corporate Obligations	116,244,341

Principal Amount		Value
U.S. Government Agencies—38.4%
	Federal Home Loan Mortgage Corporation—4.4%
$12,000,000	1.750%, 12/30/2002	$11,965,583

	Federal National Mortgage Association—32.1%
8,500,000	1.505%, 5/2/2003	8,435,327
5,000,000	1.565%, 4/9/2003	4,965,440
11,000,000	1.620%, 2/5/2003	10,952,480
15,000,000	1.675%, 4/16/2003	14,884,146
10,000,000	1.700%, 12/4/2002	9,984,417
8,500,000	1.700%, 12/20/2002	8,480,332
5,000,000	1.700%, 1/15/2003	4,982,292
20,000,000	1.900%, 11/27/2002	19,972,555
3,204,000	2.370%, 12/13/2002	3,195,141

	Total	85,852,130

	Student Loan Marketing Association—1.9%
5,000,000	1.638%, 3/21/2003	4,999,616

	Total U.S. Government Agencies	102,817,329

(2)Note-Variable—3.9%
10,500,000	Morgan Stanley, 1.925%, 11/1/2002	10,500,000

Repurchase Agreement—14.4%
38,475,000	Repurchase agreement with State Street Corp., dated 10/31/2002, due 11/1/2002 at 1.840%, collateralized by U.S. Treasury Notes, due 3/31/2004 (repurchase proceeds $38,476,967) (cost of $38,475,000)	38,475,000

	Total Investments (at amortized cost)	$268,036,670

(See Notes to Portfolios of Investments)

3

VISION Institutional Limited Duration U.S. Government Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Principal Amount		Value
Collateralized Mortgage Obligations—37.7%
	Federal Home Loan Mortgage Corporation—21.8%
$3,000,000	Series 2399-PM, REMIC, 5.500%, 6/15/2010	$3,104,866
5,000,000	Series 2456-CB, REMIC, 5.500%, 9/15/2016	5,156,552
2,085,505	Series 1601-PH, REMIC, 6.000%, 4/15/2008	2,179,082
7,000,000	Series 1638-E, REMIC, 6.250%, 4/15/2023	7,444,150
787,400	Series 1197-G, REMIC, 6.750%, 12/15/2006	793,786
1,124,608	Series 1295-J, REMIC, 7.500%, 3/15/2007	1,143,906
2,783,777	Series 1154-GB, REMIC, 8.000%, 10/15/2006	2,874,529
405,425	Series 1253-E, REMIC, 8.000%, 2/15/2007	416,132

	Total	23,113,003

	Federal National Mortgage Association—11.0%
5,974,273	Series 1993-52-H, REMIC, 6.500%, 8/25/2007	6,104,213
1,000,000	Series 1997-26-K, REMIC, 6.600%, 9/18/2010	1,033,220
1,963,396	Series 1993-77-H, REMIC, 6.750%, 11/25/2020	2,010,399
984,576	Series 1992-43-E, REMIC, 7.500%, 4/25/2022	1,054,393
1,448,745	Series 1991-4-G, REMIC, 8.250%, 1/25/2006	1,522,066

	Total	11,724,291

	Government National Mortgage Association—4.9%
5,000,000	5.000%, 7/20/2024	5,161,400

	Total Collateralized Mortgage Obligations (identified cost $39,626,438)	39,998,694

Government Agencies—37.3%
	Federal Home Loan Bank—27.8%
5,000,000	3.500%, 8/15/2006	5,116,200
5,000,000	4.540%, 8/1/2007	5,182,050
5,000,000	5.375%, 2/15/2006	5,429,950
5,000,000	5.945%, 7/28/2008	5,616,550
2,500,000	6.375%, 11/14/2003	2,625,950
5,000,000	7.125%, 2/15/2005	5,554,400

	Total	29,525,100

	Federal National Mortgage Association—9.5%
9,500,000	5.420%, 4/4/2007	10,093,370

	Total Government Agencies (identified cost $38,393,158)	39,618,470

Principal Amount or Shares		Value
Mortgage-Backed Securities—3.1%
	Federal Home Loan Mortgage Corporation—1.9%
$1,000,465	6.000%, 8/1/2006	$1,042,044
915,009	9.000%, 4/1/2016	991,065

	Total	2,033,109

	Federal National Mortgage Association—0.8%
750,677	9.000%, 6/1/2022	829,730

	Government National Mortgage Association—0.4%
38,330	8.500%, 2/15/2017	42,738
14,340	8.500%, 4/15/2017	15,989
81,489	8.500%, 7/15/2021	89,892
129,006	8.500%, 7/15/2021	142,028
96,928	8.500%, 1/15/2023	106,711

	Total	397,358

	Total Mortgage-Backed Securities (identified cost $3,168,638)	3,260,197

U.S. Treasury Obligations—21.1%
	U.S. Treasury Notes—21.1%
5,000,000	2.875%, 6/30/2004	5,105,950
5,000,000	3.625%, 3/31/2004	5,150,300
5,000,000	5.750%, 11/15/2005	5,530,600
3,000,000	5.875%, 11/15/2004	3,250,020
3,000,000	6.750%, 5/15/2005	3,357,060

	Total U.S. Treasury Obligations (identified cost $21,855,844)	22,393,930

Mutual Fund—4.9%
5,258,292	Seven Seas Money Market Fund (at net asset value)	5,258,292

	Total Investments (identified cost $108,302,370)	$110,529,583

(See Notes to Portfolios of Investments)

4

VISION Money Market Fund
Portfolio of Investments
October 31, 2002 (unaudited)

Principal Amount		Value

(1)Corporate Obligations—51.0%
	Asset-Backed—10.3%
$ 65,000,000	Apreco, Inc., 1.763%, 11/19/2002	$64,942,800
45,000,000	Asset Securitization Cooperative Corp., 1.752%, 11/8/2002	44,984,688
45,000,000	CIESCO LP, 1.714%, 11/21/2002	44,957,250

	Total	154,884,738

	Banking—3.3%
50,000,000	Wells Fargo & Co., 1.745%, 11/1/2002	50,000,000

	Diversified—5.0%
75,000,000	General Electric Capital Corp., 1.764%-2.075%, 11/25/2002-2/19/2003	74,698,472

	Financial Retail—4.0%
60,000,000	American Express Credit Corp., 1.677%, 11/13/2002	59,966,600

	Financial Services—5.0%
75,000,000	Citicorp, 1.756%-1.781%, 11/4/2002-11/12/2002	74,969,312

	Food & Beverage—4.6%
70,000,000	Nestle Capital Corp., 1.700%-1.750%, 11/26/2002-1/13/2003	69,859,444

	Insurance—11.6%
50,000,000	AIG Funding, Inc., 1.863%, 3/10/2003	49,670,333
50,000,000	American General Finance Corp., 1.746%, 1/6/2003	49,840,500
25,000,000	Prudential Funding Corp., 1.744%, 12/2/2002	24,962,542
50,000,000	Transamerica Finance Corp., 1.775%, 11/14/2002	49,968,042

	Total	174,441,417

	Media—4.6%
70,000,000	Gannett Co., Inc., 1.742%, 11/15/2002	69,952,633

	Pharmaceutical—2.6%
40,000,000	Abbott Laboratories, 1.726%, 11/5/2002	39,992,356

	Total Corporate Obligations	768,764,972

Principal Amount		Value
(1)U.S. Government Agencies—39.4%
	Federal Home Loan Mortgage Corporation—4.0%
$ 60,000,000	1.750%, 12/30/2002	$59,827,917

	Federal National Mortgage Association—32.4%
50,000,000	1.505%, 5/2/2003	49,619,569
45,000,000	1.565%, 4/9/2003	44,688,956
74,000,000	1.620%, 2/5/2003	73,680,320

100,000,000	1.675%, 4/16/2003	99,227,639
50,000,000	1.700%, 12/4/2002	49,922,083
50,000,000	1.700%, 12/20/2002	49,884,306
45,000,000	1.700%, 1/15/2003	44,840,625
50,000,000	1.900%, 11/27/2002	49,931,389
27,000,000	2.370%, 12/13/2002	26,925,345

	Total	488,720,232

	Student Loan Marketing Association—3.0%
45,000,000	1.638%, 3/21/2003	44,996,548

	Total Government Agencies	593,544,697

(2)Note-Variable—5.0%
75,000,000	Morgan Stanley, 1.925%, 11/1/2002	75,000,000

Repurchase Agreement—4.7%
71,079,000	Repurchase agreement with State Street Corp., dated 10/31/2002, due 11/1/2002 at 1.840%, collateralized by U.S. Treasury Notes, due 3/31/2004 (repurchase proceeds $71,082,633) (cost of $71,079,000)	71,079,000

	Total Investments (at amortized cost)	$1,508,388,669

(See Notes to Portfolios of Investments)

5

Notes to Portfolios of Investments

The categories of investments are shown as a percentage of net assets at October 31, 2002.

(1)	Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.
(2)	Denotes variable rate securities with current rate and next demand date.

The following acronym is used throughout this report:

REMIC—Real Estate Mortgage Investment Conduit

VISION Fund	Cost of Investments for Federal Tax Purposes		Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets
Institutional Prime Money Market Fund	$268,036,670	*	$—	$—	$—	$267,694,492
Institutional Limited Duration U.S. Government Fund	108,302,370		2,227,213	2,342,685	115,472	106,137,630
Money Market Fund	1,508,388,669	*	—	—	—	1,507,041,014

* at amortized cost

(See Notes which are an integral part of the Financial Statements)

6

VISION Group of Funds
Statements of Assets and Liabilities
October 31, 2002 (unaudited)

	Institutional Prime Money Market Fund	Institutional Limited Duration U.S. Government Fund	Money Market Fund
Assets:

Investments in securities, at amortized cost and value	$229,561,670	$110,529,583	$1,437,309,669

Investments in repurchase agreements, at amortized cost	38,475,000	—	71,079,000

Total investments	268,036,670	110,529,583	1,508,388,669

Cash	551	104,229	58

Income receivable	28,016	1,013,279	206,158

Total assets	268,065,237	111,647,091	1,508,594,885

Liabilities:

Income distribution payable	331,038	401,512	1,333,394

Payable for investments purchased	—	5,104,229	—

Accrued expenses	39,707	3,720	220,477

Total liabilities	370,745	5,509,461	1,553,871

Net Assets	$267,694,492	$106,137,630	$1,507,041,014

Net Assets Consist of:

Paid in capital	$267,673,310	$105,715,646	$1,507,071,801

Net unrealized appreciation of investments	—	2,227,213	—

Accumulated net realized gain (loss) on investments	32,166	(1,342,491)	14,756

Accumulated distributions in excess of net investment income	(10,984)	(462,738)	(45,543)

Total Net Assets	$267,694,492	$106,137,630	$1,507,041,014

Class A Shares	—	—	$1,404,169,449

Class S Shares	—	—	$100,429,298

Institutional Shares	$267,694,492	$106,137,630	$2,442,267

Shares Outstanding:

Class A Shares	—	—	1,404,395,307

Class S Shares	—	—	100,233,950

Institutional Shares	267,698,892	10,675,372	2,442,544

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value Per Share

Class A Shares	—	—	$1.00

Class S Shares	—	—	$1.00

Institutional Shares	$1.00	$9.94	$1.00

Offering Price Per Share*

Institutional Shares	$—	$10.25 **	$—

Investments, at identified cost	$268,036,670	$108,302,370	$1,508,388,669

* See “What Do Shares Cost?” in the Prospectus.
** Computation of offering price per share 100/97 of net asset value.

(See Notes which are an integral part of the Financial Statements)

7

VISION Group of Funds
Statements of Operations
Six Months Ended October 31, 2002 (unaudited)

	Institutional Prime Money Market Fund	Institutional Limited Duration U.S. Government Fund	Money Market Fund
Investment Income:

Interest	$2,339,493	$2,169,296	$14,195,118

Expenses:

Investment adviser fee	644,070	297,417	3,908,423

Administrative personnel and services fee	110,879	42,668	672,670

Custodian fees	6,352	2,478	23,701

Transfer and dividend disbursing agent fees and expenses	44,544	23,352	324,537

Directors’ fees	3,022	1,138	13,694

Auditing fees	5,386	3,400	50,354

Legal fees	1,800	722	12,487

Portfolio accounting fees	57,966	22,306	351,758

Distribution services fee—Class S Shares	—	—	129,418

Shareholder services fee—Class A Shares	—	—	1,821,399

Shareholder services fee—Class S Shares	—	—	129,418

Shareholder services fee—Institutional Shares	—	123,924	3,395

Share registration costs	8,916	8,042	16,791

Printing and postage	13,001	6,746	112,771

Insurance premiums	964	593	3,908

Miscellaneous	6,348	5,410	4,294

Total expenses	903,248	538,196	7,579,018

Waivers:

Waiver of investment adviser fee	(386,442)	(99,139)	(1,563,369)

Waiver of shareholder services fee—Class A Shares	—	—	(364,280)

Waiver of shareholder services fee—Institutional Shares	—	(99,139)	(2,037)

Total waivers	(386,442)	(198,278)	(1,929,686)

Net expenses	516,806	339,918	5,649,332

Net investment income	1,822,687	1,829,378	8,545,786

Realized and Unrealized Gain on Investments:

Net realized gain on investments	—	586,512	—

Net change in unrealized appreciation of investments	—	1,249,458	—

Net realized and unrealized gain on investments	—	1,835,970	—

Change in net assets resulting from operations	$1,822,687	$3,665,348	$8,545,786

(See Notes which are an integral part of the Financial Statements)

8

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9

VISION Group of Funds
Statements of Changes in Net Assets

	Institutional Prime Money Market Fund
	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002
Increase (Decrease) in Net Assets:

Operations:

Net investment income	$1,822,687	$6,042,834

Net realized gain (loss) on investments	—	—

Net change in unrealized appreciation of investments	—	—

Change in net assets resulting from operations	1,822,687	6,042,834

Distributions to Shareholders:

Distributions from net investment income

Class A Shares	—	—

Class S Shares	—	—

Institutional Shares	(1,824,508)	(6,042,834)

Change in net assets resulting from distributions to shareholders	(1,824,508)	(6,042,834)

Share Transactions:

Proceeds from sale of shares	599,080,053	922,203,584

Net asset value of shares issued to shareholders in payment of distributions declared	362,669	1,634,292

Cost of shares redeemed	(550,565,228)	(891,032,360)

Change in net assets resulting from share transactions	48,877,494	32,805,516

Change in net assets	48,875,673	32,805,516

Net Assets:

Beginning of period	218,818,819	186,013,303

End of period	$267,694,492	$218,818,819

Distributions in excess of net investment income included in net assets at end of period	$(10,984)	$(9,163)

(See Notes which are an integral part of the Financial Statements)

10

Institutional Limited Duration U.S. Government Fund		Money Market Fund
Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002	Six Months Ended (unaudited) October 31, 2002	Year Ended April 30, 2002

$1,829,378	$3,045,340	$8,545,786	$42,149,990
586,512	48,737	—	(25,337)
1,249,458	532,720	—	—

3,665,348	3,626,797	8,545,786	42,124,653

—	—	(8,308,413)	(40,321,122)
—	—	(225,963)	(1,823,120)
(2,270,824)	(3,861,010)	(16,860)	(5,748)

(2,270,824)	(3,861,010)	(8,551,236)	(42,149,990)

27,120,932	56,034,201	55,067,258,739	135,324,350,616
730,999	928,717	3,528,353	22,888,383
(12,122,350)	(23,997,059)	(55,191,134,414)	(135,379,575,107)

15,729,581	32,965,859	(120,347,322)	(32,336,108)

17,124,105	32,731,646	(120,352,772)	(32,361,445)

89,013,525	56,281,879	1,627,393,786	1,659,755,231

$106,137,630	$89,013,525	$1,507,041,014	$1,627,393,786

$(462,738)	$(21,292)	$(45,543)	$(40,093)

11
VISION Group of Funds
Financial Highlights

(For an Institutional Share outstanding throughout each period)

Period Ended April 30,		Net Asset Value, beginning of period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains

Institutional Prime Money Market Fund(c)
1997	(d)	$1.00	0.04		0.00	(e)	0.04	(0.04)	—
1998	(g)	$1.00	0.05		0.00	(e)	0.05	(0.05)	—
1999	(g)	$1.00	0.05		0.00	(e)	0.05	(0.05)	—
2000	(g)	$1.00	0.05		0.00	(e)	0.05	(0.05)	—
2001	(h)(i)	$1.00	0.05		—		0.05	(0.05)	—
2002		$1.00	0.03		—		0.03	(0.03)	—
2002	(j)	$1.00	0.01		(0.00	)(e)	0.01	(0.01)	—
Institutional Limited Duration U.S. Government Fund(k)
1998	(l)	$10.00	0.56		(0.04)		0.52	(0.56)	(0.00	)(e)
1999	(g)	$9.96	0.54		(0.13)		0.41	(0.54)	(0.00	)(e)
2000	(g)	$9.83	0.55		(0.14)		0.41	(0.55)	—
2001	(h)(i)	$9.69	0.50		0.11		0.61	(0.49)	—
2002		$9.81	0.62	(m)	(0.06	)(m)	0.56	(0.57)	—
2002	(j)	$9.80	0.19		0.18		0.37	(0.23)	—
Money Market Fund
2002	(n)	$1.00	0.01		—		0.01	(0.01)	—
2002	(j)	$1.00	0.01		—		0.01	(0.01)	—

(a)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c)	Formerly Governor Prime Money Market Fund, effective date January 8, 2001.
(d)	Reflects operations for the period from October 7, 1996 (date of initial public investment) to June 30, 1997.
(e)	Less than $0.01 per share.
(f)	Computed on an annualized basis.
(g)	Reflects operations for the year ended June 30.
(h)	Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds changed their fiscal year end from June 30 to April 30.
(i)	Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
(j)	Six months ended October 31, 2002 (unaudited).
(k)	Formerly Governor Limited Duration Government Securities Fund, effective date January 8, 2001.
(l)	Reflects operations for the period from July 1, 1997 (date of initial public investment) to June 30, 1998.
(m)
Effective May 1, 2001, the Institutional Limited Duration U.S. Government Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $0.05, increase net realized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.68% to 4.55%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(n)	Reflects operations for the period from September 4, 2001 (date of initial public investment) to April 30, 2002.

(See Notes which are an integral part of the Financial Statements)

12

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.04)	$1.00	3.73%	0.36	%(f)	5.02	%(f)	0.70	%(f)	$95,850	—
(0.05)	$1.00	5.19%	0.48%		5.14%		0.76%		$217,861	—
(0.05)	$1.00	4.80%	0.49%		4.68%		0.80%		$261,561	—
(0.05)	$1.00	5.46%	0.47%		5.34%		0.70%		$282,014	—
(0.05)	$1.00	4.81%	0.53	%(f)	5.76	%(f)	0.21	%(f)	$186,013	—
(0.03)	$1.00	2.63%	0.41%		2.54%		0.30%		$218,819	—
(0.01)	$1.00	0.72%	0.40	%(f)	1.41	%(f)	0.30	%(f)	$267,694	—

(0.56)	$9.96	5.39%	0.65	%(f)	5.58	%(f)	1.18	%(f)	$29,360	482%
(0.54)	$9.83	4.25%	0.59%		5.51%		1.03%		$52,041	519%
(0.55)	$9.69	4.31%	0.61%		5.77%		0.94%		$73,140	237%
(0.49)	$9.81	6.47%	0.71	%(f)	6.05	%(f)	0.21	%(f)	$56,282	158%
(0.57)	$9.80	5.87%	0.63%		4.55	%(m)	0.27%		$89,014	89%
(0.23)	$9.94	3.79%	0.69	%(f)	3.69	%(f)	0.40	%(f)	$106,138	52%

(0.01)	$1.00	1.19%	0.61	%(f)	1.55	%(f)	0.36	%(f)	$2,805	—
(0.01)	$1.00	0.61%	0.60	%(f)	1.22	%(f)	0.35	%(f)	$2,442	—

13

VISION Group of Funds
Notes to Financial Statements
October 31, 2002 (unaudited)

Organization

VISION Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 21 portfolios (individually referred to as the “Fund”, or collectively as the “Funds”). The following Funds are presented herein:

Portfolio Name	Investment Objective

VISION Institutional Prime Money Market Fund (“Institutional Prime Money Market Fund”) (d)	Seeks current income with liquidity and stability of principal.

VISION Institutional Limited Duration U.S. Government Fund (“Institutional Limited Duration U.S. Government Fund”) (d)	Seeks current income with preservation of capital as a secondary objective.

VISION Money Market Fund (“Money Market Fund”) (d)	Seeks current income with liquidity and stability of principal.

(d)  Diversified

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”).

Investment Valuation—Institutional Prime Money Market Fund and Money Market Fund use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. For Institutional Limited Duration U.S. Government Fund, U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

Repurchase Agreements—It is each Fund’s policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

14

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Money Market Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective May 1, 2001, the Trust adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing long-term premiums and discounts on long-term debt securities. The cumulative effect of this accounting change had no impact on total net assets of Institutional Limited Duration U.S. Government Fund, but resulted in adjustments to the financial statements as follows:

	As of May 1, 2001			For the Year Ended April 30, 2002
	Cost of Investments	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(110,854)	$(323,068)	$212,214	$(757,309)	$219,961	$537,348

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes—It is the policy of the Funds to comply with the provisions of the Internal Revenue Code, as amended, (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At April 30, 2002, Institutional Limited Duration U.S. Government Fund, for federal tax purposes, had a capital loss carryforward of $1,237,431, which will reduce the Institutional Limited Duration U.S. Government Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Institutional Limited Duration U.S. Government Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$67,802
2008	616,878
2009	306,358
2010	246,393

$1,237,431

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other—Investment transactions are accounted for on a trade date basis.

15

Capital Stock

At October 31, 2002, there were 1,000,000,000 shares (without par value) capital stock authorized with respect to Institutional Prime Money Market Fund; 1,000,000,000 shares (without par value) capital stock authorized with respect to Institutional Limited Duration U.S. Government Fund; and 6,000,000,000 shares of $0.001 par value capital stock (2,000,000,000 authorized as to Class A Shares, 2,000,000,000 authorized as to Class S Shares and 2,000,000,000 authorized as to Institutional Shares) authorized with respect to Money Market Fund. Capital paid-in for Institutional Prime Money Market Fund aggregated $267,673,310 and for Money Market Fund aggregated $1,507,071,801. Transactions in capital stock were as follows:

	Institutional Prime Money Market Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
	Shares	Amount	Shares	Amount
Shares sold	599,080,053	$599,080,053	922,203,584	$922,203,584

Shares issued to shareholders in payment of distributions declared	362,669	362,669	1,634,293	1,634,292

Shares redeemed	(550,565,228)	(550,565,228)	(891,032,360)	(891,032,360)

Net change resulting from share transactions	48,877,494	$48,877,494	32,805,517	$32,805,516

	Institutional Limited Duration U.S. Government Fund
	Six Months Ended October 31, 2002		Year Ended April 30, 2002
	Shares	Amount	Shares	Amount
Shares sold	2,748,636	$27,120,932	5,685,226	$56,034,201

Shares issued to shareholders in payment of distributions declared	73,919	730,999	94,318	928,717

Shares redeemed	(1,227,487)	(12,122,350)	(2,437,502)	(23,997,059)

Net change resulting from share transactions	1,595,068	$15,729,581	3,342,042	$32,965,859

	Money Market Fund
Class A Shares:	Six Months Ended October 31, 2002	Year Ended April 30, 2002
Shares sold	44,124,361,187	112,180,878,513

Shares issued to shareholders in payment of distributions declared	3,513,653	22,882,631

Shares redeemed	(44,235,936,338)	(112,289,609,561)

Net change resulting from Class A Share transactions	(108,061,498)	(85,848,417)

16

VISION Group of Funds

	Money Market Fund
Class S Shares:	Six Months Ended October 31, 2002	Year Ended April 30, 2002
Shares sold	10,935,079,098	23,139,522,831

Shares issued to shareholders in payment of distributions declared	—	4

Shares redeemed	(10,947,002,709)	(23,088,815,283)

Net change resulting from Class S Share transactions	(11,923,611)	50,707,552

	Money Market Fund
Institutional Shares:	Six Months Ended October 31, 2002	Period Ended April 30, 2002 (a)
Shares sold	7,818,454	3,949,272

Shares issued to shareholders in payment of distributions declared	14,700	5,748

Shares redeemed	(8,195,367)	(1,150,263)

Net change resulting from Institutional Share transactions	(362,213)	2,804,757

Net change resulting from share transactions	(120,347,322)	(32,336,108)

(a)	Reflects operations for the period from September 4, 2001 (date of initial public investment) to April 30, 2002.

Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—M&T Asset Management, a department of Manufacturers and Traders Trust Company, the Funds’ investment adviser (the “Adviser” or “M&T”), receives for its services an annual investment adviser fee based on a percentage of each fund’s average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund Name	Annual Rate
Institutional Prime Money Market Fund	0.50%
Institutional Limited Duration U.S. Government Fund	0.60%
Money Market Fund	0.50%

17

Administrative Fee—Federated Services Company (“FServ”) and M&T Securities, Inc. (“M&T Securities”) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. During the period May 1, 2001 through September 30, 2002, administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FServ

Maximum Fee	Average Aggregate Daily Net Assets of the VISION Group of Funds
0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.015%	on assets in excess of $5 billion

Fees Payable to M&T Securities, Inc.

Maximum Fee	Average Aggregate Daily Net Assets of the VISION Group of Funds
0.04%	on the first $5 billion
0.015%	on assets in excess of $5 billion

Effective October 1, 2002, the Administrative Fee has been changed to reflect the following fee schedule.

Fees Payable to FServ

Maximum Fee	Average Aggregate Daily Net Assets of the VISION Group of Funds
0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.02%	on the next $2 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees Payable to M&T Securities, Inc.

Maximum Fee	Average Aggregate Daily Net Assets of the VISION Group of Funds
0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

Transfer and Dividend Disbursing Agent and Fund Accounting Fee—FServ provides the Funds with certain administrative personnel and fund accounting services. FServ, through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Trust for the period.

Distribution Services Fee—The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds’ Shares. The Plan provides that each Fund may incur distribution expenses up to 0.25% of the average daily net assets of each Fund, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. The Institutional Shares of the Money Market Fund does not pay or accrue distribution services fees. Institutional Limited Duration U.S. Government Fund and Institutional Prime Money Market Fund did not pay or accrue distribution services fees during the six months ended October 31, 2002.

18

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with M&T Securities, M&T Securities may receive up to 0.25% of average daily net assets of each Fund for the period. The fee paid to M&T Securities is used to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities may voluntarily choose to waive any portion of its fee. M&T Securities can modify or terminate this voluntary waiver at any time at its sole discretion. Institutional Prime Money Market Fund did not pay or accrue shareholder services fees during the six months ended October 31, 2002.

General—Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions—Purchases and sales of long-term U.S. Government securities for Institutional Limited Duration U.S. Government Fund for the six months ended October 31, 2002, were $64,993,272 and $49,032,302, respectively.

Line of Credit

The Funds (except for Managed Allocation Fund-Aggressive Growth, Managed Allocation Fund-Moderate Growth and Managed Allocation Fund-Conservative Growth) entered into a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the six months ended October 31, 2002.

19

Shares of the VISION Group of Funds are not FDIC insured or otherwise protected  by the U.S. government, are not deposits or other obligations of, or  guaranteed by, Manufacturers and Traders Trust Company,  and are subject to investment risks, including possible loss of the  principal amount invested.

This report is authorized for distribution to prospective investors only when preceded  or accompanied by the Funds’ prospectus which contains facts concerning their  objectives and policies, management fees, expenses and other information.

20

VISION INSTITUTIONAL PRIME MONEY MARKET FUND

VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND

VISION MONEY MARKET FUND

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VISION
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P.O. Box 4556
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Cusip 92830F653
Cusip 92830F646
Cusip 92830F612
26973 (12/02)